As filed with the Securities and Exchange Commission on December 21, 1998
                       1933 Act Registration No. 33-64368
                       1940 Act Registration No. 811-7784

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

            Pre-Effective Amendment No.   [____]             [_____]
            Post-Effective Amendment No.  [ 18 ]             [  X  ]
                                           ----
                        and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

            Amendment No.                    [ 16 ]   [ X ]
                                             ------   -----

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY TRUST
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                          Neuberger Berman Equity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
X   on December 30, 1998,  pursuant to paragraph (b)
__  60 days after  filing  pursuant to paragraph  (a)(1)
__  on  ______________, pursuant to paragraph (a)(1)
__  75 days after filing pursuant to paragraph (a)(2)
__  on  ______________, pursuant to paragraph (a)(2)

      Neuberger   Berman   Equity   Trust  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 18 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN EQUITY TRUST

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 18 ON FORM N-1A

      This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 18 on Form N-1A

Cross Reference Sheets

Neuberger Berman Focus Trust
Neuberger Berman Genesis Trust
Neuberger Berman Guardian Trust
Neuberger Berman International Trust
Neuberger Berman Manhattan Trust
Neuberger Berman Millennium Trust
NEUBERGER BERMAN PARTNERS TRUST

      Part A - Prospectus

      Part B - Statement of Additional Information

NEUBERGER BERMAN GENESIS TRUST

      Part A - Prospectus

NEUBERGER BERMAN GUARDIAN TRUST

      Part A - Prospectus

      Part B - Statement of Additional Information

NEUBERGER BERMAN NYCDC SOCIALLY RESPONSIVE TRUST

      Part A - Prospectus

      Part B - Statement of Additional Information

Neuberger Berman Focus Trust
Neuberger Berman Genesis Trust
Neuberger Berman Guardian Trust
Neuberger Berman International Trust
Neuberger Berman Manhattan Trust
Neuberger Berman Millennium Trust
Neuberger Berman Partners Trust
NEUBERGER BERMAN NYCDC SOCIALLY RESPONSIVE TRUST

      Part C - Other Information.

Signature Pages

Exhibits

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 18 ON FORM N-1A


                              Cross Reference Sheet

            This cross reference sheet relates to the Prospectus and
                    Statement of Additional Information for:

                          NEUBERGER BERMAN FOCUS TRUST
                         NEUBERGER BERMAN GENESIS TRUST
                         NEUBERGER BERMAN GUARDIAN TRUST
                      NEUBERGER BERMAN INTERNATIONAL TRUST
                        NEUBERGER BERMAN MANHATTAN TRUST
                        NEUBERGER BERMAN MILLENNIUM TRUST
                         NEUBERGER BERMAN PARTNERS TRUST


             FORM N-1A ITEM NO.         CAPTION IN PART A PROSPECTUS
             ------------------         ----------------------------

Item 1.      Front and Back Cover      Front and Back Cover Page
             Pages

Item 2.      Risk/Return Summary:      Investor Expenses; Performance; Main
             Investments, Risks, and   Risks
             Performance

Item 3.      Risk/Return Summary: Fee  Performance; Investor Expenses
             Table

Item 4.      Investment Objectives,    Goal & Strategy; Main Risks
             Principal Investment
             Strategies, and Related
             Risks

Item 5.      Management's Discussion   Not Applicable
             of Fund Performance

Item 6.      Management,               Front Cover Page; Management Sidebar
             Organization, and
             Capital Structure

Item 7.      Shareholder Information   Your Investment; Buying Shares;
                                       Maintaining Your Account; Privileges
                                       and Services; Share Prices

Item 8.      Distribution Arrangements Fund Structure Sidebar (under
                                       Maintaining Your Account)

Item 9.      Financial Highlights      Financial Highlights
             Information


                                       CAPTION IN PART B
             FORM N-1A ITEM NO.        STATEMENT OF ADDITIONAL INFORMATION
             ------------------        -----------------------------------

Item 10.     Cover Page and Table of   Cover and Table of Contents
             Contents

Item 11.     Fund History              Information Regarding Organization,
                                       Capitalization and Other Matters

                                       CAPTION IN PART B
             FORM N-1A ITEM NO.        STATEMENT OF ADDITIONAL INFORMATION
             ------------------        -----------------------------------

Item 12.     Description of the Fund   Investment Information; Certain Risk
             and Its Investments and   Considerations
             Risks

Item 13.     Management of the Fund    Trustees And Officers

Item 14.     Control Persons and       Control Persons and Principal Holders
             Principal Holders of      of Securities
             Securities

Item 15.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 16.     Brokerage Allocation and  Portfolio Transactions
             Other Practices

Item 17.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 18.     Purchase, Redemption,     Additional Purchase Information;
             and Pricing of Shares     Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 19.     Taxation of the Fund      Dividends and Other Distributions;
                                       Additional Tax Information

Item 20.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 21.     Calculation of            Performance Information
             Performance Data

Item 22.     Financial Statements      Financial Statements

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 18 ON FORM N-1A


                              Cross Reference Sheet

                 This cross reference sheet relates to the Prospectus for:

                         NEUBERGER BERMAN GENESIS TRUST

             FORM N-1A ITEM NO.        CAPTION IN PART A PROSPECTUS
             ------------------        ----------------------------

Item 1.      Front and Back Cover      Front and Back Cover Page
             Pages

Item 2.      Risk/Return Summary:      Investor Expenses; Performance; Main
             Investments, Risks, and   Risks
             Performance

Item 3.      Risk/Return Summary: Fee  Performance; Investor Expenses
             Table

Item 4.      Investment Objectives,    Goal & Strategy; Main Risks
             Principal Investment
             Strategies, and Related
             Risks

Item 5.      Management's Discussion   Not Applicable
             of Fund Performance

Item 6.      Management,               Front Cover Page; Management Sidebar
             Organization, and
             Capital Structure

Item 7.      Shareholder Information   Your Investment; Buying Shares;
                                       Maintaining Your Account; Privileges
                                       and Services; Share Prices

Item 8.      Distribution Arrangements Fund Structure Sidebar (under
                                       Maintaining Your Account)

Item 9.      Financial Highlights      Financial Highlights
             Information

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 18 ON FORM N-1A

                              Cross Reference Sheet

             This cross reference sheet relates to the Prospectus and
                    Statement of Additional Information for:

                         NEUBERGER BERMAN GUARDIAN TRUST


             FORM N-1A ITEM NO.        CAPTION IN PART A PROSPECTUS
             ------------------        ----------------------------

Item 1.      Front and Back Cover      Front and Back Cover Page
             Pages

Item 2.      Risk/Return Summary:      Investor Expenses; Performance; Main
             Investments, Risks, and   Risks
             Performance

Item 3.      Risk/Return Summary: Fee  Performance; Investor Expenses
             Table

Item 4.      Investment Objectives,    Goal & Strategy; Main Risks
             Principal Investment
             Strategies, and Related
             Risks

Item 5.      Management's Discussion   Not Applicable
             of Fund Performance

Item 6.      Management,               Front Cover Page; Management Sidebar
             Organization, and
             Capital Structure

Item 7.      Shareholder Information   Your Investment; Buying Shares;
                                       Maintaining Your Account; Privileges
                                       and Services; Share Prices

Item 8.      Distribution Arrangements Fund Structure Sidebar (under
                                       Maintaining Your Account)

Item 9.      Financial Highlights      Financial Highlights
             Information

                                       CAPTION IN PART B
            FORM N-1A ITEM NO.         STATEMENT OF ADDITIONAL INFORMATION
            ------------------         -----------------------------------


Item 10.     Cover Page and Table of   Cover and Table of Contents
             Contents

Item 11.     Fund History              Information Regarding Organization,
                                       Capitalization and Other Matters

Item 12.     Description of the Fund   Investment Information; Certain Risk
             and Its Investments and   Considerations
             Risks

Item 13.     Management of the Fund    Trustees And Officers


                                       CAPTION IN PART B
             FORM N-1A ITEM NO.        STATEMENT OF ADDITIONAL INFORMATION
             ------------------        -----------------------------------

Item 14.     Control Persons and       Control Persons and Principal Holders
             Principal Holders of      of Securities
             Securities

Item 15.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 16.     Brokerage Allocation and  Portfolio Transactions
             Other Practices

Item 17.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 18.     Purchase, Redemption,     Additional Purchase Information;
             and Pricing of Shares     Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 19.     Taxation of the Fund      Dividends and Other Distributions;

                                       Additional Tax Information
Item 20.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 21.     Calculation of            Performance Information
             Performance Data

Item 22.     Financial Statements      Financial Statements

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 18 ON FORM N-1A

                              Cross Reference Sheet

             This cross reference sheet relates to the Prospectus and
                    Statement of Additional Information for:

                NEUBERGER BERMAN NYCDC SOCIALLY RESPONSIVE TRUST


             FORM N-1A ITEM NO.        CAPTION IN PART A PROSPECTUS
             ------------------        ----------------------------

Item 1.      Front and Back Cover      Front and Back Cover Page
             Pages

Item 2.      Risk/Return Summary:      Investor Expenses; Performance; Main
             Investments, Risks, and   Risks
             Performance

Item 3.      Risk/Return Summary: Fee  Performance; Investor Expenses
             Table

Item 4.      Investment Objectives,    Goal & Strategy; Main Risks
             Principal Investment
             Strategies, and Related
             Risks

Item 5.      Management's Discussion   Not Applicable
             of Fund Performance

Item 6.      Management,               Front Cover Page; Management Sidebar
             Organization, and
             Capital Structure

Item 7.      Shareholder Information   Your Investment; Buying Shares;
                                       Maintaining Your Account; Privileges
                                       and Services; Share Prices

Item 8.      Distribution Arrangements Fund Structure Sidebar (under
                                       Maintaining Your Account)

Item 9.      Financial Highlights      Financial Highlights
             Information

                                       CAPTION IN PART B
             FORM N-1A ITEM NO.        STATEMENT OF ADDITIONAL INFORMATION
             ------------------        -----------------------------------

Item 10.     Cover Page and Table of   Cover and Table of Contents
             Contents

Item 11.     Fund History              Information Regarding Organization,
                                       Capitalization and Other Matters

Item 12.     Description of the Fund   Investment Information; Certain Risk
             and Its Investments and   Considerations
             Risks

Item 13.     Management of the Fund    Trustees And Officers


                                       CAPTION IN PART B
             FORM N-1A ITEM NO.        STATEMENT OF ADDITIONAL INFORMATION
             ------------------        -----------------------------------

Item 14.     Control Persons and       Control Persons and Principal Holders
             Principal Holders of      of Securities
             Securities

Item 15.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 16.     Brokerage Allocation and  Portfolio Transactions
             Other Practices

Item 17.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 18.     Purchase, Redemption,     Additional Purchase Information;
             and Pricing of Shares     Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 19.     Taxation of the Fund      Dividends and Other Distributions;
                                       Additional Tax Information

Item 20.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 21.     Calculation of            Performance Information
             Performance Data

Item 22.     Financial Statements      Financial Statements




                                     PART C

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 18.

[PHOTO]                                                         NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY TRUSTS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------

                    PROSPECTUS DECEMBER 30, 1998


                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

       Focus Trust
       Genesis Trust
       Guardian Trust
       International Trust
       Manhattan Trust
       Millennium Trust
       Partners Trust
       Socially Responsive Trust

CONTENTS

            NEUBERGER BERMAN EQUITY TRUSTS

PAGE 2 ......  Focus Trust

     8 ......  Genesis Trust

    14 ......  Guardian Trust

    20 ......  International Trust

    26 ......  Manhattan Trust

    32 ......  Millennium Trust

    36 ......  Partners Trust

    42 ......  Socially Responsive Trust

            YOUR INVESTMENT

    48 ......  Maintaining Your Account

    50 ......  Share Prices

    51 ......  Distributions and Taxes

    53 ......  Fund Structure


                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1998 Neuberger Berman Management Inc.

-------------------------------------------------------------

FUND MANAGEMENT

All of the Neuberger Berman Equity Trusts are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of September 30, 1998) and continue an asset management history that began in 1939.



RISK INFORMATION


This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).


  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND


- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS


- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO


- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID


- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED

[PHOTO]
'>

NEUBERGER BERMAN
FOCUS TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBFCX      ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS TRUST INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT MEET OUR CRITERIA."

GOAL & STRATEGY
-------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still allow the potential for performance.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                           Focus Trust   3

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance
depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political, or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes any particular size of stock, it takes on the associated risks. Mid-and small-cap stocks tend to be riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid- and small-cap stocks. At any given time, one size of stock may be out of favor with investors. If the fund emphasizes that size, it could perform less well than certain other funds.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.


  [ICON]  The bar chart below shows how
          performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                   16.47%
89                                                     29.78%
90                                                     -5.92%
91                                                     24.66%
92                                                     21.10%
93                                                     19.60%
94                                                      0.93%
95                                                     36.03%
96                                                     16.29%
97                                                     24.15%
BEST QUARTER: Q2 '97, up 16.90%
WORST QUARTER: Q3 '90, down 9.07%
Year-to-date performance as of 9/30/98: down
15.87%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

FOCUS TRUST                        24.15        18.84        17.67
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.


* The fund began operating in August 1993. Performance results from 1988 to August 1993 are actually those of another Neuberger Berman fund that began operations in 1955, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Focus Trust would have had. That older fund is not offered in this prospectus.


                                           Focus Trust   5

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.88% of average net assets.

  [ICON]  The fund does not charge you any fees
          for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      0.88
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.09
                                              ....
EQUALS:  Total annual operating expenses      0.97



* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 0.94% OF THE FUND'S AVERAGE NET ASSETS. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses**             $99      $309      $536      $1190

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $96, $300, $520, AND $1155, RESPECTIVELY.

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.03    11.36    14.41    14.83    21.27
PLUS:     Income from investment operations
          Net investment income                                       0.05     0.05     0.06     0.01     0.03
          Net gains/losses -- realized and unrealized                 1.31     3.05     0.46     6.49    (3.66)
          Subtotal: income from investment operations                 1.36     3.10     0.52     6.50    (3.63)
MINUS:    Distributions to shareholders
          Income dividends                                            0.02     0.05     0.02     0.06     0.01
          Capital gain distributions                                  0.01       --     0.08       --     0.49
          Subtotal: distributions to shareholders                     0.03     0.05     0.10     0.06     0.50
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           11.36    14.41    14.83    21.27    17.14
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                0.85     0.96     0.99     0.96     0.94
Gross expenses(1)                                                     2.50     2.50     1.27     1.06     0.97
Expenses(2)                                                             --       --     0.99     0.96     0.94
Net investment income -- actual                                       0.92     0.67     0.63     0.11     0.17
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                                  13.58    27.44     3.62    43.93   (17.45)
Net assets at end of year (in millions of dollars)                     1.6     14.5     55.6    160.9    193.2
Portfolio turnover rate (%)                                             52       36       39       63       64

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.
(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                           Focus Trust   7

[]

NEUBERGER BERMAN
GENESIS TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBGEX      ABOVE: PORTFOLIO MANAGERS JUDITH M. VALE AND
                                     ROBERT W. D'ALELIO

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN ARE IN LESS GLAMOROUS INDUSTRIES. FUTURE GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."


THE FUND IS CLOSED TO NEW INVESTORS, EXCEPT FOR INVESTORS THROUGH 401(K), 403(B) AND 457 PLANS. CURRENT SHAREHOLDERS MAY MAKE ADDITIONAL INVESTMENTS IN THE FUND.

GOAL & STRATEGY
-------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain industries that they believe will benefit from market or economic trends.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                         Genesis Trust   9

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance
depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

- be noticeably affected by the fortunes of a given sector that the managers decided to focus on

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      10  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


  [ICON]  The bar chart below shows how
          performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89                                                     17.25%
90                                                    -16.24%
91                                                     41.55%
92                                                     15.62%
93                                                     14.37%
94                                                     -1.66%
95                                                     27.17%
96                                                     29.90%
97                                                     34.86%
BEST QUARTER: Q1 '91, up 25.05%
WORST QUARTER: Q3 '90, down 21.81%
Year-to-date performance as of 9/30/98: down
17.19%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                                           Since
                                                         Inception
                                1 Year       5 Years      9/27/88
-------------------------------------------------------------------
GENESIS TRUST                      34.86        20.17        16.64
Russell 2000 Index                 22.36        16.40        14.46

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.


* The fund began operating in August 1993. Performance results from September 1988 to August 1993 are actually those of another Neuberger Berman fund that began operations in 1988, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Genesis Trust would have had. That older fund is not offered in this prospectus.


                                        Genesis Trust   11

INVESTOR EXPENSES
-------------------------------------------------------------


MANAGEMENT


JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1998 to 1996, he was a senior portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 1.09% of average net assets.

  [ICON]  The fund does not charge you any fees
          for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------


 ANNUAL OPERATING EXPENSES (% of average net assets)*


 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.08
                                              ....
EQUALS:  Total annual operating expenses      1.19



* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $121     $378      $654      $1443

                      12  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.05    10.59    12.65    14.99    21.45
PLUS:     Income from investment operations
          Net investment income (loss)                               (0.01)   (0.01)   (0.02)   (0.01)    0.12
          Net gains/losses -- realized and unrealized                 0.56     2.08     2.68     6.61    (4.14)
          Subtotal: income from investment operations                 0.55     2.07     2.66     6.60    (4.02)
MINUS:    Distributions to shareholders
          Capital gain distributions                                  0.01     0.01     0.32     0.14     0.15
          Subtotal: distributions to shareholders                     0.01     0.01     0.32     0.14     0.15
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           10.59    12.65    14.99    21.45    17.28
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset arrangements had not been in effect.
Net expenses -- actual                                                1.36     1.42     1.38     1.25     1.17
Gross expenses(1)                                                     2.50     1.78     1.65     1.35     1.19
Expenses(2)                                                             --       --     1.38     1.26     1.17
Net investment income (loss) -- actual                               (0.21)   (0.24)   (0.27)   (0.16)    0.68
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                                   5.47    19.51    21.44    44.31   (18.88)
Net assets at end of year (in millions of dollars)                     3.1     30.6     65.2    382.7    704.5
Portfolio turnover rate (%)                                             63       37       21       18       18

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/WAIVER.
(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES
 AND/OR WAIVED A PORTION OF THE MANAGEMENT FEE.

                                        Genesis Trust   13

[]

NEUBERGER BERMAN
GUARDIAN TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBGTX      ABOVE: PORTFOLIO MANAGERS ALLAN "RICK" WHITE
                                     AND KEVIN L. RISEN

"WITH GUARDIAN TRUST WE LOOK FOR ESTABLISHED COMPANIES THAT ARE EITHER 'UNDER A ROCK' OR 'UNDER A CLOUD' -- MEANING THAT THEY'RE EITHER NOT WELL FOLLOWED ON WALL STREET OR THEY'RE TEMPORARILY OUT OF FAVOR WITH OTHER INVESTORS. IT'S VERY MUCH A CONTINUATION OF THE CLASSIC VALUE APPROACH THE FUND HAS USED SINCE ITS FOUNDING IN 1950."

GOAL & STRATEGY
-------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.


To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.



The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.


The managers look for well managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low price-to-earnings ratios

- consistent earnings


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


                                       Guardian Trust   15

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may tem-porarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance
depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform less well than certain other funds. While they may at times be less risky than small-cap stocks, large-cap stocks may perform better or less well over time.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      16  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


DISTRIBUTION HISTORY


In keeping with its goal, the fund has paid an annual income distribution every quarter since December 1993, the year of its inception. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.



  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                   28.05%
89                                                     21.50%
90                                                     -4.71%
91                                                     34.33%
92                                                     19.01%
93                                                     13.52%
94                                                      1.52%
95                                                     31.99%
96                                                     17.74%
97                                                     17.83%
BEST QUARTER: Q1 '91, up 17.42%
WORST QUARTER: Q3 '90, down 15.76%
Year-to-date performance as of 9/30/98: down
16.88%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
GUARDIAN TRUST                     17.83        16.11        17.46
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.


* The fund began operating in August 1993. Performance results from 1988 to August 1993 are actually those of another Neuberger Berman fund that began operations in 1950, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Guardian Trust would have had. That older fund is not offered in this prospectus.


                                       Guardian Trust   17

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT

KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.84% of average net assets.

  [ICON]  The fund does not charge you any fees
          for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------


 ANNUAL OPERATING EXPENSES (% of average net assets)*


 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      0.84
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.03
                                              ....
EQUALS:  Total annual operating expenses      0.87



* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $89      $278      $482       $1073

                      18  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                           1994          1995          1996          1997          1998
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year               10.27         11.27         13.83         14.24         19.47
PLUS:     Income from investment operations
          Net investment income                                 0.09          0.13          0.16          0.08          0.09
          Net gains/losses -- realized and unrealized           0.99          2.55          0.55          5.48         (3.93)
          Subtotal: income from investment operations           1.08          2.68          0.71          5.56         (3.84)
MINUS:    Distributions to shareholders
          Income dividends                                      0.07          0.12          0.14          0.10          0.10
          Capital gain distributions                            0.01            --          0.16          0.23          1.29
          Subtotal: distributions to shareholders               0.08          0.12          0.30          0.33          1.39
                                                           .................................................................
EQUALS:   Share price (NAV) at end of year                     11.27         13.83         14.24         19.47         14.24
----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                          0.80          0.90          0.92          0.88          0.87
Gross expenses(1)                                               1.52          0.96          0.92            --            --
Expenses(2)                                                       --            --          0.92          0.88          0.87
Net investment income -- actual                                 1.50          1.35          1.26          0.47          0.50
----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                               10.57(3)      24.01(3)       5.19(3)      39.56        (20.88)
Net assets at end of year (in millions of dollars)              75.8         683.1       1,340.1       2,269.8       1,529.5
Portfolio turnover rate (%)                                       24            26            37            50            60

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.
(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.

                                       Guardian Trust   19

[]

NEUBERGER BERMAN
INTERNATIONAL TRUST
--------------------------------------------------------------------------------


                                                 PORTFOLIO MANAGER VALERIE CHANG


"IN IDENTIFYING ATTRACTIVE STOCKS FROM AMONG THE MANY THOUSANDS
CURRENTLY AVAILABLE OUTSIDE THE U.S., IT'S IMPORTANT TO HAVE A CLEAR STRATEGY. THIS FUND USES A COMBINATION OF GROWTH AND VALUE CRITERIA, WHILE ALSO CONSIDERING LARGER SCALE ECONOMIC FACTORS."

GOAL & STRATEGY
-------------------------------------------------------------

FOREIGN STOCKS
There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                  International Trust   21

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance
depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.


Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also under-perform if the manager invests in the wrong countries or regions.


Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the fund invests in growth stocks or in value stocks, it takes on the risks associated with both types of stocks. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Either type of stock may underperform the other during a given period.

                      22  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time would have been different if current policies had been in effect.


  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89
90
91
92
93
94
95                                                      7.88%
96                                                     23.69%
97                                                     11.21%
BEST QUARTER: Q2 '97, up 9.30%
WORST QUARTER: Q4 '97, down 8.67%
Year-to-date performance as of 9/30/98: down
11.89%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                                      Since
                                                    Inception
                                        1 Year       6/15/94
--------------------------------------------------------------
INTERNATIONAL TRUST                        11.21        11.54
EAFE Index                                  2.06         5.38

 The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.


* The fund began operating in June 1998. Performance results from June 1994 to June 1998 are actually those of another Neuberger Berman fund that began operations in 1994, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than International Trust would have had. That older fund is not offered in this prospectus.


                                  International Trust   23

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
VALERIE CHANG is an Assistant Vice President of Neuberger Berman Management. In 1996 she joined the firm and became assistant manager of the fund. She has been the manager since 1997. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 1.25% of average net assets.

  [ICON]  The fund does not charge you any fees
          for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      1.25
PLUS:    Distribution (12b-1) fees            None
         Other expenses**                     0.67
                                              ....
EQUALS:  Total annual operating expenses      1.92



 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.70% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.


** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses***            $195     $603      $1037     $2243



*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $173, $536, $923 AND $2009, RESPECTIVELY.


                      24  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                                            1998(1)
----------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
           Share price (NAV) at beginning of period                                17.13
PLUS:      Income from investment operations
           Net investment loss                                                     (0.02)
           Net gains/losses -- realized and unrealized                             (3.24)
           Subtotal: income from investment operations                             (3.26)
                                                                               .........
EQUALS:    Share price (NAV) at end period                                         13.87
----------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                              1.70(2)
Gross expenses(3)                                                                   6.02(2)
Expenses(4)                                                                         1.70(2)
Net investment loss -- actual                                                      (0.54)(2)
----------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                                  (19.03)(5)(6)
Net assets at end of year (in millions of dollars)                                   1.8
Portfolio turnover rate (%)                                                           46


The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 6/29/98 (BEGINNING OF OPERATIONS) TO 8/31/98.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                  International Trust   25

[]

NEUBERGER BERMAN
MANHATTAN TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBMTX      ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND BROOKE A. COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
-------------------------------------------------------------

MID-CAP STOCKS

Mid-cap stocks have his-torically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.


Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]

            THE FUND SEEKS GROWTH OF CAPITAL.


         To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Manhattan Trust   27

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance
depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.


Through active trading, the fund may have a high portfolio turnover rate, which can mean higher tax-able distributions and lower performance due to increased brokerage costs.


                      28  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index as well as a more focused index of mid-cap growth stocks. The fund's performance figures include all of its expenses; the indices do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.


  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                 18.31%
89                                                   29.09%
90                                                   -8.05%
91                                                   30.89%
92                                                   17.77%
93                                                   10.02%
94                                                   -3.43%
95                                                   30.82%
96                                                    9.74%
97                                                   29.33%
BEST QUARTER: Q1 '91, up 14.75%
WORST QUARTER: Q3 '90, down 15.88%
Year-to-date performance as of 9/30/98: down
8.97%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
MANHATTAN TRUST                    29.33        14.55        15.62
Russell Midcap Growth Index        22.54        15.98        16.80
S&P 500 Index                      33.32        20.22        18.00

 The Russell Midcap Growth is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.


* The fund began operating in August 1993. Performance results from 1988 to August 1993 are actually those of another fund that Neuberger Berman Management has advised since 1979, and that invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Manhattan Trust would have had. That older fund is not offered in this prospectus.


                                      Manhattan Trust   29

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT

JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.


BROOKE A. COBB is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.93% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses.
The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      0.93
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.22
                                              ....
EQUALS:  Total annual operating expenses      1.15



* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 1.04% OF THE FUND'S AVERAGE NET ASSETS. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses**             $117     $365      $633      $1398

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $106, $331, $574 AND $1271, RESPECTIVELY.

                      30  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.01    10.37    12.99    12.18    15.77
PLUS:     Income from investment operations
          Net investment income (loss)                                0.01       --    (0.04)   (0.04)   (0.07)
          Net gains/losses -- realized and unrealized                 0.36     2.67    (0.34)    4.55    (1.40)
          Subtotal: income from investment operations                 0.37     2.67     0.38     4.51    (1.47)
MINUS:    Distributions to shareholders
          Income dividends                                            0.01     0.01       --       --       --
          Capital gain distributions                                    --     0.04     0.43     0.92     2.69
          Subtotal: distributions to shareholders                     0.01     0.05     0.43     0.92     2.69
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           10.37    12.99    12.18    15.77    11.61
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                0.96     1.06     1.08     1.09     1.04
Gross expenses(1)                                                     2.50     1.46     1.25     1.23     1.15
Expenses(2)                                                             --       --     1.08     1.09     1.04
Net investment income (loss) -- actual                                0.16    (0.03)   (0.38)   (0.30)   (0.52)
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                                   3.70    25.90    (2.98)   38.84   (11.23)
Net assets at end of year (in millions of dollars)                    12.1     35.6     48.2     51.1     46.1
Portfolio turnover rate (%)                                             50       44       53       89       90

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                      Manhattan Trust   31

[]

NEUBERGER BERMAN
MILLENNIUM TRUST
--------------------------------------------------------------------------------

                              ABOVE: PORTFOLIO MANAGERS MICHAEL F. MALOUF
                                     AND JENNIFER K. SILVER

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
-------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.


While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                     Millennium Trust   33

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance
depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks, especially when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

- be noticeably affected by the fortunes of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.


Through active trading, the fund may have a high portfolio turnover rate, which can mean higher tax-able distributions and lower performance due to increased brokerage costs.


                      34  Neuberger Berman

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since its inception in 1998, the year he joined the firm. From 1991 to 1998 he was a portfolio manager at another firm.


JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, since 1997, she has been co-manager of the fund since 1998. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

  [ICON]  The fund does not charge you any fees
          for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      1.25
PLUS:    Distribution (12b-1) fees            None
         Other expenses**                     1.20
                                              ....
EQUALS:  Total annual operating expenses      2.45



 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.



** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                      1 Year   3 Years
--------------------------------------
Expenses***            $248     $764



*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE- AND THREE-YEAR PERIODS WOULD BE $178 AND $551, RESPECTIVELY.


BECAUSE THE FUND IS NEW IT DOES NOT HAVE PERFORMANCE OR FINANCIAL HIGHLIGHTS TO REPORT.

                                     Millennium Trust   35

[]

NEUBERGER BERMAN
PARTNERS TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBPTX      ABOVE: PORTFOLIO MANAGERS MICHAEL M. KASSEN,
                              ROBERT I. GENDELMAN AND S. BASU MULLICK

"OUR MANAGEMENT APPROACH FOCUSES ON FINDING UNDERVALUED
COMPANIES. IN PARTICULAR, WE LOOK FOR 'FALLEN ANGELS' -- GROWTH
STOCKS WHOSE PRICES HAVE HIT NEW LOWS. AT THE SAME TIME, WE
TEND TO BE DISCIPLINED IN MAKING SELL DECISIONS. WE WOULD RATHER
SELL EARLY THAN SELL TOO LATE."

GOAL & STRATEGY
-------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS
Large companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

VALUE INVESTING

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.


  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals

- consistent cash flow

- a sound track record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                       Partners Trust   37

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance
depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.


Through active trading, the fund may have a high portfolio turnover rate, which can mean higher tax-able distributions and lower performance due to increased brokerage costs.


                      38  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                 15.46%
89                                                   22.78%
90                                                   -5.11%
91                                                   22.36%
92                                                   17.52%
93                                                   15.45%
94                                                   -0.99%
95                                                   35.15%
96                                                   26.45%
97                                                   29.10%
BEST QUARTER: Q2 '97, up 14.03%
WORST QUARTER: Q3 '90, down 9.61%
Year-to-date performance as of 9/30/98: down
8.71%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
PARTNERS TRUST                     29.10        20.32        17.17
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.


* The fund began operating in August 1993. Performance results from 1988 to August 1993 are actually those of another fund that Neuberger Berman Management has advised since 1975, and that invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Partners Trust would have had. That older fund is not offered in this prospectus.


                                       Partners Trust   39

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
MICHAEL M. KASSEN, ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice Presidents of Neuberger Berman Management.
Kassen and Gendelman are principals of Neuberger Berman, LLC. Kassen has been manager of the fund since 1990, and was joined by Gendelman in 1994 and Mullick in 1998. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.85% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      0.85
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.06
                                              ....
EQUALS:  Total annual operating expenses      0.91



* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 0.90% OF THE FUND'S AVERAGE NET ASSETS. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses**             $93      $290      $504       $1120

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $92, $287, $498 AND $1108, RESPECTIVELY.

                      40  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.01    10.54    12.68    13.39    18.80
PLUS:     Income from investment operations
          Net investment income                                       0.03     0.05     0.08     0.07     0.11
          Net gains/losses -- realized and unrealized                 0.53     2.19     1.59     6.06    (1.82)
          Subtotal: income from investment operations                 0.56     2.24     1.67     6.13    (1.71)
MINUS:    Distributions to shareholders
          Income dividends                                            0.01     0.02     0.07     0.08     0.08
          Capital gain distributions                                  0.02     0.08     0.89     0.64     1.77
          Subtotal: distributions to shareholders                     0.03     0.10     0.96     0.72     1.85
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           10.54    12.68    13.39    18.80    15.24
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                0.81     0.92     0.94     0.91     0.90
Gross expenses(1)                                                     2.50     1.24     1.06     0.94     0.91
Expenses(2)                                                             --       --     0.94     0.91     0.90
Net investment income -- actual                                       0.47     0.81     0.84     0.64     0.70
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                                   5.61    21.52    13.76    47.11   (10.15)
Net assets at end of year (in millions of dollars)                     4.7     61.3    128.5    470.6    729.7
Portfolio turnover rate (%)                                             75       98       96       77      109

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                       Partners Trust   41

[]

NEUBERGER BERMAN
SOCIALLY RESPONSIVE TRUST
--------------------------------------------------------------------------------

                              ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
-------------------------------------------------------------

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
           THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

- environmental concerns

- diversity in the work force

- progressive employment and workplace practices

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund has a strict policy of avoiding companies that receive more than 5% of their earnings from alcohol, tobacco, gambling, or weapons, as well as companies that sell non-consumer products to the military or are involved in nuclear power.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                            Socially Responsive Trust   43

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]
          Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      44  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference,
the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89
90
91
92
93
94
95                                                   38.94%
96                                                   18.50%
97                                                   24.32%
BEST QUARTER: Q2 '97, up 15.63%
WORST QUARTER: Q1 '97, down 1.90%
Year-to-date performance as of 9/30/98: down
4.97%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                                      Since
                                                    Inception
                                        1 Year       3/16/94
--------------------------------------------------------------

SOCIALLY RESPONSIVE TRUST                  24.32        19.63
S&P 500 Index                              33.32        24.09

 The S&P 500 is an unmanaged index of U.S. stocks.


* The fund began operating in March 1997. Performance results from March 1994 to March 1997 are actually those of another Neuberger Berman fund that began operations in 1994, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Socially Responsive Trust would have had. That older fund is not offered in this prospectus.


                            Socially Responsive Trust   45

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID SAUKAITIS are Assistant Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992; Saukaitis was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.95% of average net assets.

  [ICON]  The fund does not charge you any fees
          for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      0.95
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       1.10
                                              ....
EQUALS:  Total annual operating expenses      2.05



* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT ITS TOTAL ANNUAL OPERATING EXPENSES ARE NOT MORE THAN 0.10% ABOVE THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. UNDER THIS ARRANGEMENT, WHICH NEUBERGER BERMAN MANAGEMENT CAN TERMINATE UPON SIXTY DAYS' NOTICE TO THE FUND, TOTAL ANNUAL OPERATING EXPENSES OF THE FUND LAST YEAR WERE LIMITED TO 1.20% OF THE FUND'S AVERAGE NET ASSETS. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses**             $208     $643      $1103     $2379

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $122, $381, $660, AND $1455, RESPECTIVELY.

                      46  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                     1997(1)       1998
--------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
           Share price (NAV) at beginning of year                           10.00      11.43
PLUS:      Income from investment operations
           Net investment income                                               --       0.03
           Net gains/losses -- realized and unrealized                       1.43      (0.71)
           Subtotal: income from investment operations                       1.43      (0.68)
MINUS:     Distributions to shareholders
           Income dividends                                                    --       0.01
           Capital gain distributions                                          --       0.10
           Subtotal: distributions to shareholders                             --       0.11
           ......................................................................
EQUALS:    Share price (NAV) at end of year                                 11.43      10.64
--------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                       1.58(2)      1.20
Gross expenses(3)                                                            3.33(2)      2.05
Expenses(4)                                                                  1.58(2)      1.20
Net investment income -- actual                                              0.06(2)      0.33
--------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                         14.30(5)     (6.05)
Net assets at end of year (in millions of dollars)                            7.7       13.4
Portfolio turnover rate (%)                                                    51         47

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 3/3/97 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                            Socially Responsive Trust   47

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
-------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

To buy or sell shares of any of the funds described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      48  Neuberger Berman

-------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.


If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.


Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                      Your Investment   49

SHARE PRICES
-------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because these funds do not have sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because these funds charge no fees for selling shares, they pay you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.


The funds are open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.


Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      50  Neuberger Berman

DISTRIBUTIONS
AND TAXES
-------------------------------------------------------------

TAXES AND YOU

The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.


How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Guardian Trust, which typically distributes income every quarter.

Consult your investment provider about whether your income and capital gains distributions from a fund will be reinvested in that fund or paid to you in cash.


HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.


Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.


                                      Your Investment   51

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      52  Neuberger Berman

FUND STRUCTURE
-------------------------------------------------------------

Each of the funds in this prospectus uses a "master-feeder" structure.


Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean a feeder fund and its master portfolio.


For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself. No fund in this prospectus is currently contemplating such a move.

                                      Your Investment   53

[SOLID BAR]

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800


Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN EQUITY TRUSTS


- No load



- No sales charges



- No 12b-1 fees


If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180


[RECYCLE LOGO] NMLRR1281298                            SEC file number: 811-7784

--------------------------------------------------------------------------------

                 NEUBERGER BERMAN EQUITY TRUSTS AND PORTFOLIOS

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 30, 1998

Neuberger Berman MANHATTAN Trust          Neuberger Berman GENESIS Trust
(and Neuberger Berman Manhattan           (and Neuberger Berman Genesis  Portfolio)
Portfolio)

Neuberger Berman FOCUS Trust              Neuberger Berman GUARDIAN Trust
(and Neuberger Berman Focus Portfolio)    (and Neuberger Berman Guardian Portfolio)

Neuberger Berman PARTNERS Trust           Neuberger Berman SOCIALLY RESPONSIVE Trust
(and Neuberger Berman Partners Portfolio) (and Neuberger Berman Socially Responsive
                                          Portfolio)

Neuberger Berman MILLENNIUM Trust         Neuberger Berman INTERNATIONAL Trust
(and Neuberger Berman Millennium          (and Neuberger Berman International Portfolio)
Portfolio)


                              No-Load Mutual Funds
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700

--------------------------------------------------------------------------------

      Neuberger Berman MANHATTAN Trust, Neuberger Berman GENESIS Trust, Neuberger Berman FOCUS Trust, Neuberger Berman GUARDIAN Trust, and Neuberger Berman PARTNERS Trust, Neuberger Berman MILLENNIUM Trust, Neuberger Berman SOCIALLY RESPONSIVE Trust, and Neuberger Berman INTERNATIONAL Trust (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 30, 1998. The Funds invest all of their net investable assets in Neuberger Berman MANHATTAN Portfolio, Neuberger Berman GENESIS Portfolio, Neuberger Berman FOCUS Portfolio, Neuberger Berman GUARDIAN Portfolio, Neuberger Berman PARTNERS Portfolio, Neuberger Berman MILLENNIUM Portfolio, Neuberger Berman SOCIALLY RESPONSIVE Portfolio and Neuberger Berman INTERNATIONAL Portfolio (each a "Portfolio"), respectively.

      An investor can buy, own, and sell Fund shares ONLY through an account with an administrator, broker-dealer, or other institution that provides accounting, recordkeeping, and other services to investors and that has an administrative services agreement with Neuberger Berman Management Incorporated (each an "Institution").

      The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger Berman Management Incorporated ("NB Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1998 Neuberger Berman Management Inc.

                                     TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................6
            Neuberger Berman MANHATTAN Portfolio.............................6
            Neuberger Berman GENESIS Portfolio...............................7
            Neuberger Berman FOCUS Portfolio.................................9
            Neuberger Berman GUARDIAN Portfolio..............................9
            Neuberger Berman PARTNERS Portfolio.............................10
            Neuberger Berman SOCIALLY RESPONSIVE Portfolio..................11
            Neuberger Berman MILLENNIUM Portfolio...........................13
            Neuberger Berman INTERNATIONAL Portfolio........................14
            Additional Investment Information...............................19
      Neuberger Berman FOCUSPortfolio - Description of Economic Sectors.....41
      Neuberger Berman SOCIALLY RESPONSIVE Portfolio -
          Description of Social Policy......................................43

PERFORMANCE INFORMATION.....................................................46
      Total Return Computations.............................................46
      Comparative Information...............................................47
      Other Performance Information.........................................48

CERTAIN RISK CONSIDERATIONS.................................................49

TRUSTEES AND OFFICERS.......................................................49

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................56
      Investment Manager and Administrator..................................56
      Management and Administration Fees....................................58
      Sub-Adviser...........................................................61
      Investment Companies Managed..........................................62
      Management and Control of NB Management...............................65

DISTRIBUTION ARRANGEMENTS...................................................66

ADDITIONAL PURCHASE INFORMATION.............................................66
      Share Prices and Net Asset Value......................................66

ADDITIONAL EXCHANGE INFORMATION.............................................67

ADDITIONAL REDEMPTION INFORMATION...........................................68
      Suspension of Redemptions.............................................68
      Redemptions in Kind...................................................68

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................69

ADDITIONAL TAX INFORMATION..................................................69
      Taxation of the Funds.................................................69
      Taxation of the Portfolios............................................70
      Taxation of the Funds' Shareholders...................................73

PORTFOLIO TRANSACTIONS......................................................74
      Portfolio Turnover....................................................80

REPORTS TO SHAREHOLDERS.....................................................81

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................81

CUSTODIAN AND TRANSFER AGENT................................................84

INDEPENDENT AUDITORS/ACCOUNTANTS............................................84

LEGAL COUNSEL...............................................................84

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................84

REGISTRATION STATEMENT......................................................89

FINANCIAL STATEMENTS........................................................90

Appendix A.................................................................A-1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                             INVESTMENT INFORMATION

      Each Fund (except Neuberger Berman SOCIALLY RESPONSIVE Trust) is a separate operating series of Neuberger Berman Equity Trust ("Equity Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. Neuberger Berman SOCIALLY RESPONSIVE Trust is a separate operating series of Neuberger Berman Equity Assets ("Equity Assets"), a Delaware business trust that is registered with the SEC as an open-end management investment company. Neuberger Berman Equity Trust and Neuberger Berman Equity Assets are referred to below as the "Trusts." Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust or, in the case of Neuberger Berman International Trust, in a Portfolio of Global Managers Trust that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. Equity Managers Trust and Global Managers Trust ("Managers Trusts") are open-end management investment companies managed by NB Management.

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the respective Trust ("Fund Trustees") or of the corresponding Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of:

      (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

      (2) a majority of the outstanding shares of the Fund or Portfolio.

      These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

      Each Fund (except Neuberger Berman SOCIALLY RESPONSIVE Trust, Neuberger Berman MILLENNIUM Trust, and Neuberger Berman INTERNATIONAL Trust) has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger Berman SOCIALLY RESPONSIVE Trust and Neuberger Berman MILLENNIUM Trust have the following fundamental investment policy, to enable each to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger  Berman  INTERNATIONAL  Trust  has  the  following   fundamental
investment policy, to enable it to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

      Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

      The following investment policies and limitations are fundamental and apply to all Portfolios unless otherwise indicated:

      1. BORROWING (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      BORROWING (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      COMMODITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

      3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      REAL ESTATE (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). This Portfolio may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

      For purposes of the limitation on commodities, the Portfolios do not consider foreign currencies or forward contracts to be physical commodities.

      The following investment policies and limitations are non-fundamental and apply to all Portfolios unless otherwise indicated:

      1. BORROWING (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). None of these Portfolios may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

      3. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such
short-term   credits  as  are   necessary   for  the   clearance  of  securities
transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL AND NEUBERGER BERMAN MILLENNIUM PORTFOLIOS). None of these Portfolios may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

      5. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. PLEDGING (NEUBERGER BERMAN GENESIS AND NEUBERGER BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) Neuberger Berman GENESIS Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

      7. SECTOR CONCENTRATION (NEUBERGER BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.

      8. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). At the close of each quarter of this Portfolio's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").

      Neuberger  Berman  MANHATTAN,  Neuberger  Berman  PARTNERS,  and Neuberger
Berman GENESIS Portfolios do not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

      TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, each Portfolio (except Neuberger Berman SOCIALLY RESPONSIVE Portfolio and Neuberger Berman INTERNATIONAL Portfolio) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      Any part of Neuberger Berman SOCIALLY RESPONSIVE Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in Neuberger Berman SOCIALLY RESPONSIVE Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Neuberger Berman SOCIALLY RESPONSIVE Trust shares, or shares of another fund which invests in the
Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments for Neuberger Berman SOCIALLY RESPONSIVE Portfolio are selected with a concern for the social impact of each investment.

      For temporary defensive purposes, Neuberger Berman INTERNATIONAL Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. Neuberger Berman INTERNATIONAL Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

Investment Insight
------------------

      Neuberger  Berman's   commitment  to  its  asset  management  approach  is
reflected in the more than $125 million the organization's principals, employees and their families have invested in the Neuberger Berman mutual funds.


      Neuberger Berman MANHATTAN Portfolio
      ------------------------------------

      The portfolio co-managers of Neuberger Berman MANHATTAN Portfolio love surprises positive earnings surprises that is. Their extensive research has revealed that historically the stocks of companies that consistently exceeded consensus earnings estimates tended to be terrific performers. They screen the mid-cap growth stock universe to isolate stocks whose most recent earnings have beat the Street's expectations. They then roll up their sleeves and, through diligent fundamental research, strive to identify those companies most likely to record a string of positive earnings surprises. Their goal is to invest today in the fast growing mid-sized companies that will comprise tomorrow's Fortune 500.

      The co-managers explain, "Let us begin by saying we are growth stock investors in the purest sense of the term. We want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries." The co-managers explain that they are particularly biased towards companies that have consistently beaten consensus earnings estimates. Their extensive research has revealed that stocks whose earnings consistently exceeded expectations offered greater potential for long-term capital appreciation.

      The co-managers focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. However, the Portfolio can invest in securities of companies of any capitalization level. The mid-cap growth sector is less widely followed by Wall Street analysts and therefore, less efficient than the large-cap stock market. Considering the currently high valuations of large-cap growth stocks relative to mid-cap growth stocks with what the co-managers think is comparable or, in many cases, better earnings growth potential, they believe the Portfolio is particularly well positioned in today's market.

      The Portfolio now uses the Russell MidcapTM Index as its benchmark. Consistent with the Portfolio's capitalization parameters and growth style, the co-managers believe this is a more appropriate benchmark than the S&P "500." The Portfolio regards mid-cap companies to be those companies with market capitalizations that, at the time of investment, fall within the capitalization range of the Russell MidcapTM Index as last announced by the Frank Russell Company before the date of this SAI. For purposes of this SAI, that range was approximately $1.4 billion to $10.3 billion. Companies whose market capitalizations move out of this mid-cap range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's investment program. The Portfolio does not follow a policy of active trading for short-term profits.

      They reiterate, "Let us once again emphasize we are growth stock investors. But, there is a value component to our discipline as well. We just define value differently." The kind of fast growth companies the co-managers favor generally do not trade at below market average price/earnings ratios. However, they often trade at very reasonable multiples relative to annual earnings growth rates. Given the choice between two good companies with comparable earnings growth rates, the co-managers will select the one trading at the lower multiple to earnings growth.

      "We are dispassionate sellers," say the co-managers. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive. We will maintain a broadly diversified portfolio rather than heavily concentrating our holdings in just a few of the fastest growing industry groups."

      Neuberger Berman Genesis Portfolio
      ----------------------------------

      Neuberger Berman GENESIS Fund (which, like Neuberger Berman GENESIS Trust, invests all of its net investable assets in Neuberger Berman GENESIS Portfolio) was established in 1988. A fund dedicated primarily to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Portfolio invests), Neuberger Berman GENESIS Portfolio is devoted to the same value principles as most of the other equity funds managed by NB Management. The Portfolio is comprised of small-cap stocks with solid earnings today, not just promises for tomorrow.

      Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger Berman GENESIS Portfolio looks for the same fundamentals in small-capitalization stocks as other Portfolios look for in stocks of larger companies. The portfolio co-managers stick to the areas they understand. They look for the most persistent earnings growth at the lowest multiple, as well as for well-established companies with entrepreneurial management and sound finances. Also considered are catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.

      Neuberger Berman GENESIS Portfolio's motto is "boring is beautiful." Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, the Portfolio looks for little-known, solid, growing companies whose stocks the managers believe are wonderful bargains.

      AN INTERVIEW WITH THE PORTFOLIO CO-MANAGER

      Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

      A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

      So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

      Of course, we're not advocating that an investor's portfolio consist only of small-cap stock funds. It pays to diversify. Let's look back about 25 years.

While past performance cannot indicate future performance, small-cap stocks outperformed larger-cap stocks 15 of the years from 1973 to 1997, which means larger-cap stocks did better the rest of the time.(1)

      Q: Neuberger Berman GENESIS Trust is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?

      A: We understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger Berman GENESIS Portfolio, we're 100% behind finding GROWING small-cap companies -- what we believe are highly profitable companies with solid records and promising futures. So where do we part company with managers who follow a "growth-oriented" investment style? It comes down to how much growth and at what price investors are willing to pay a premium for. We focus on securities we believe are undervalued in the marketplace, based on future growth prospects, and purchase them at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.

      In that respect, we're "value" managers. Yet we'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When we search for growing, high-quality small-cap companies selling at what we feel are bargain prices, we ask ourselves: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?

      Q: Let's turn to specifics. What criteria are used to decide which small-cap companies make the cut -- and which ones don't?

      A: Over the years, we've seen hundreds of small-cap companies that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

      First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can

______________________________
(1) Results are on a total return basis and include reinvestment of all dividends and other distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1973 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to 1997. Larger-cap stocks are represented by the S&P "500" Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by NB Management. The Portfolio may invest in many securities not included in the above-described indices. Source: STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOKTM, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

      In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

      No small-cap company can grow without having the right people on board. That's why we spend so much time meeting the CEOs and CFOs of small-cap companies. While we question the managers about future plans and strategies, we spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.

      THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

      Neuberger Berman Focus Portfolio
      --------------------------------

      Neuberger Berman FOCUS Portfolio's investment objective is growth of capital. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. The portfolio manager begins by looking for stocks that are selling for less than the manager thinks they're worth, a "bottom-up approach." More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. The portfolio manager thinks most cheap stocks deserve to be cheap and their job is to find the few that don't.

      The portfolio manager doesn't pick sectors for Neuberger Berman FOCUS Portfolio based on his perception of what the economy is going to do. He looks for stocks with low valuations; often, these stocks will be found in a particular sector. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager may be able to achieve above-average performance. When a particular industry may fall within more than one sector, NB Management uses its judgment and experience to determine the placement of that industry within a sector.

      Neuberger Berman Guardian Portfolio
      -----------------------------------

      Neuberger Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since Roy R. Neuberger founded Neuberger Berman GUARDIAN Fund (which, like Neuberger & Berman Guardian Trust, invests all of its net investable assets in Neuberger & Berman Guardian Portfolio) in 1950.

      It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger Berman GUARDIAN Fund has served shareholders well and has paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950; Neuberger Berman GUARDIAN Trust has done so since December 1993. Of course, there can be no assurance that this trend will continue.

      The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.

      CONSISTENT VALUE STYLE

      Guardian is a large cap value fund that searches for:

      . Established high-quality companies

      . Low price/earnings ratios

      . Strong balance sheets

      . Solid management

Disciplined, Large-Cap Value Orientation

As part of its stock selection process, the portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

Bottom-Up Approach to Stock Selection

The managers believe cheap stocks are plentiful, but true investment bargains are a rare find. To uncover them, they scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. Potential investment candidates are financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

A Broad View of Risk Management

Managing risk involves carefully monitoring the way the stocks in the portfolio react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the managers use quantitative analysis to evaluate these factors and their impact on the overall portfolio. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the portfolio.

A Strong Sell Discipline

The managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe the company has an "edge" over Wall Street analysts, or they believe it is an uncovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.


      Neuberger Berman Partners Portfolio
      -----------------------------------

      Neuberger Berman PARTNERS Portfolio's objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.

      Investors in Neuberger Berman PARTNERS Trust typically seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.

      The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Portfolio elects to hold, historically, have gone down less.

      The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

      What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.

      To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.

      Neuberger Berman SOCIALLY RESPONSIVE Portfolio
      ----------------------------------------------

      Securities for this Portfolio are selected through a two-phase process. The first is financial. The portfolio manager analyzes a universe of companies according to NB Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.

      The second part of the process is social screening. NB Management's social research is based on the same kind of philosophy that governs its financial approach: NB Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.

      Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with its Social Policy, and at least 65% of its total assets are invested in equity securities. The Portfolio expects that substantially all of its equity securities will be selected in accordance with the Social Policy. On occasion, the portfolio manager may consider deposits with community banks and credit unions for investment.

      The portfolio manager understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such
indicators  as  management  commitment,   progress,   direction,   and  industry
leadership.

      AN INTERVIEW WITH THE PORTFOLIO MANAGER

      Q: First things first. How do you begin your stock selection process?

      A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

      We look for bargains, just like the portfolio managers of the other Portfolios. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

      While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger Berman each year, and we're also frequently on the road visiting dozens of corporations. From Neuberger Berman SOCIALLY RESPONSIVE Trust's inception, we've met with representatives of every company we own.

      When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.

      Q: When you evaluate a company's balance sheet, what matters the most to you?

      A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

      When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

      Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?

      A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

      It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

      Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.

      Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal and paternal leave.

      We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?

      If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, and terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

      Q: Why have investors been attracted to Neuberger Berman Socially Responsive Trust?

      A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.


      Neuberger Berman MILLENNIUM Portfolio
      -------------------------------------

RIGOROUS STOCK SELECTION PROCESS

      The managers' three-tiered process begins with a search for fast growing small companies whose earnings have grown at least 15% a year for some time and are expected to keep growing rapidly. Next, they assess a company's financial and managerial wherewithal to exploit opportunities thoroughly as they arise and their ability to grow the business despite setbacks. Finally, they determine whether or not a stock's price is reasonable. Too often, small companies post an exorbitant stock price even before they've earned any money. Our managers try to avoid paying unreasonable multiples by researching competitors, suppliers and customers and meticulously examining their financials.

LONG-TERM GROWTH POTENTIAL OF SMALL-CAP STOCKS
----------------------------------------------

      Simply put, a small company can become a mid-size one overnight with the launch of a single blockbuster product. And, since small companies usually have fewer layers of management, they can bring new products or services to the market more quickly than their large-cap counterparts. Adding to small-cap stocks' attractiveness is the fact that they are generally less researched than large-caps, presenting the managers with more opportunities to find undiscovered gems.

RISK MANAGEMENT

      The portfolio managers abide by three rules for managing risk: pay only reasonable prices, remain emotionally detached, and stay diversified. In a market downturn, "high flying" glamour stocks are the ones most likely to suffer the worst, which is why the fund focuses on rapidly growing, widely-recognized companies that are selling at reasonable prices relative to their growth prospects. Emotional detachment from their stock picks keeps the managers from staying invested in a security that is no longer a smart investment. To limit downside risk, the portfolio managers expect to invest in a diversified portfolio across an array of sectors and industries. No single stock represents more than 5% of total assets, measured at the time of investment.

      Neuberger Berman INTERNATIONAL Portfolio
      ----------------------------------------

      Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have outpaced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 30% of that total at the end of 1996 -- or less than a third of the dollar value of the world's available stocks and bonds.(2)

      Over time, a number of international equity markets have outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

______________________________
(2)  Source: Morgan Stanley Capital International.

      In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, all ten of the largest construction companies, nine of the ten largest banks and seven of the ten largest automobile companies are based outside of the United States.

      A  principal  advantage  of  investing  overseas  is  diversification.   A
diversified  portfolio  gives  investors  the  opportunity  to pursue  increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by the economic and other factors described in the Prospectus. These include the prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

      Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

      At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." NB Management's investment process includes a combination of a top-down or macro-economic analysis and a bottom-up, micro-economic approach, as well as a blend of growth and value investment styles. The Portfolio may use leverage to facilitate transactions it enters into for hedging purposes.

      The portfolio manager searches the world for investment opportunities wherever and whenever they arise -- in both developed and emerging markets.


A MACRO- AND MICRO-ECONOMIC APPROACH

      A macro view of various regions and countries is incorporated into the manager's fundamental bottom-up approach to aid in the selection of areas that offer the best relative value. The manager's analysis is designed to add value, not replicate a particular international index. Countries believed to offer the best investment potential are overweighted, while those with limited prospects are underweighted. The manager's micro or bottom-up perspective seeks well-managed companies with strong fundamentals, such as attractive cash flows, strong balance sheets, and solid earnings growth. The Portfolio's selection process leads to investments in companies of all sizes, including small-, midand large-sized companies.

A BLEND OF GROWTH AND VALUE INVESTMENT STYLES

      The manager uses a blend of styles to guard against significant losses when a particular style falls out of favor with investors. The growth component highlights rapidly growing companies in niche industries with unique products or services, while the value component focuses on undervalued, out-of-favor companies that may be poised for a turnaround.

WELL-DIVERSIFIED ACROSS COUNTRIES AND INDIVIDUAL SECURITIES

      The manager typically allocates assets across more than 20 countries and upwards of 100 individual securities issues.

CURRENCY RISK MANAGEMENT

      Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Portfolio's currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager uses a combination of economic analysis to guide the Portfolio's longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.


      To illustrate the importance of including an international component in a well-diversified portfolio, below are the annual returns for the S&P 500 Index and the EAFE(R) Index for the years 1983-1997. In eight of the past fifteen years, international stocks (as represented by the EAFE(R) Index) have outperformed U.S. stocks (as represented by the S&P 500 Index), in some cases by a significant margin. Conversely, in other years, U.S. stocks have substantially outperformed international stocks. Investors with exposure to both domestic and international issues can minimize losses because gains in one market can offset losses in another.


      ANNUAL TOTAL RETURNS FOR EAFE(R) AND S&P 500 (1983-1997):(3)

 ----------------------------------------------------------------------------------------------------------------------------
 YEAR  1997    1996    1995    1994    1993    1992    1991    1990    1989    1988    1987    1986    1985    1984    1983
 ----------------------------------------------------------------------------------------------------------------------------
 S&P   33.32%  22.90%  37.44%  1.36%   10.03%  7.61%   30.34%  -3.11%  31.59%  16.50%  5.18%   18.62%  31.64%  6.22%   22.46%
 500
 ----------------------------------------------------------------------------------------------------------------------------
 EAFE  2.06%   6.36%   11.55%  8.06%   32.94%  -11.85  12.50%  -23.20% 10.80%  28.59%  24.93%  69.94%  56.72%  7.86%   24.61%
 ----------------------------------------------------------------------------------------------------------------------------


______________________________
(3) Total return includes reinvestment of all dividends and other distributions. The EAFE(R) Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P "500" Index is an unmanaged index generally considered to be representative of U.S. stock market activity. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by NB Management.

      Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

      AN INTERVIEW WITH THE PORTFOLIO MANAGER

      Q:  Why  should   investors   allocate  a  portion  of  their   assets  to
international markets?

      A: First, an investor who does not invest internationally misses out on about two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-third of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

      Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

      Finally, international investing helps an investor increase diversification, which can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

      Q: Does international investing involve special risks?

      A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns. Anyone who invests in foreign markets should keep that fact in mind.

      Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information, and the possibility of adverse economic or political developments. Additional special risks of foreign investing are discussed in the Prospectus.

      Q: What are some of the advantages of investing in an international fund?

      A: An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk. Additionally, the considerable burden of searching for timely, accurate, and comprehensive information about foreign economies and securities is left to professional managers.

      Q: What is your investment approach?

      A: We seek to capitalize on investments in countries where we believe that positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. We believe that, in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, we continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically twenty or more, in an effort to limit total portfolio risk.

      We strive to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. We usually include in the Portfolio's investments the securities of large-capitalization companies, determined in relation to the appropriate national market, as well as securities of faster-growing, small- and medium-sized companies that offer potentially higher returns but are often associated with higher risk.

      The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries, which appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, we invest in relatively large, established companies that we believe possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Portfolio may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above-average growth and are less followed by market analysts, which sometimes leads to inefficient valuation.

      Finally, we strive to limit total portfolio volatility and protect the value of portfolio securities by selectively hedging the Portfolio's foreign currency exposure in times when we expect the U.S. dollar to strengthen.

      Q: How do you perceive the current outlook?

      A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investment and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed income securities.

      Q: Compared to the stock market in the United States, are there more anomalies in security pricing abroad?

      A: Well, the rest of the world is not as well followed as the United States. So you'll find more anomalies. At the same time, though, the level of analysis of companies around the world is improving every day, and the gap in coverage is narrowing.

      What never changes is the psychology of the investor -- you regularly see either despair or euphoria in different sectors of every international market. That, in our opinion, creates opportunities to find undiscovered gems at extraordinarily cheap prices.

      These opportunities can come from, say, uncertainty over an election going one way or another. Investors may see the outcome as totally disastrous for a country -- or as totally euphoric. Then, reality sets in, and things are never as bleak or as wonderful as they had been painted.

      Q: Do you integrate ideas from Neuberger Berman's research and the domestic portfolio managers?

      A: Oh, sure. As everyone knows, the world is becoming smaller, and certain industries are becoming global (or have become global). Whether one thinks about technology, pharmaceuticals, medical devices, or the automobile industry, it's really become one world market. So it's crucial to have good knowledge about BOTH the United States and the areas outside the United States where these companies dominate.


                                    * * * * *

      Each Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Portfolio's total assets. Of course, each Portfolio's holdings are subject to change.

      Additional Investment Information
      ---------------------------------

      Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES (ALL PORTFOLIOS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Managers Trusts, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

      POLICIES AND LIMITATIONS. Each Portfolio may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman INTERNATIONAL Portfolio, also from a foreign bank or a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman INTERNATIONAL Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Portfolio may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

      SECURITIES LOANS (ALL PORTFOLIOS). Each Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

      POLICIES AND LIMITATIONS. Each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

      LEVERAGE (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Portfolio's and its corresponding Fund's net asset values ("NAV's"). Although the principal of such borrowings will be fixed the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for the purposes of the Portfolio's investment limitations.

      POLICIES AND LIMITATIONS. Generally, the Portfolio does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

      FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

      Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Portfolios may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio (except Neuberger Berman INTERNATIONAL and Neuberger Berman MILLENNIUM Portfolios) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Neuberger Berman MILLENNIUM Portfolio may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency. Neuberger Berman INTERNATIONAL Portfolio invests primarily in foreign securities.

      Investments in securities of foreign issuers are subject to each Portfolio's quality standards. Each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued purchases and forward commitment transactions enable the Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

      POLICIES AND LIMITATIONS. The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

      When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

         FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
              FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES
                    (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER BERMAN MILLENNIUM, INTERNATIONAL, SOCIALLY RESPONSIVE, GUARDIAN AND FOCUS PORTFOLIOS). Neuberger Berman SOCIALLY RESPONSIVE and MILLENNIUM Portfolios may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. Each Portfolio views investment in
(i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

      Neuberger Berman INTERNATIONAL Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

      Neuberger Berman INTERNATIONAL Portfolio may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Portfolio may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities the Portfolio intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions Neuberger Berman INTERNATIONAL Portfolio wishes to hedge and the standardized futures contracts available to it, the Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

      With respect to currency futures, Neuberger Berman INTERNATIONAL Portfolio may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, Neuberger Berman INTERNATIONAL Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Portfolio intends to purchase. The Portfolio may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Portfolio.

      Neuberger Berman GUARDIAN and FOCUS Portfolios each may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase each Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing their NAVs, the Portfolios mark to market the value of their open futures positions. Each Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each of Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE, INTERNATIONAL, GUARDIAN and FOCUS Portfolios believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

      POLICIES AND LIMITATIONS. Neuberger Berman MILLENNIUM and SOCIALLY RESPONSIVE Portfolios may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. Neither Portfolio engages in transactions in futures and options on futures for speculation. The use of futures and options on futures by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

      Neuberger Berman INTERNATIONAL Portfolio may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Portfolio may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

      Neuberger Berman GUARDIAN and FOCUS Portfolios each may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase each Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      CALL OPTIONS ON SECURITIES (ALL PORTFOLIOS). Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios may write covered call options and may purchase call options on securities. Each of the other Portfolios may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

      When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

      When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. Each Portfolio may write covered call options and may purchase call options in related closing transactions. Each Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do).

      A Portfolio would purchase a call option to offset a previously written call option. Each of Neuberger Berman MILLENNIUM and SOCIALLY RESPONSIVE Portfolios also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy, Neuberger Berman INTERNATIONAL Portfolio may purchase call options for hedging or non-hedging purposes.

      PUT  OPTIONS  ON  SECURITIES   (NEUBERGER  BERMAN   MILLENNIUM,   SOCIALLY
RESPONSIVE AND INTERNATIONAL PORTFOLIOS). Each of these Portfolios may write and purchase put options on securities.

      Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

      When Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which put options may be written and purchased by Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios generally write and purchase put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs). However, Neuberger Berman INTERNATIONAL Portfolio also may use put options for non-hedging purposes. The use of put options on securities by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman INTERNATIONAL Portfolio also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman INTERNATIONAL Portfolio also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions.

      The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is


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


likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

      A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. Each Portfolio may use American-style options. Neuberger Berman INTERNATIONAL Portfolio also may purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

      The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The use of put and call options by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

      PUT AND CALL OPTIONS ON SECURITIES INDICES (NEUBERGER BERMAN INTERNATIONAL, GUARDIAN AND FOCUS PORTFOLIOS). Neuberger Berman International Portfolio may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Portfolio's securities or securities the Portfolio intends to buy. The Portfolio may write securities index options to close out positions in such options that it has purchased.

      For purposes of managing cash flow, Neuberger Berman GUARDIAN and FOCUS Portfolios each may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. Neuberger Berman INTERNATIONAL Portfolio may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Portfolio will be listed and traded on an exchange. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

      For purposes of managing cash flow, Neuberger Berman GUARDIAN and FOCUS Portfolios each may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index. All securities index options purchased by Neuberger Berman GUARDIAN and FOCUS Portfolios will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price
("forward contracts"). The Portfolios also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      The Portfolios (other than Neuberger Berman INTERNATIONAL Portfolio) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.

      Neuberger Berman INTERNATIONAL Portfolio may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Portfolio may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Portfolio's ability to prevent potential losses. In addition, Neuberger Berman INTERNATIONAL Portfolio may invest in securities denominated in other currency baskets.

      POLICIES AND LIMITATIONS. The Portfolios (other than Neuberger Berman INTERNATIONAL Portfolio) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

      Neuberger Berman INTERNATIONAL Portfolio may enter into forward contracts for hedging or non-hedging purposes. When the Portfolio engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger Berman INTERNATIONAL Portfolio may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's investment portfolio.

      OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies. Neuberger Berman INTERNATIONAL Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. A Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman INTERNATIONAL Portfolio may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Portfolio. The use of options on currencies by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets. Neuberger Berman MANHATTAN, PARTNERS, and GENESIS Portfolios do not intend to invest in futures contracts and options thereon during the coming year.

      COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

      POLICIES AND LIMITATIONS. Each Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Portfolio's use of Financial Instruments will be successful.

      Each Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. NB Management intends to reduce the risk that a Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      SHORT SALES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). Neuberger Berman International Portfolio may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect a short sale, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any dividends and may be required to pay a premium or interest.

      Neuberger Berman INTERNATIONAL Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      Neuberger Berman INTERNATIONAL Portfolio also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on the Portfolio is similar to the effect of leverage. Short selling may amplify changes in the Portfolio's and Neuberger Berman INTERNATIONAL Trust's NAVs. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Portfolio.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in investment grade corporate bonds and debentures; Neuberger Berman PARTNERS and INTERNATIONAL Portfolios each may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard &

Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman PARTNERS Portfolio or Neuberger Berman INTERNATIONAL Portfolio warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. Each Portfolio normally may invest up to 35% of its total assets in debt securities. Neuberger Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman INTERNATIONAL Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

      Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, Neuberger Berman MILLENNIUM and SOCIALLY RESPONSIVE Portfolios each will engage in an orderly disposition of the downgraded securities. Each other Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the

Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman PARTNERS Portfolio). NB Management will make a determination as to whether Neuberger Berman INTERNATIONAL Portfolio should dispose of the downgraded securities.

      COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

      POLICIES AND LIMITATIONS. The Portfolios may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman INTERNATIONAL Portfolio may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

      ZERO COUPON SECURITIES (NEUBERGER BERMAN PARTNERS AND NEUBERGER BERMAN MILLENNIUM AND SOCIALLY RESPONSIVE PORTFOLIOS). Each of these Portfolios may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objectives.

      POLICIES AND LIMITATIONS. Neuberger Berman SOCIALLY RESPONSIVE Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      SWAP AGREEMENTS (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Portfolio will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

      JAPANESE INVESTMENTS (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). All of the Portfolios may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman INTERNATIONAL Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

      OTHER INVESTMENT COMPANIES (NEUBERGER BERMAN INTERNATIONAL AND NEUBERGER BERMAN GUARDIAN PORTFOLIOS). Neuberger Berman INTERNATIONAL Portfolio may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment. Neuberger Berman GUARDIAN Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Neuberger Berman INTERNATIONAL and Neuberger Berman
GUARDIAN Portfolios do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

      INDEXED SECURITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). Neuberger Berman INTERNATIONAL Portfolio may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Neuberger Berman FOCUS Portfolio - Description of Economic Sectors.
-------------------------------------------------------------------

      Neuberger Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

      (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

      (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

      (3) DEFENSE  AND  AEROSPACE   SECTOR:   Companies  engaged  in  research,
manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

      (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

      (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

      (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

      (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

      (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

      (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector - for example, video and electronic games - may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

      (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

      (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

      (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

      (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Neuberger Berman SOCIALLY RESPONSIVE Portfolio - Description of Social Policy
-----------------------------------------------------------------------------

      BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

      In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

      Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

      Avoidance Investing. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

      Leadership Investing. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

      The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

      THE SOCIALLY RESPONSIVE DATABASE

      Neuberger Berman, LLC ("Neuberger Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

      WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

      ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

      PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

      PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

      WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

      CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

      IMPLEMENTATION OF SOCIAL POLICY

      Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

      The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

      In applying the information in the database to stock selection for the Portfolio, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                             PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)n(SUPERSCRIPT) = ERV


      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. As of the date of this SAI, Neuberger Berman MILLENNIUM Trust had been in existence only a very short time and had no meaningful performance history. The Funds commenced operations in August 1993 except for Neuberger Berman SOCIALLY RESPONSIVE Trust and Neuberger & Berman INTERNATIONAL Trust, which commenced operations in March 1997 and June 1998, respectively. However, each Fund's investment objective, policies, and limitations are the same as those of another mutual fund that is a series of Neuberger Berman Equity Funds and that has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds.

                                        Average Annual Total Returns
Fund                                    Periods Ended 8/31/1998

               ONE YEAR    FIVE YEARS   TEN YEARS     PERIOD FROM INCEPTION
               --------    ----------   ---------     ---------------------
MANHATTAN      -11.23%     +9.32%       +12.63%       +15.83%
GENESIS        -18.88%     +12.37%      N/A           +12.56%
FOCUS          -17.45%     +12.25%      +14.38%       +11.69%
GUARDIAN       -20.88%     +9.76%       +13.04%       +12.58%
PARTNERS       -10.15%     +14.05%      +14.54%       +17.28%
SOCIALLY       -6.05%      N/A          N/A           +13.61%
RESPONSIVE
INTERNATIONAL  -5.55%      N/A          N/A           +8.53%

      Prior to January 5, 1989, the investment policies of Neuberger Berman FOCUS Trust's Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger Berman FOCUS Trust may include information reflecting the Sister Fund's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.

      NB Management may from time to time waive a portion of its fees due from any Fund or Portfolio or reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

      From time to time each Fund's performance may be compared with:

      (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

      (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap(TM) Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $3.2 billion, with an average of $514 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. The EAFE(R)

      Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

      Neuberger Berman SOCIALLY RESPONSIVE Trust's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

      Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

      From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type or, in the case of Neuberger Berman SOCIALLY RESPONSIVE Portfolio, by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

      NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

      Investors who may find Neuberger Berman PARTNERS Trust, Neuberger Berman GUARDIAN Trust or Neuberger Berman FOCUS Trust to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information regarding the effects of investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                           CERTAIN RISK CONSIDERATIONS

      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

      The following table sets forth information concerning the trustees and officers of the Trusts and Managers Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

THE TRUSTS AND EQUITY MANAGERS TRUST:
------------------------------------




                                            Positions Held
Name, Age, and                              With the Trusts
  Address(1)                                   and Equity              Principal Occupation(s)(2)
--------------                              Managers Trust             --------------------------
                                           ----------------

Faith Colish (63)                     Trustee of each Trust and    Attorney at Law, Faith Colish, A
63 Wall Street                        Equity Managers Trust        Professional Corporation.
24th Floor
New York, NY  10005

Stanley Egener* (64)                  Chairman of the Board,       Principal of Neuberger Berman; President and
                                      Chief Executive Officer,     Director of NB Management; Chairman of the
                                      and Trustee of each Trust    Board, Chief Executive Officer and Trustee
                                      and Equity Managers Trust    of nine other mutual funds for which NB
                                                                   Management acts as investment manager or
                                                                   administrator.

Howard A. Mileaf (61)                 Trustee of each Trust and    Vice President and Special Counsel to WHX
WHX Corporation                       Equity Managers Trust        Corporation (holding company) since 1992;
110 East 59th Street                                               Director of Kevlin Corporation (manufacturer
30th Floor                                                         of microwave and other products).
New York, NY  10022

Edward I. O'Brien* (70)               Trustee of each Trust and    Until 1993, President of the Securities
12 Woods Lane                         Equity Managers Trust        Industry Association ("SIA") (securities
Scarsdale, NY 10583                                                industry's representative in government
                                                                   relations and regulatory matters at the
                                                                   federal and state levels); until November
                                                                   1993, employee of the SIA; Director of Legg
                                                                   Mason, Inc.

John T. Patterson, Jr. (70)           Trustee of each Trust and    Retired.  Formerly,
7082 Siena Court                      Equity Managers Trust        President of SOBRO (South Bronx Overall
Boca Raton, FL 33433                                               Economic Development Corporation).

John P. Rosenthal (66)                Trustee of each Trust and    Senior Vice President of Burnham Securities
Burnham Securities Inc.               Equity Managers Trust        Inc. (a registered broker-dealer) since
Burnham Asset Management Corp.                                     1991; Director, Cancer Treatment Holdings,
1325 Avenue of the Americas                                        Inc.
17th Floor
New York, NY  10019



                                       50

                                            Positions Held
Name, Age, and                              With the Trusts
  Address(1)                                   and Equity              Principal Occupation(s)(2)
--------------                              Managers Trust             --------------------------
                                           ----------------

Cornelius T. Ryan (67)                Trustee of each Trust and    General Partner of Oxford Partners and
Oxford Bioscience                     Equity Managers Trust        Oxford Bioscience Partners (venture capital
Partners                                                           partnerships) and President of Oxford
315 Post Road West                                                 Venture Corporation; Director of Capital
Westport, CT  06880                                                Cash Management Trust (money market fund)
                                                                   and Prime Cash Fund.

Gustave H. Shubert (69)               Trustee of each Trust and    Senior Fellow/Corporate Advisor and Advisory
13838 Sunset Boulevard                Equity Managers Trust        Trustee of Rand (a non-profit public
Pacific Palisades, CA   90272                                      interest research institution) since 1989;
                                                                   Honorary Member of the Board of Overseers of
                                                                   the Institute for Civil Justice, the Policy
                                                                   Advisory Committee of the Clinical Scholars
                                                                   Program at the University of California, the
                                                                   American Association for the Advancement of
                                                                   Science, the Counsel on Foreign Relations,
                                                                   and the Institute for Strategic Studies
                                                                   (London); advisor to the Program Evaluation
                                                                   and Methodology Division of the U.S. General
                                                                   Accounting Office; formerly Senior Vice
                                                                   President and Trustee of Rand.

Lawrence Zicklin* (62)                President and Trustee of     Principal of Neuberger Berman; Director of
                                      each Trust and Equity        NB Management; President and/or Trustee of
                                      Managers Trust               six other mutual funds for which NB
                                                                   Management acts as investment manager or
                                                                   administrator.

Daniel J. Sullivan (59)               Vice President of each       Senior Vice President of NB Management since
                                      Trust and Equity Managers    1992; Vice President of nine other mutual
                                      Trust                        funds for which NB Management acts as
                                                                   investment manager or administrator.

                                       51


                                            Positions Held
Name, Age, and                              With the Trusts
  Address(1)                                   and Equity              Principal Occupation(s)(2)
--------------                              Managers Trust             --------------------------
                                           ----------------

Michael J. Weiner (51)                Vice President and           Senior Vice President  of NB Management
                                      Principal Financial          since 1992; Principal of Neuberger Berman
                                      Officer of each Trust and    since 1998; Treasurer of NB Management from
                                      Equity Managers Trust        1992 to 1996; Vice President and Principal
                                                                   Financial Officer of nine other mutual funds
                                                                   for which NB Management acts as investment
                                                                   manager or administrator.

Claudia A. Brandon (42)               Secretary of each Trust      Vice President of NB Management; Secretary
                                      and Equity Managers Trust    of nine other mutual funds for which NB
                                                                   Management acts as investment manager or
                                                                   administrator.

Richard Russell (52)                  Treasurer and Principal      Vice President of NB Management since 1993;
                                      Accounting Officer of each   Treasurer and Principal Accounting Officer
                                      Trust and Equity Managers    of nine other mutual funds for which NB
                                      Trust                        Management acts as investment manager or
                                                                   administrator.

Stacy Cooper-Shugrue (35)             Assistant Secretary of       Assistant Vice President of NB Management
                                      each Trust and Equity        since 1993; Assistant Secretary of nine
                                      Managers Trust               other mutual funds for which NB Management
                                                                   acts as investment manager or administrator.

C. Carl Randolph (61)                 Assistant Secretary of       Principal of Neuberger Berman since 1992;
                                      each Trust and Equity        Assistant Secretary of nine other mutual
                                      Managers Trust               funds for which NB Management acts as
                                                                   investment manager or administrator.


                                       52


                                            Positions Held
Name, Age, and                              With the Trusts
  Address(1)                                   and Equity              Principal Occupation(s)(2)
--------------                              Managers Trust             --------------------------
                                           ----------------

Barbara DiGiorgio (40)                Assistant Treasurer of       Assistant Vice President of NB Management
                                      each Trust and Equity        since 1993; Assistant Treasurer since 1996
                                      Managers Trust               of nine other mutual funds for which NB
                                                                   Management acts as investment manager or
                                                                   administrator.

Celeste Wischerth (37)                Assistant Treasurer of       Assistant Vice President of NB Management
                                      each Trust and Equity        since 1994; prior thereto, employee of NB
                                      Managers Trust               Management; Assistant Treasurer since 1996
                                                                   of nine other mutual funds for which NB
                                                                   Management acts as investment manager or
                                                                   administrator.


GLOBAL MANAGERS TRUST:
----------------------

                              Positions Held
Name, Age, and                With Global
Address(1)                    Managers Trust      Principal Occupation(s)(2)
--------------                ---------------     --------------------------

Stanley Egener* (64)          Chairman of the     (See above)
                              Board, Chief
                              Executive Officer
                              and Trustee

Howard A. Mileaf (61)         Trustee             (See above)
WHX Corporation
110 East 59th Street
30th Floor
New York, NY  10022

John T. Patterson, Jr. (70)   Trustee             (See above)
7082 Siena Court
Boca Raton, FL  33433

                              Positions Held
Name, Age, and                With Global
Address(1)                    Managers Trust      Principal Occupation(s)(2)
--------------                ---------------     --------------------------


John P. Rosenthal (66)        Trustee             (See above)
Burnham Securities Inc.
Burnham Asset Management
Corp.
1325 Avenue of the Americas
17th Floor
New York, NY  10019

Lawrence Zicklin (62)         President           (See above)

Daniel J. Sullivan (59)       Vice President      (See above)

Michael J. Weiner (51)        Vice President and  (See above)
                              Principal
                              Financial Officer

Richard Russell (52)          Treasurer and       (See above)
                              Principal
                              Accounting Officer

Claudia A. Brandon (42)       Secretary           (See above)

Stacy Cooper-Shugrue (35)     Assistant Secretary (See above)

C. Carl Randolph (61)         Assistant Secretary (See above)

Barbara DiGiorgio (40)        Assistant Treasurer (See above)

Celeste Wischerth (37)        Assistant Treasurer (See above)

Jacqueline Henning (56)       Assistant Treasurer Managing   Director,   State
                                                  Street Cayman Trust Co., Ltd.
                                                  since 1994; Assistant
                                                  Director, Morgan Grenfell,
                                                  1993-94; Bank of Nova Scotia
                                                  Trust Co. (Cayman) Ltd.,
                                                  Managing Director, 1988-93.

Lenore Joan  McCabe (37)      Assistant           Operations Supervisor,
                              Secretary           State Street Cayman Trust
                                                  Co., Ltd.; Project Manager,
                                                  State Street Canada, Inc.,
                                                  1992-94.

--------------------

      (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      * Indicates a trustee who is an "interested person" of each Trust and Managers Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of NB Management and principals of Neuberger Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

      The Trusts' Trust Instruments and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of each Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.

                            TABLE OF COMPENSATION
                        FOR FISCAL YEAR ENDED 8/31/98

                       Aggregate         Aggregate       Total Compensation From
                      Compensation     Compensation     Investment Companies in
Name and Position    from Neuberger   from Neuberger   the Neuberger Berman Fund
With Each Trust          Berman           Berman        Complex Paid to Trustees
-----------------    Equity Trust     Equity Assets    -------------------------
                     ------------     -------------

Faith Colish             $5,924            $ 95                   $84,500
Trustee                                                     (5 other investment
                                                                 companies)

Stanley Egener            $ 0               $ 0                     $ 0
Chairman of the                                             (9 other investment
Board, Chief                                                     companies)
Executive Officer,
and Trustee

Howard A. Mileaf         $5,980            $ 95                   $52,000
Trustee                                                     (4 other investment
                                                                 companies)

                            TABLE OF COMPENSATION
                        FOR FISCAL YEAR ENDED 8/31/98

                       Aggregate         Aggregate       Total Compensation From
                      Compensation     Compensation     Investment Companies in
Name and Position    from Neuberger   from Neuberger   the Neuberger Berman Fund
With Each Trust          Berman           Berman        Complex Paid to Trustees
-----------------    Equity Trust     Equity Assets    -------------------------
                     ------------     -------------

Edward I. O'Brien        $6,400            $100                   $51,750
Trustee                                                     (3 other investment
                                                                 companies)

John T. Patterson, Jr.   $6,456            $100                   $55,750
Trustee                                                      (4 other investment
                                                                 companies)

John P. Rosenthal        $5,528            $ 91                   $47,750
Trustee                                                     (4 other investment
                                                                 companies)

Cornelius T. Ryan        $6,037            $ 95                   $48,750
Trustee                                                     (3 other investment
                                                                 companies)

Gustave H. Shubert       $5,980            $ 95                   $48,250
Trustee                                                     (3 other investment
                                                                 companies)

Lawrence Zicklin          $ 0               $ 0                     $ 0
President and                                               (5 other investment
Trustee                                                          companies)

      At November 12, 1998, the trustees and officers of the Trusts and the corresponding Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund (except Neuberger Berman MILLENNIUM Trust). As of that date, the trustees and officers of the Trust and Global Managers Trust, as a group, owned 1.25% of the outstanding shares of Neuberger Berman MILLENNIUM Trust.

                     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

      Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the investment manager to all the Portfolios (except Neuberger Berman INTERNATIONAL Portfolio) pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("EMT Management Agreement").

      The EMT Management Agreement was approved by the holders of the interests in all the Portfolios (except Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman MILLENNIUM Portfolios) on August 2, 1993, and by the holders of the interests in Neuberger Berman SOCIALLY RESPONSIVE Portfolio on March 9, 1994 and in Neuberger Berman MILLENNIUM Portfolio on October 19, 1998. Neuberger Berman SOCIALLY RESPONSIVE Portfolio was authorized to become subject to the EMT Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994. Neuberger Berman MILLENNIUM Portfolio was authorized to become subject to the EMT Management Agreement by vote of the Portfolio Trustees on July 29, 1998, and became subject to it on October 19, 1998.

      NB Management serves as the investment manager to Neuberger Berman INTERNATIONAL Portfolio pursuant to a management agreement with Global Managers Trust, dated as of November 1, 1995 ("GMT Management Agreement"). The GMT Management Agreement was approved by the holders of the interests in Neuberger Berman INTERNATIONAL Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Management Agreement by vote of the Portfolio Trustees on August 8, 1995, and became subject to it on November 1, 1995.

      The EMT Management Agreement and GMT Management Agreement ("Management Agreements") provide, in substance, that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreements permit NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreements also specifically permit NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trusts and of the Managers Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

      NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to each Fund (except Neuberger Berman SOCIALLY Responsive Trust) pursuant to an administration agreement with Equity Trust, dated August 3, 1993, as amended on August 2, 1996 ("Equity Trust Administration Agreement"). Neuberger Berman INTERNATIONAL Trust and Neuberger Berman MILLENNIUM Trust were authorized to become subject to the Administration Agreement by vote of the Fund Trustees on January 22, 1997, and July 29, 1998, respectively, and became subject to it on August 30, 1997 and October 19, 1998, respectively. NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to Neuberger Berman SOCIALLY RESPONSIVE Trust pursuant to an administration agreement with Equity Assets, dated November 1, 1994, as amended August 2, 1996 ("Equity Assets Administration

Agreement").  The Equity Trust  Administration  Agreement  and the Equity Assets
Administration Agreement are referred to below as the "Administration Agreements." NB Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

      Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution-related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. NB Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

      Because Neuberger Berman INTERNATIONAL Portfolio has its principal offices in the Cayman Islands, Global Managers Trust has entered into an Administrative Services Agreement with State Street Cayman Trust Company Ltd. ("State Street Cayman"), Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, British West Indies, effective August 31, 1994. Under the Administrative Services Agreement, State Street Cayman provides sufficient personnel and suitable facilities for the principal offices of Neuberger Berman INTERNATIONAL Portfolio and provides certain administrative, fund accounting, and transfer agency services with respect to that Portfolio. The Administrative Services Agreement terminates if assigned by State Street Cayman; however, State Street Cayman is permitted to, and does, employ an affiliate, State Street Canada, Inc., to perform certain accounting functions.

      Prior to November 1, 1995, Neuberger Berman INTERNATIONAL Portfolio was advised by BNP-NB Global Asset Management, L.P. ("BNP-NB Global"), a joint venture of Banque Nationale de Paris ("BNP") and Neuberger Berman, pursuant to an investment advisory agreement dated June 15, 1994. During that period, BNP-NB Global voluntarily reimbursed the Portfolio to the extent that its operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceeded 0.70% per annum of the Portfolio's average daily net assets. NB Management provided the Portfolio with administrative services pursuant to a separate administration agreement dated June 15, 1994. Prior to November 1, 1995, NB Management provided similar services to the Fund pursuant to an administration agreement dated June 15, 1994 and amended May 1, 1995.

MANAGEMENT AND ADMINISTRATION FEES

      For investment management services, each Portfolio (except Neuberger Berman GENESIS, MILLENNIUM and INTERNATIONAL Portfolios) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger Berman GENESIS Portfolio and Neuberger Berman MILLENNIUM Portfolio each pay NB

Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman INTERNATIONAL Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $250 million and 0.725% of average daily net assets in excess of $1.5 billion.

      For administrative services, each Fund pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With a Fund's consent NB Management may subcontract some of its responsibilities to that Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

      During the fiscal years ended August 31, 1998, 1997 and 1996, each Fund accrued management and administration fees as follows:

                                     Management and Administration Fees
                                          Accrued for Fiscal Years
Fund                                          Ended August 31
                                    1998                1997                1996
                                    ----                ----                ----

MANHATTAN                       $525,466            $415,355            $420,605
GENESIS                       $8,191,488          $1,870,816            $487,514
FOCUS                         $1,953,132            $936,458            $329,609
GUARDIAN                     $19,092,633         $14,839,636          $8,821,718
INTERNATIONAL                    $4,582*                 N/A                 N/A
PARTNERS                      $6,210,071          $2,313,486            $755,623
SOCIALLY RESPONSIVE             $111,257          $ 16,656**                 N/A

--------------------
*From June 29, 1998 (commencement of operations) to August 31, 1998. **From March 3, 1997 (commencement of operations) to August 31, 1997.

WAIVERS AND REIMBURSEMENTS

      From May 1, 1995 to December 14, 1997, NB Management voluntarily waived a portion of the management fee borne by Neuberger Berman GENESIS Portfolio to reduce the fee by 0.10% per annum of the average daily net assets of that Portfolio.

                        Portion of Management Fee Waived

                     For Period Ended       For Fiscal Years Ended August 31
Fund                 December 14, 1997         1997                1996
                     -----------------         ----                ----

GENESIS                  $157,077            $153,513             $39,014


      NB Management has voluntarily undertaken to reimburse each Fund for its total operating expenses so that each Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets, but in the case of Neuberger Berman International Trust not to exceed 1.70%. Each undertaking can be terminated by NB Management by giving a Fund at least 60 days' prior written notice.

                                     Amount of Total Operating Expenses
                                        Reimbursed by NB Management
Fund                                  for Fiscal Years Ended August 31
                                    1998                1997                1996
                                    ----                ----                ----
MANHATTAN                        $59,281             $64,448             $78,810

GENESIS                               $0                  $0             $66,139

FOCUS                            $67,257            $102,407            $104,689

GUARDIAN                              $0                  $0             $69,266

INTERNATIONAL                   $15,821*                 N/A                 N/A

PARTNERS                         $45,387             $89,923            $109,574

SOCIALLY RESPONSIVE             $100,537            $30,470*                 N/A

--------------------

*From June 29, 1998 (commencement of operations) to August 31, 1998. **From commencement of operations (March 3, 1997) to August 31, 1997.

      NB Management has voluntarily undertaken to reimburse Neuberger Berman MILLENNIUM Trust for its total operating expenses which exceed 1.75% of the Fund's average daily net assets. The Fund has in turn agreed to repay NB

Management through December 31, 2000, for the excess Total Operating Expenses that NB Management reimbursed to the Fund through December 31, 1999, so long as the Fund's Total Operating Expenses do not exceed the above expense limitation. This undertaking can be terminated by NB Management by giving the Fund at least 60 days' prior written notice.

      The Management Agreements continue until August 2, 1999. The Management Agreements are renewable thereafter from year to year with respect to each Portfolio, so long as their continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the corresponding Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreements continue until August 2, 1999. The Administration Agreements are renewable from year to year with respect to a Fund, so long as their continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the respective Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreements are terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by the corresponding Managers Trust or by NB Management. The Administration Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the respective Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) pursuant to a sub-advisory agreement dated August 2, 1993 ("EMT Sub-Advisory Agreement").

      The EMT Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger Berman MILLENNIUM and SOCIALLY RESPONSIVE Portfolios) on August 2, 1993, and by the holders of the interests in Neuberger Berman SOCIALLY RESPONSIVE Portfolio on March 9, 1994, and Neuberger Berman MILLENNIUM Portfolio on October 19, 1998. Neuberger Berman SOCIALLY RESPONSIVE Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994. Neuberger Berman MILLENNIUM Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on July 29, 1998, and became subject to it on October 19, 1998.

      NB Management retains Neuberger Berman as sub-adviser with respect to Neuberger Berman INTERNATIONAL Portfolio pursuant to a sub-advisory agreement dated November 1, 1995 ("GMT Sub-Advisory Agreement"). The GMT Sub-Advisory Agreement was approved by the holders of the interests in Neuberger Berman

INTERNATIONAL Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Sub-Advisory Agreement by vote of the Portfolio Trustees on August 8, 1995, and became subject to it on November 1, 1995.

      The EMT Sub-Advisory Agreement and GMT Sub-Advisory Agreement ("Sub-Advisory Agreements") provide in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreements provide that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

      The Sub-Advisory Agreements continue until August 2, 1999 and are renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreements. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. A Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

      As of September 30, 1998, the investment companies managed by NB Management had aggregate net assets of approximately $18.5 billion. NB Management currently serves as investment manager of the following investment companies:

                                                             Approximate Net
                                                                Assets at
                                                              September 30,
                 NAME                                              1998
                 ----                                       ----------------

Neuberger Berman Cash Reserves                                    $961,277,115
Portfolio
      (investment portfolio for
      Neuberger Berman Cash Reserves)

Neuberger Berman Government Money                                 $356,413,873
Portfolio
      (investment portfolio for
      Neuberger Berman Government
      Money Fund)

Neuberger Berman High Yield Bond                                   $22,692,273
Portfolio
      (investment portfolio for
      Neuberger Berman High Yield Bond
      Fund)

Neuberger Berman Limited Maturity Bond                            $357,429,917
Portfolio
      (investment portfolio for
      Neuberger Berman Limited
      Maturity Bond Fund and Neuberger
      Berman Limited Maturity Bond
      Trust)

Neuberger Berman Municipal Securities                             $ 38,147,017
Portfolio
      (investment portfolio for
      Neuberger Berman Municipal
      Securities Trust)

Neuberger Berman Municipal Money                                 $ 215,897,411
Portfolio
      (investment portfolio for
      Neuberger Berman Municipal Money
      Fund)

Neuberger Berman FOCUS Portfolio                                $1,296,356,136
      (investment portfolio for
      Neuberger Berman FOCUS Fund,
      Neuberger Berman FOCUS Trust and
      Neuberger Berman FOCUS Assets)

Neuberger Berman GENESIS  Portfolio                             $1,931,169,593
      (investment portfolio for
      Neuberger Berman GENESIS  Fund,
      Neuberger Berman GENESIS  Trust
      and Neuberger Berman GENESIS
      Assets)

                                                             Approximate Net
                                                                Assets at
                                                              September 30,
                 NAME                                              1998
                 ----                                       ----------------

Neuberger Berman GUARDIAN Portfolio                             $5,672,663,013
      (investment portfolio for
      Neuberger Berman GUARDIAN Fund,
      Neuberger Berman GUARDIAN Trust
      and Neuberger Berman GUARDIAN
      Assets)

Neuberger Berman INTERNATIONAL                                    $114,793,906
Portfolio
      (investment portfolio for
      Neuberger Berman INTERNATIONAL
      Fund and Neuberger Berman
      INTERNATIONAL Trust)

Neuberger Berman MANHATTAN Portfolio                              $555,345,009
      (investment portfolio for
      Neuberger Berman  MANHATTAN
      Fund, Neuberger Berman MANHATTAN
      Trust and Neuberger Berman
      MANHATTAN Assets)

Neuberger Berman MILLENNIUM Portfolio                          In registration
      (investment portfolio for                                  as of 9/30/98
      Neuberger Berman MILLENNIUM Fund
      andNeuberger Berman MILLENNIUM
      Trust)

Neuberger Berman PARTNERS Portfolio                             $3,712,575,595
      (investment portfolio for
      Neuberger Berman PARTNERS Fund,
      Neuberger Berman PARTNERS Trust
      and Neuberger Berman PARTNERS
      Assets)

Neuberger Berman SOCIALLY RESPONSIVE                              $300,343,681
Portfolio
      (investment  portfolio  for Neuberger
      Berman SOCIALLY RESPONSIVE Fund,
      Neuberger Berman SOCIALLY RESPONSIVE
      Trust and Neuberger Berman NYCDC
      SOCIALLY RESPONSIVE Trust)

Advisers Managers Trust                                         $2,504,652,561
      (seven series)

      The investment decisions concerning the Portfolios and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT

      The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Catherine Waterworth, Vice Preisdent; Allan R. White III, Vice President; Andrea Trachtenberg, Vice President of
Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty,

      Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen
G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, D'Alelio, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman, Weiner, White and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

      Mr. Egener is a trustee and officer of the Trusts and the Managers Trusts. Mr. Zicklin is a trustee of the Trusts and Equity Managers Trust and an officer of the Trusts and the Managers Trusts. Messrs. Russell, Sullivan and Weiner and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of the Trusts and Managers Trusts. C. Carl Randolph, a principal of Neuberger Berman, also is an officer of the Trusts and Managers Trusts.

      All of the outstanding voting stock in NB Management is owned by persons who are also principals of Neuberger Berman.

                            DISTRIBUTION ARRANGEMENTS

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

      The Trusts, on behalf of their respective Funds, and the Distributor are parties to Distribution Agreements that continue until August 2, 1999. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting total liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      Each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Equity Managers Trust believe accurately reflects fair value.

      Neuberger Berman INTERNATIONAL Portfolio values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Global Managers Trust believe accurately reflects fair value.

      Neuberger Berman INTERNATIONAL Portfolio's portfolio securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of Neuberger Berman INTERNATIONAL Trust may be significantly affected on days when shareholders have no access to that Fund.

      If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the corresponding Managers Trust believe accurately reflects fair value.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," an Institution may exchange shares of any Fund for shares of one or more of the other Funds or the income fund that is briefly described below ("Income Fund"), if made available through that Institution.

INCOME FUND

Neuberger  Berman              Seeks the highest current income consistent
Bond Trust                     Limited Maturity with low risk to principal and
                               liquidity and, secondarily, total return. The corresponding portfolio invests in debt securities, primarily investment grade; maximum
                               10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

      Any Fund described herein, and the Income Fund, may terminate or modify its exchange privilege in the future.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

__________________________
*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

REDEMPTIONS IN KIND

      Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger Berman GUARDIAN Trust distributes substantially all of its share of Neuberger Berman GUARDIAN Portfolio's net investment income (after deducting expenses incurred directly by Neuberger Berman GUARDIAN Trust), if any, near the end of each other calendar quarter.

      Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

      To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and(2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

      Certain funds that invest in portfolios managed by NB Management, including most of the Sister Funds have received rulings from the Internal
Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Funds, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Funds as well.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS

      The Portfolios (except Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM, and Neuberger Berman INTERNATIONAL Portfolios) have received rulings from the Service to the effect that, among other things, each such Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the excepted Portfolios, NB Management believes the reasoning thereof and, hence, their conclusion apply to that Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the

Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

      Dividends and interest received by a Portfolio, and gains realized by a Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      If more than 50% of the value of Neuberger Berman INTERNATIONAL Trust's total assets (taking into account its share of Neuberger Berman INTERNATIONAL Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign taxes paid by the Portfolio ("Fund's foreign taxes"). Pursuant to the election, Neuberger Berman INTERNATIONAL Trust would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents its share of the Portfolio's income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. Neuberger Berman INTERNATIONAL Trust will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and


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



all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolios did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

      The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations),


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



and gains from Financial Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.

      Exchange-traded futures contracts, certain forward contracts, and listed options thereon subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Each of Neuberger Berman PARTNERS and Neuberger Berman SOCIALLY RESPONSIVE Portfolios may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, each such Portfolio (and, through it, its corresponding Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the

Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

      Neuberger Berman acts as principal broker for each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities. Neuberger Berman may act as broker for Neuberger Berman INTERNATIONAL Portfolio. A substantial portion of the portfolio transactions of Neuberger Berman GENESIS and Neuberger Berman MILLENNIUM Portfolios involves securities traded on the OTC market; that Portfolio purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities.

      During the fiscal year ended August 31, 1996, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $940,324, of which $543,020 was paid to Neuberger Berman. During the fiscal year ended August 31, 1997, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $971,026, of which $458,679 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1998, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $1,132,309, of which $546,227 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 49.84% of the aggregate dollar amount of transactions involving the payment of commissions, and 48.24% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 93.86% of the $586,082 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $294,246,432) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Bear, Stearns & Co., Inc., General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Bear, Stearns & Co. Inc., $4,007,719; General Electric Capital Corp., $25,690,000; and State Street Bank and Trust Company, $7,668,806.

      During the fiscal year ended August 31, 1996, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $206,150, of which $95,999 was paid to


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



Neuberger Berman. During the fiscal year ended August 31, 1997, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $860,097, of which $516,040 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1998, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $2,419,159, of which $1,159,143 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 51.15% of the aggregate dollar amount of transactions involving the payment of commissions, and 47.92% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 96.67% of the $1,260,016 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $606,971,828) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $81,900,000.

      During the fiscal year ended August 31, 1996, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $1,165,851, of which $583,212 was paid to Neuberger Berman. During the fiscal year ended August 31, 1997, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $1,825,493, of which $920,202 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1998, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $2,051,007, of which $998,930 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 53.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 48.70% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 91.18% of the $1,052,077 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $614,844,475) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $18,290,000; Merrill Lynch, Pierce, Fenner & Smith Inc., $48,840,000; and Morgan Stanley Dean Witter & Co., $47,843,500.

      During the fiscal year ended August 31, 1996, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger Berman. During the fiscal year ended August 31, 1997, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1998, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $11,558,523, of which $5,733,976 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 50.25% of the aggregate dollar amount of transactions involving the payment of commissions, and 49.61% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 86.84% of the $5,824,547 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $3,766,183,233) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $256,260,000; Merrill Lynch, Pierce, Fenner & Smith Inc., $156,750,000; and Morgan Stanley Dean Witter & Co., $174,448,781.

      During the fiscal year ended August 31, 1996, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $4,697,854, of which $2,741,666 was paid to Neuberger Berman. During the fiscal year ended August 31, 1997, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $5,413,453, of which $3,508,790 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1998, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $10,028,713, of which $6,281,978 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 65.29% of the aggregate dollar amount of transactions involving the payment of commissions, and 62.64% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 88.75% of the $3,746,735 paid to other brokers by that Portfolio during that fiscal year representing commissions on transactions involving approximately $2,396,070,557) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $145,390,000.

      During the fiscal year ended August 31, 1996, Neuberger Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $208,834, of which $124,879 was paid to Neuberger Berman. During the fiscal year ended August 31, 1997, Neuberger Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1998, Neuberger Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $401,601, of which $296,353 was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised 76.50% of the aggregate dollar amount of transactions involving the payment of commissions, and 73.79% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 98.95% of the $105,248 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $59,563,090) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, that Portfolio acquired securities of the following of its Regular B/Ds: State Street Bank and Trust Company; at that date, that Portfolio held none of the securities of its Regular B/Ds.

      During the fiscal year ended August 31, 1996, Neuberger Berman INTERNATIONAL Portfolio paid brokerage commissions of $183,335, of which $5,485 was paid to Neuberger Berman and $0 was paid to BNP-International Financial
Services Corporation. During the fiscal year ended August 31, 1997 Neuberger Berman INTERNATIONAL Portfolio paid brokerage commissions of $297,431, of which $5,901 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1998, Neuberger Berman INTERNATIONAL Portfolio paid brokerage commissions of $345,192, of which $3,435 was paid to Neuberger Berman. Transactions in which the Portfolio used Neuberger Berman as broker comprised 3.18% of the aggregate dollar amount of transactions involving the payment of commissions, and 1.00% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. Of the $341,657 paid to other brokers by that Portfolio during that fiscal year, 90.27% (representing commissions on transactions involving approximately
$87,424,647) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, that Portfolio acquired securities of the following of its Regular B/Ds: ABN Amro Inc., General Electric Capital Corp., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: ABN Amro Inc., $1,133,644.

      Insofar as portfolio transactions of Neuberger Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

      Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Portfolio for such loss.

      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios. The following information reflects interest income earned by the Portfolios from the cash collateralization of securities loans during the fiscal years ended 1998, 1997, and 1996. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                          Interest Income
                                               from           Amount Paid to
Name of Portfolio        Fiscal Year End Collateralization   Neuberger Berman
-----------------        ---------------   of Securities     ----------------
                                               Loans
                                         -----------------

Neuberger Berman             8/31/98         $   469,745    $    212,611
  MANHATTAN Portfolio        8/31/97         $   988,931    $    326,403
                             8/31/96         $   301,788    $    186,163

--------------------------------------------------------------------------------
Neuberger Berman             8/31/98         $   285,737    $    152,375
  GENESIS Portfolio          8/31/97         $   168,552    $     69,948
                             8/31/96         $         0    $          0
--------------------------------------------------------------------------------
Neuberger Berman             8/31/98         $  1,355,093   $  1,035,708
  GUARDIAN Portfolio         8/31/97         $  4,005,765   $  3,523,486
                             8/31/96         $  2,427,096   $  2,129,341

--------------------------------------------------------------------------------
Neuberger Berman             8/31/98         $    139,877   $    101,879
  FOCUS Portfolio            8/31/97         $  1,053,272   $    898,127
                             8/31/96         $    368,663   $    330,001

--------------------------------------------------------------------------------
Neuberger Berman             8/31/98         $    280,193   $    141,707
  PARTNERS Portfolio         8/31/97         $    797,133   $    688,624
                             8/31/96         $    173,908   $    118,041

--------------------------------------------------------------------------------
Neuberger Berman             8/31/98         $     20,023          10,803
  SOCIALLY RESPONSIVE        8/31/97         $     80,484          51,639
  Portfolio                  8/31/96         $          0               0

--------------------------------------------------------------------------------
Neuberger Berman             8/31/98         $      31,250              0
  INTERNATIONAL              8/31/97         $           0              0
Portfolio                    8/31/96         $           0              0


      In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

      The use of Neuberger Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

      To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

      Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider resear ch and other investment information provided by, and sale of Fund shares effected through, those brokers.

      A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of some of the Portfolios and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolios by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

      Kent C. Simons; Kevin L. Risen and Allan R. White III; Judith M. Vale and Robert W. D'Alelio; Valerie Chang; Jennifer K. Silver and Brooke A. Cobb; Michael F. Malouf and Jennifer K. Silver; Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick; and Janet W. Prindle, each of whom is a Vice President of NB Management (except for Ms. Chang who is an Assistant Vice President) and a principal of Neuberger Berman (except for Mr. Mullick, Mr. Cobb and Ms. Chang), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman GENESIS, Neuberger Berman INTERNATIONAL, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM,

Neuberger Berman PARTNERS, and Neuberger Berman SOCIALLY RESPONSIVE Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice President of NB Management, will assume responsibility for the portfolio of Neuberger Berman SOCIALLY RESPONSIVE Portfolio.

PORTFOLIO TURNOVER

      A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS

      Each Fund (except Neuberger Berman SOCIALLY RESPONSIVE Trust) is a separate ongoing series of Equity Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. Neuberger Berman SOCIALLY RESPONSIVE Trust is a separate operating series of Equity Assets, a Delaware business trust organized pursuant to a Trust Instrument dated October 18, 1992. Each Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. Equity Trust has eight separate series. Equity Assets has seven separate series. Each Fund invests all of net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trusts may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to January 1, 1995, the names of Neuberger Berman FOCUS Trust and Neuberger Berman FOCUS Portfolio were "Neuberger & Berman Selected Sectors Trust" and "Neuberger & Berman Selected Sectors Portfolio," respectively.

      Prior to November 17, 1995, the name of Neuberger Berman INTERNATIONAL Portfolio was International Portfolio.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Trust" and the term "Neuberger Berman" in each Fund's name was "Neuberger & Berman".

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The trustees of the Trusts do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of that Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

      OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

THE PORTFOLIOS

      Each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) is a separate operating series of Equity Managers Trust, a New York common law trust organized as of December 1, 1992. Neuberger Berman INTERNATIONAL Portfolio is a separate operating series of Global Managers Trust, a New York common law trust organized as of March 18, 1994. The Managers Trusts are registered under the 1940 Act as diversified, open-end management investment companies. Equity Managers Trust has six separate Portfolios. Global Managers Trust currently has one operating Portfolio. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

      FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

      Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The Sister Funds that are series of Neuberger Berman Equity Funds(R) ("Equity Funds") and the other mutual funds that are series of other trusts invest all of their respective net assets in corresponding Portfolios of Equity Managers Trust. The shares of each series of Equity Funds are available for purchase by members of the general public. The Trusts do not sell their shares directly to members of the general public.

      Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio (including the series of Equity Funds and Equity Assets) are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except Equity Funds and Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.

      The trustees of the Trusts believe that investment in a Portfolio by a series of Equity Funds or Equity Assets by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the respective Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the respective Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the respective Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

      CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT

      Each Fund and Portfolio has selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio). State Street Cayman serves as transfer agent for Neuberger Berman INTERNATIONAL Portfolio.

                        INDEPENDENT AUDITORS/ACCOUNTANTS

      Each  Fund  and  Portfolio  (other  than  Neuberger  Berman  INTERNATIONAL
Portfolio, Neuberger Berman MANHATTAN Trust and Portfolio, Neuberger Berman MILLENNIUM Trust and Portfolio and Neuberger Berman SOCIALLY RESPONSIVE Trust and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger Berman INTERNATIONAL Portfolio has selected Ernst & Young, Shedden Road, George Town, Grand Cayman, Cayman Islands, British West Indies as the independent auditors who will audit its financial statements. Neuberger Berman MANHATTAN Trust and Portfolio, Neuberger Berman MILLENNIUM Trust and Portfolio and Neuberger Berman SOCIALLY RESPONSIVE Trust and Portfolio have selected PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.

                                  LEGAL COUNSEL

      Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at November 17, 1998:



                                                                 Percentage of
                                                                  Ownership at
                         Name and Address                      November 17, 1998
--------------------------------------------------------------------------------
Neuberger Berman         MAC & Co.                                   36.10%
MANHATTAN Trust          A/C 195-643
                         AEOF 1956432
                         Mutual Fund Operations
                         P.O. Box 3198
                         Pittsburgh, PA 15230-3198

                         The Northern Trust Co., Trustee             40.51%
                         FBO Case Corporation
                         22-75833
                         P.O. Box 92956
                         Chicago, IL 60675-2956

                         Puig Perfumes                               5.73%
                         Salary Deferral Plan
                         9 Skyline Drive
                         Hawthorne, NY  10532-2100

Neuberger Berman         Nationwide Life Insurance                   17.01%
PARTNERS Trust           QPVA
                         c/o IPO Portfolio Accounting
                         P.O. Box 182029
                         Columbus, OH 43218-2029

                         National Financial Services Corp.*          19.84%
                         P.O. Box 3908
                         Church Street Station
                         New York, NY 10008-3908

                                                                 Percentage of
                                                                  Ownership at
                         Name and Address                      November 17, 1998
--------------------------------------------------------------------------------
                         PRC Inc.                                    8.21%
                         c/o T. Rowe Price Financial
                         Attn:  Asset Recon.
                         P.O. Box 17215
                         Baltimore, MD 21297-0354

                         Connecticut General Life                    13.56%
                         Insurance Company
                         350 Church St.
                         P.O. Box 2975 M-110
                         Hartford, CT  06103-1106

                         Fidelity Investments Institutional          5.76%
                         Oper. Co.
                         Agent for certain benefit pln
                         100 Magellan Way
                         Mailzone KWIC
                         Covington, KY  41015-1987

Neuberger Berman          MAC & Co.                                  11.20%
Guardian Trust            A/C 195-643
                          AEOF 1956432
                          P.O. Box 3198
                          Mutual Fund Operations
                          Pittsburgh, PA 15230-3198

                          National Financial Services Corp.*         6.56%
                          P.O. Box 3908
                          Church Street Station
                          New York, NY 100008-3908

                          Fidelity Investments Institutional         7.44%
                          Ops Co.
                          Agent for certain EE benefit plans
                          Mailzone KWIC
                          Covington, KY 41015

                          The Manufacturers Life Insurance           6.93%
                          Co.
                          200 Bloor St. E NT3
                          Toronto ON M4W 1E5
                          Canada

                                                                 Percentage of
                                                                  Ownership at
                         Name and Address                      November 17, 1998
--------------------------------------------------------------------------------
                          Nationwide Life Insurance Co.              6.77%
                          QPVA
                          c/o IPO Portfolio Accounting
                          P.O. Box 182029
                          Columbus, OH 43218-2029

                          Wachovia Bank of North Carolina,           5.65%
                          Master Trustee
                          Incentive Savings Plan
                          301 N. Main Street MC-NC 32213
                          Winston-Salem, NC 27101-3819

                          Connecticut General Life                   5.47%
                          Insurance Company
                          350 Church Street
                          P.O. Box 2975 M-110
                          Hartford, CT 06104-2975

                          The Bank of New York, Trustee              5.36%
                          Melville Corporation 401K
                          PSRP - General DTD 6/7/89
                          1 Wall Street 7th Floor New
                          York, NY 10005-2501

Neuberger Berman FOCUS    National Financial Services Corp.*         7.98%
Trust                     P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                          American Express Trust Co.                 15.61%
                          Benefit of American Express
                          Trust Retirement Service Plans
                          1200 Northstar West
                          P.O. Box 534
                          Minneapolis, MN 55440-0534

                          Smith Barney Inc.                          11.71%
                          00109801250
                          388 Greenwich Street
                          New York, NY 10013-2375

                                                                 Percentage of
                                                                  Ownership at
                         Name and Address                      November 17, 1998
--------------------------------------------------------------------------------
                          Emjayco                                    9.83%
                          Omnibus Account
                          P.O. Box 17909
                          Milwaukee, WI 53217-0909

                          Aetna Life Insurance & Annuity Co.         9.20%
                          ACES - Separate Account F
                          15 Farmington Ave.
                          Hartford, CT 06156-0001

                          Boston Safe Deposit & Trust Co.,           19.04%
                          Trustee
                          TWA Inc. Pilots Directed Account
                          Plan & 401K Plan for Pilots of TWA
                          Inc.
                          Mallzone 028-003I
                          One Cabot Road
                          Medford, MA 02155-5141

Neuberger Berman          National Financial Services Corp.*         17.73%
Genesis  Trust            P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                          Profit Sharing Plan for Partners &         14.62%
                          Principals of
                          PricewaterhouseCoopers LLP
                          3109 W. Dr. Martin Luther King
                          Drive
                          Tampa, FL 33607

                          Merrill Lynch, Pierce, Fenner &            9.15%
                          Smith, Inc.
                          Fund Administration
                          4800 Deer Lake Drive East, 3rd
                          Floor
                          Jacksonville, FL 32246-6484

                          Smith Barney, Inc.                         11.56%
                          00109801250
                          388 Greenwich Street
                          New York, NY 10013-2375

                                                                 Percentage of
                                                                  Ownership at
                         Name and Address                      November 17, 1998
--------------------------------------------------------------------------------
                          Fidelity Investments Institutional         10.24%
                          Ops Co.
                          Agent for certain EE benefit plans
                          Mailzone KWIC
                          Covington, KY 41015

Neuberger Berman          ICMA Retirement Trust                      74.30%
SOCIALLY RESPONSIVE Trust 777 N. Capitol St., N.E.
                          Washington, D.C. 20002-4239

                          Chase Manhattan Bank, Trustee              5.36%
                          Avon Products, Inc. Savings & Stock
                          1345 Avenue of the Americas
                          New York, NY 10105-0302

                          National Financial Service Corp.*          5.07%
                          P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908

Neuberger Berman          Chase Manhattan Bank, Trustee              53.42%
INTERNATIONAL Trust       Professional Pensions Inc.
                          Retirement Programs
                          444 Foxon Road
                          East Haven, CT 06513-2019

                          Fleet Trust Corporation                    43.57%
                          Third Party M F Alliances
                          P.O. Box 2197
                          Boston, MA 02106-2197

Neuberger Berman          National Financial Service Corp.*          99.92%
MILLENNIUM Trust          P.O. Box 3908
                          Church Street Station
                          New York, NY 10008-3908


      * National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Funds of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trusts' registration statements filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statements, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to a registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 1998:

      The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1998, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman GENESIS Trust and Portfolio, Neuberger & Berman FOCUS Trust and Portfolio, Neuberger & Berman GUARDIAN Trust and Portfolio, Neuberger & Berman PARTNERS Trust and Portfolio, and Neuberger & Berman INTERNATIONAL Trust; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of Neuberger Berman INTERNATIONAL Portfolio; and the report of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger & Berman MANHATTAN Trust and Portfolio and Neuberger & Berman SOCIALLY RESPONSIVE Trust and Portfolio.

                                   Appendix A


RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P CORPORATE BOND RATINGS:

AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S CORPORATE BOND RATINGS:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

S&P commercial paper ratings:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

[COVER PHOTO]                                                   NEUBERGER BERMAN

NEUBERGER BERMAN

GENESIS TRUST-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

                    PROSPECTUS DECEMBER 30, 1998


                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

CONTENTS

            NEUBERGER BERMAN EQUITY TRUST

PAGE 2 ......  Genesis Trust

            YOUR INVESTMENT

     8 ......  Maintaining Your Account

    10 ......  Share Prices

    11 ......  Distributions and Taxes

    13 ......  Fund Structure


                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1998 Neuberger Berman Management Inc.

-------------------------------------------------------------

FUND MANAGEMENT

The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of September 30, 1998) and continue an asset management history that began in 1939.



RISK INFORMATION


This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).


  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND


- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO


- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A VALUE APPROACH


- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID


- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

[]

NEUBERGER BERMAN
GENESIS TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBGEX      ABOVE: PORTFOLIO MANAGERS JUDITH M. VALE AND
                                     ROBERT W. D'ALELIO

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN ARE IN LESS GLAMOROUS INDUSTRIES. FUTURE GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."


THE FUND IS CLOSED TO NEW INVESTORS, EXCEPT FOR INVESTORS THROUGH 401(K), 403(B) AND 457 PLANS. CURRENT SHAREHOLDERS MAY MAKE ADDITIONAL INVESTMENTS IN THE FUND.

GOAL & STRATEGY
-------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain industries that they believe will benefit from market or economic trends.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                         Genesis Trust   3

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]
Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

- be noticeably affected by the fortunes of a given sector that the managers decided to focus on

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]

The bar chart below shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89                                                     17.25%
90                                                    -16.24%
91                                                     41.55%
92                                                     15.62%
93                                                     14.37%
94                                                     -1.66%
95                                                     27.17%
96                                                     29.90%
97                                                     34.86%
BEST QUARTER: Q1 '91, up 25.05%
WORST QUARTER: Q3 '90, down 21.81%
Year-to-date performance as of 9/30/98: down
17.19%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                                           Since
                                                         Inception
                                1 Year       5 Years      9/27/88
-------------------------------------------------------------------
GENESIS TRUST                      34.86        20.17        16.64
Russell 2000 Index                 22.36        16.40        14.46

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.


* The fund began operating in August 1993. Performance results from September 1988 to August 1993 are actually those of another Neuberger Berman fund that began operations in 1988, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Genesis Trust would have had. That older fund is not offered in this prospectus.


                                         Genesis Trust   5

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT

JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 1.09% of average net assets.

  [ICON]
The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------


 ANNUAL OPERATING EXPENSES (% of average net assets)*


 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.08
                                              ....
EQUALS:  Total annual operating expenses      1.19



* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 13.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $121     $378      $654      $1443

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995        1996        1997        1998
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.05    10.59       12.65       14.99       21.45
PLUS:     Income from investment operations
          Net investment income (loss)                               (0.01)   (0.01)      (0.02)      (0.01)       0.12
          Net gains/losses -- realized and unrealized                 0.56     2.08        2.68        6.61       (4.14)
          Subtotal: income from investment operations                 0.55     2.07        2.66        6.60       (4.02)
MINUS:    Distributions to shareholders
          Capital gain distributions                                  0.01     0.01        0.32        0.14        0.15
          Subtotal: distributions to shareholders                     0.01     0.01        0.32        0.14        0.15
                                                                   ....................................................
EQUALS:   Share price (NAV) at end of year                           10.59    12.65       14.99       21.45       17.28
-----------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset arrangements had not been in effect.
Net expenses -- actual                                                1.36     1.42        1.38        1.25        1.17
Gross expenses(1)                                                     2.50     1.78        1.65        1.35        1.19
Expenses(2)                                                             --       --        1.38        1.26        1.17
Net investment income (loss) -- actual                               (0.21)   (0.24)      (0.27)      (0.16)       0.68
-----------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)                                                   5.47    19.51       21.44       44.31      (18.88)
Net assets at end of year (in millions of dollars)                     3.1     30.6        65.2       382.7       704.5
Portfolio turnover rate (%)                                             63       37          21          18          18

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/WAIVER.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF THE MANAGEMENT FEE.

                                         Genesis Trust   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
-------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

To buy or sell shares of the fund described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      8  Neuberger Berman

-------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.


If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.


Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                       Your Investment   9

SHARE PRICES
-------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is
the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.


The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.


Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
-------------------------------------------------------------

TAXES AND YOU

The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.


How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes any distributions once a year in December.

Consult your investment provider about whether your income and capital gains distributions from the fund will be reinvested in the fund or paid to you in cash.


HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.


Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.


                                      Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      12  Neuberger Berman

FUND STRUCTURE
-------------------------------------------------------------

The fund uses a "master-feeder" structure.


Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.


For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

                                      Your Investment   13

[SOLID BAR]

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800


Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN GENESIS TRUST


- No load



- No sales charges



- No 12b-1 fees


If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:


- a discussion by the portfolio managers about strategies and market conditions


- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180


[RECYCLE LOGO]NMLRX1331298                             SEC file number: 811-7784

[PHOTO]                                                         NEUBERGER BERMAN
[PHOTO]

NEUBERGER BERMAN
GUARDIAN TRUST-SM-
--------------------------------------------------------------------------------

                    PROSPECTUS DECEMBER 30, 1998


                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

CONTENTS

            NEUBERGER BERMAN EQUITY TRUST

PAGE 2 ......  Guardian Trust

            YOUR INVESTMENT

     8 ......  Maintaining Your Account

    10 ......  Share Prices

    11 ......  Distributions and Taxes

    13 ......  Fund Structure


                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1998 Neuberger Berman Management Inc.

-------------------------------------------------------------

FUND MANAGEMENT

The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of September 30, 1998) and continue an asset management history that began in 1939.



RISK INFORMATION


This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).


  THIS FUND:


- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND


- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A VALUE APPROACH


- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID


- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

[PHOTO]

NEUBERGER BERMAN
GUARDIAN TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: NBGTX      ABOVE: PORTFOLIO MANAGERS ALLAN "RICK" WHITE
                                     AND KEVIN L. RISEN

"WITH GUARDIAN TRUST WE LOOK FOR ESTABLISHED COMPANIES THAT ARE EITHER 'UNDER A ROCK' OR 'UNDER A CLOUD' -- MEANING THAT THEY'RE EITHER NOT WELL FOLLOWED ON WALL STREET OR THEY'RE TEMPORARILY OUT OF FAVOR WITH OTHER INVESTORS. IT'S VERY MUCH A CONTINUATION OF THE CLASSIC VALUE APPROACH THE FUND HAS USED SINCE ITS FOUNDING IN 1950."

GOAL & STRATEGY
-------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.


To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.



The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.


The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low price-to-earnings ratios


- consistent earnings


The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Guardian Trust   3

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform less well than certain other funds. While they may at times be less risky than small-cap stocks, large-cap stocks may perform better or less well over time.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


DISTRIBUTION HISTORY


In keeping with its goal, the fund has paid an annual income distribution every quarter since December 1993, the year of its inception. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.


  [ICON]

          The bar chart below shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.



YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                   28.05%
89                                                     21.50%
90                                                     -4.71%
91                                                     34.33%
92                                                     19.01%
93                                                     13.52%
94                                                      1.52%
95                                                     31.99%
96                                                     17.74%
97                                                     17.83%
BEST QUARTER: Q1 '91, up 17.42%
WORST QUARTER: Q3 '90, down 15.76%
Year-to-date performance as of 9/30/98: down
16.88%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*


                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
GUARDIAN TRUST                     17.83        16.11        17.46
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.

* The fund began operating in August 1993. Performance results from 1988 to August 1993 are actually those of another Neuberger Berman fund that began operations in 1950, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Guardian Trust would have had. That older fund is not offered in this prospectus.


                                        Guardian Trust   5

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT

KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.84% of average net assets.

[INVESTOR EXPENSES]
          The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------


 ANNUAL OPERATING EXPENSES (% of average net assets)*


 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      0.84
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.03
                                              ....
EQUALS:  Total annual operating expenses      0.87



* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 13.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $89      $278      $482       $1073

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994        1995        1996        1997        1998
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.27       11.27       13.83       14.24       19.47
PLUS:     Income from investment operations
          Net investment income                                       0.09        0.13        0.16        0.08        0.09
          Net gains/losses -- realized and unrealized                 0.99        2.55        0.55        5.48       (3.93)
          Subtotal: income from investment operations                 1.08        2.68        0.71        5.56       (3.84)
MINUS:    Distributions to shareholders
          Income dividends                                            0.07        0.12        0.14        0.10        0.10
          Capital gain distributions                                  0.01          --        0.16        0.23        1.29
          Subtotal: distributions to shareholders                     0.08        0.12        0.30        0.33        1.39
                                                                   .......................................................
EQUALS:   Share price (NAV) at end of year                           11.27       13.83       14.24       19.47       14.24
--------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                0.80        0.90        0.92        0.88        0.87
Gross expenses(1)                                                     1.52        0.96        0.92          --          --
Expenses(2)                                                             --          --        0.92        0.88        0.87
Net investment income -- actual                                       1.50        1.35        1.26        0.47        0.50
--------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     10.57(3)    24.01(3)     5.19(3)    39.56      (20.88)
Net assets at end of year (in millions of dollars)                    75.8       683.1     1,340.1     2,269.8     1,529.5
Portfolio turnover rate (%)                                             24          26          37          50          60

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    REIMBURSEMENT.
(2) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER
    BERMAN MANAGEMENT HAD NOT
    REIMBURSED CERTAIN EXPENSES.

                                        Guardian Trust   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
-------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

To buy or sell shares of the fund described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      8  Neuberger Berman

-------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.


If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.


Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                       Your Investment   9

SHARE PRICES
-------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.


The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.


Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
-------------------------------------------------------------

TAXES AND YOU

The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.


How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund distributes income every quarter.

Consult your investment provider about whether your income and capital gains distributions from the fund will be reinvested in the fund or paid to you in cash.


HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.


Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.


                                      Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      12  Neuberger Berman

FUND STRUCTURE
-------------------------------------------------------------

The fund uses a "master-feeder" structure.


Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.


For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

                                      Your Investment   13

[SOLID BAR]

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800


Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN GUARDIAN TRUST


- No load



- No sales charges



- No 12b-1 fees


If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:


- a discussion by the portfolio managers about strategies and market conditions


- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180


[RECYCLE LOGO] NMLRR1291298                            SEC file number: 811-7784

--------------------------------------------------------------------------------
                  NEUBERGER BERMAN GUARDIAN TRUST AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 30, 1998

                               No-Load Mutual Fund
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


            Neuberger Berman GUARDIAN Trust ("Fund"), a series of Neuberger Berman Equity Trust ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 30, 1998. The Fund invests all of its net investable assets in Neuberger Berman GUARDIAN Portfolio ("Portfolio").

            AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger Berman Management Incorporated ("NB Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1998 Neuberger Berman Management Inc.

                                  TABLE OF CONTENTS
                                                                           PAGE


INVESTMENT INFORMATION.........................................................1
      Investment Policies and Limitations......................................1
      Investment Insight.......................................................4
      Additional Investment Information........................................5


PERFORMANCE INFORMATION.......................................................18
      Total Return Computations...............................................18
      Comparative Information.................................................19
      Other Performance Information...........................................20


CERTAIN RISK CONSIDERATIONS...................................................21

TRUSTEES AND OFFICERS.........................................................21


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................26
      Investment Manager and Administrator....................................26
      Management and Administration Fees......................................27
      Sub-Adviser.............................................................28
      Investment Companies Managed............................................29
      Management and Control of NB Management.................................32


DISTRIBUTION ARRANGEMENTS.....................................................32


ADDITIONAL PURCHASE INFORMATION...............................................33
      Share Prices and Net Asset Value........................................33


ADDITIONAL REDEMPTION INFORMATION.............................................34
      Suspension of Redemptions...............................................34
      Redemptions in Kind.....................................................34


DIVIDENDS AND OTHER DISTRIBUTIONS.............................................34

ADDITIONAL TAX INFORMATION....................................................35
      Taxation of the Fund....................................................35
      Taxation of the Portfolio...............................................36
      Taxation of the Fund's Shareholders.....................................38


PORTFOLIO TRANSACTIONS........................................................38
      Portfolio Turnover......................................................41


REPORTS TO SHAREHOLDERS.......................................................42


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................42


CUSTODIAN AND TRANSFER AGENT..................................................44


INDEPENDENT AUDITORS..........................................................45


LEGAL COUNSEL.................................................................45


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................45


REGISTRATION STATEMENT........................................................47


FINANCIAL STATEMENTS..........................................................47


APPENDIX A...................................................................A-1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER........................A-1

                             INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            6. PLEDGING. The Portfolio may not pledge or hypothecate any of its assets, except that the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

            Although  the  Portfolio  does  not  have  a  policy   limiting  its
investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.

            TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

INVESTMENT INSIGHT

            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's principals, employees and their families have invested in the Neuberger Berman mutual funds.

            The Portfolio subscribes to the same stock-picking philosophy followed since Roy R. Neuberger founded Neuberger Berman GUARDIAN Fund (which, like the Fund, invests all of its net investable assets in the Portfolio) in 1950.

            It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger Berman GUARDIAN Fund has served shareholders well and has paid a dividend every quarter and a capital gain distribution every year since 1950; the Fund has done so since December 1993. Of course, there can be no assurance that this trend will continue.

            The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.

          CONSISTENT VALUE STYLE

          Guardian is a large cap value fund that searches for:

          .    Established high-quality companies

          .    Low price/earnings ratios

          .    Strong balance sheets

          .    Solid management

Disciplined, Large-Cap Value Orientation

As part of its stock selection process, the portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

Bottom-Up Approach to Stock Selection

The managers believe cheap stocks are plentiful, but true investment bargains are a rare find. To uncover them, they scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. Potential investment candidates are financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

A Broad View of Risk Management

Managing risk involves carefully monitoring the way the stocks in the portfolio react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the managers use quantitative analysis to evaluate these factors and their impact on the overall portfolio. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the portfolio.

A Strong Sell Discipline

The managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe the company has an "edge" over Wall Street analysts, or they believe it is an uncovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

            ILLIQUID SECURITIES.  Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

            POLICIES AND LIMITATIONS.  Repurchase  agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the

Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. The Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            POLICIES AND LIMITATIONS. The Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

            Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         Futures, Options on Futures, Options on Securities and Indices,
                    Forward Contracts, and Options on Foreign
                Currencies (collectively, "Hedging Instruments")

            FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

            CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's net asset values ("NAVs")) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

            POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do). The Portfolio would purchase a call option to offset a previously written call option.

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the
Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

            Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

            POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually  less than one year  from the date of the  contract)  at a fixed  price
("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolio  enters into forward  contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICIES AND LIMITATIONS. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            REGULATORY LIMITATIONS ON USING HEDGING INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR HEDGING INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

            The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Hedging Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures.

            U.S.  Government  Securities are  obligations  of the U.S.  Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

            Investment grade debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

            Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

            POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in debt securities. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or deemed by NB Management to be of comparable quality.

            CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

            OTHER INVESTMENT COMPANIES. The Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

            POLICIES AND LIMITATIONS. The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n(SUPERSCRIPT) = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            The Fund commenced operations in August 1993. However, the Fund's investment objective, policies, and limitations are the same as those of Neuberger Berman GUARDIAN Fund, which is a series of Neuberger Berman Equity Funds(R) and invests in the Portfolio ("Sister Fund"). The Sister Fund had a predecessor. The following total return data is for the Fund since its inception and, for periods prior to the Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund.

                                       Average Annual Total Returns
                                         Periods Ended 8/31/1998

                One Year    Five Years    Ten Years      Period from Inception
                --------    ----------    ---------      ---------------------
GUARDIAN Trust   -20.88%      +9.76%       +13.04%              +12.58%


            NB Management may from time to time waive a portion of its fees due from the Fund or Portfolio or reimburse the Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $3.2 billion, with an average of $514 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information regarding the effects of automatic investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman, LLC ("Neuberger Berman").


       Name, Age, and      Positions Held
         Address(1)        With the Trusts        Principal Occupation(s)(2)
       --------------      ---------------        --------------------------

Faith Colish (63)        Trustee of each Trust  Attorney at Law,  Faith  Colish,
63 Wall Street                                  A Professional Corporation.
24th Floor
New York, NY  10005

Stanley Egener* (64)     Chairman of the        Principal of  Neuberger  Berman;
                         Board, Chief           President  and  Director  of  NB
                         Executive Officer,     Management;   Chairman   of  the
                         and Trustee of each    Board,  Chief Executive  Officer
                         Trust                  and   Trustee   of  nine   other
                                                mutual   funds   for   which  NB
                                                Management  acts  as  investment
                                                manager or administrator.

Howard A. Mileaf (61)    Trustee of each Trust  Vice  President  and  Special to
WHX Corporation Counsel                         WHX    Corporation     (holding
110 East 59th Street                            company)  since  1992;  Director
30th Floor                                      of     Kevlin        Corporation
New York, NY 10022                              (manufacturer of  microwave  and
                                                other products).

Edward I. O'Brien* (70)  Trustee of each Trust  Until  1993,  President  of  the
12 Woods Lane                                   Securities Industry  Association
Scarsdale, NY 10583                             ("SIA")  (securities  industry's
                                                representative   in   government
                                                relations   and       regulatory
                                                matters  at   the   federal  and
                                                state  levels);  until  November
                                                1993,  employee  of   the   SIA;
                                                Director of Legg  Mason, Inc.

     Name, Age, and      Positions Held
       Address(1)        With the Trusts        Principal Occupation(s)(2)
     --------------      ---------------        --------------------------

John T. Patterson, Jr.   Trustee of each Trust  Retired.   Formerly,   President
(70)                                            of    SOBRO   (South       Bronx
7082 Siena Court                                Overall     Economic Development
Boca Raton, FL  33433                           Corporation).

John P. Rosenthal (66)   Trustee of each Trust  Senior   Vice    President   of
Burnham Securities Inc.                         Burnham   Securities   Inc.   (a
Burnham Asset Management                        registered  broker-dealer) since
Corp.                                           1991;      Director,      Cancer
1325 Avenue of the Americas                     Treatment Holdings, Inc.
17th Floor
New York, NY  10019

Cornelius T. Ryan (67)   Trustee of each Trust  General   Partner    of   Oxford
Oxford Bioscience Partners                      Partners  and Oxford  Bioscience
315 Post Road West                              Partners     (venture    capital
Westport, CT  06880                             partnerships)  and  President of
                                                Oxford   Venture    Corporation;
                                                Director   of    Capital    Cash
                                                Management Trust  (money  market
                                                fund)  and  Prime   Cash   Fund.

Gustave H. Shubert (69)  Trustee of each Trust  Senior Fellow/Corporate  Advisor
13838 Sunset Boulevard                          and Advisory  Trustee of Rand (a
Pacific Palisades, CA  90272                    non-profit    public    interest
                                                research   institution)    since
                                                1989;  Honorary  Member  of  the
                                                Board  of  Overseers    of   the
                                                Institute  for  Civil   Justice,
                                                the  Policy  Advisory  Committee
                                                of the Clinical Scholars Program
                                                at the University of California,
                                                the  American  Association   for
                                                the   Advancement  of   Science,
                                                the   Counsel   on       Foreign
                                                Relations,  and  the   Institute
                                                for  Strategic Studies (London);
                                                advisor   to    the      Program
                                                Evaluation   and     Methodology
                                                Division  of  the  U.S.  General
                                                Accounting    Office;   formerly
                                                Senior    Vice    President  and
                                                Trustee of Rand.

     Name, Age, and      Positions Held
       Address(1)        With the Trusts        Principal Occupation(s)(2)
     --------------      ---------------        --------------------------

Lawrence Zicklin* (62)   President and         Principal  of  Neuberger  Berman;
                         Trustee of each Trust Director    of   NB   Management;
                                               President   and/or   Trustee   of
                                               six   other   mutual  funds   for
                                               which   NB   Management  acts  as
                                               investment      manager        or
                                               administrator.

Daniel J. Sullivan (59)  Vice President of     Senior  Vice   President  of   NB
                         each Trust            Management   since   1992;   Vice
                                               President  of  nine other  mutual
                                               funds  for  which  NB  Management
                                               acts  as  investment   manager or
                                               administrator.

Michael J. Weiner (51)   Vice President and    Senior   Vice   President  of  NB
                         Principal Financial   Management       since      1992;
                         Officer of each       Principal   of  Neuberger  Berman
                         Trust                 since   1998;   Treasurer  of  NB
                                               Management  from  1992  to  1996;
                                               Vice   President  and   Principal
                                               Financial Officer of  nine  other
                                               mutual   funds   for   which   NB
                                               Management  acts   as  investment
                                               manager or administrator.

Claudia A. Brandon       Secretary of each     Vice     President     of      NB
(2)                      Trust                 Management;  Secretary  of   nine
                                               other   mutual   funds for  which
                                               NB Management acts as  investment
                                               manager or administrator.

Richard Russell (52)     Treasurer and         Vice  President of  NB Management
                         Principal Accounting  since    1993;    Treasurer   and
                         Officer of each       Principal  Accounting  Officer of
                         Trust                 nine  other   mutual   funds  for
                                               which   NB  Management   acts  as
                                               investment        manager      or
                                               administrator.

Stacy Cooper-Shugrue     Assistant Secretary   Assistant  Vice  President of  NB
(35)                     of each Trust         Management      since      1993;
                                               Assistant  Secretary   of    nine
                                               other  mutual  funds  for   which
                                               NB Management acts as  investment
                                               manager or administrator.

C. Carl Randolph (61)    Assistant Secretary   Principal  of   Neuberger  Berman
                         of each Trust         since  1992;  Assistant Secretary
                                               of  nine other  mutual  funds for
                                               which  NB   Management   acts  as
                                               investment        manager      or
                                               administrator.

     Name, Age, and      Positions Held
       Address(1)        With the Trusts        Principal Occupation(s)(2)
     --------------      ---------------        --------------------------

Barbara DiGiorgio (40)   Assistant Treasurer   Assistant  Vice  President of  NB
                         of each Trust         Management      since       1993;
                                               Assistant  Treasurer   since 1996
                                               of  nine other  mutual  funds for
                                               which   NB  Management   acts  as
                                               investment        manager      or
                                               administrator.

Celeste Wischerth (37)   Assistant Treasurer   Assistant  Vice  President of  NB
                         of each Trust         Management   since   1994;  prior
                                               thereto,    employee   of      NB
                                               Management; Assistant   Treasurer
                                               since 1996  of nine  other mutual
                                               funds for which   NB   Management
                                               acts  as  investment  manager  or
                                               administrator.

________________________

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of the Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of NB Management and principals of Neuberger Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/98
                          -----------------------------
                                                        Total Compensation from
                                                        Investment Companies in
Name and Position          Aggregate Compensation      the Neuberger Berman Fund
with Each Trust                from the Trust          Complex Paid to Trustees
-----------------          ----------------------      -------------------------
Faith Colish                       $5,924                    $84,500
Trustee                                                (5 other investment
                                                           companies)

Stanley Egener                       $0                        $0
Chairman of the Board,                                 (9 other investment
Chief Executive                                            companies)
Officer, and Trustee

Howard A. Mileaf                   $5,980                    $52,000
Trustee                                                (4 other investment
                                                           companies)

Edward I. O'Brien                  $6,400                    $51,750
Trustee                                                (3 other investment
                                                           companies)

John T. Patterson, Jr.             $6,456                    $55,750
Trustee                                                (4 other investment
                                                            companies)

John P. Rosenthal                  $5,528                    $47,750
Trustee                                                (4 other investment
                                                           companies)

Cornelius T. Ryan                  $6,037                    $48,750
Trustee                                                (3 other investment
                                                           companies)

Gustave H. Shubert                 $5,980                    $48,250
Trustee                                                (3 other investment
                                                           companies)

Lawrence Zicklin                     $0                        $0
President and Trustee                                  (5 other investment
                                                            companies)

            At November 12, 1998, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement").

            The Management Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993. The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

            NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996. ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus. NB Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.

            Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution-related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. NB Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.

MANAGEMENT AND ADMINISTRATION FEES

            For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

            NB Management provides administrative services to the Fund that includes furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent NB Management may subcontract some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

            During the fiscal years ended August 31, 1998, 1997, and 1996, the Fund accrued management and administration fees as follows:

                                   MANAGEMENT AND ADMINISTRATION FEES
                                        ACCRUED FOR FISCAL YEARS
                                            ENDED AUGUST 31
                                 1998             1997            1996
                                 ----             ----            ----
GUARDIAN TRUST                  $19,092,633      $14,839,636      $8,821,718


            NB Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses (as defined in the Prospectus) so that the Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. This undertaking can be terminated by NB Management by giving the Fund at least 60 days' prior written notice. During the period from August 3, 1993 (commencement of operations of the Fund) to December 31, 1994, NB Management voluntarily undertook to reimburse the Fund for its Total Operating Expenses so that the Fund's expense ratio per annum would not exceed the expense ratio of the Sister Fund. The table below shows the amounts reimbursed by NB Management pursuant to this arrangement:

                                       AMOUNT OF TOTAL OPERATING EXPENSES
                                           REIMBURSED BY NB MANAGEMENT
                                        FOR FISCAL YEARS ENDED AUGUST 31

FUND                             1998             1997            1996
                                 ----             ----            ----
GUARDIAN TRUST                    $0               $0           $69,266



            The Management Agreement continues until August 2, 1999. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 1999. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993.

            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreement continues until August 2, 1999 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of September 30, 1998,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $18.5 billion. NB Management currently serves as investment manager of the following investment companies:

                                                            Approximate Net
                                                          Assets at September
                 Name                                          30, 1998
                 ----                                          --------

Neuberger Berman Cash Reserves Portfolio                          $961,277,115
      (investment portfolio for
      Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio                       $356,413,873
      (investment portfolio for
      Neuberger Berman Government
      Money Fund)

Neuberger Berman High Yield Bond Portfolio                         $22,692,273
      (investment portfolio for
      Neuberger Berman High Yield Bond
      Fund and )

Neuberger Berman Limited Maturity Bond                            $357,429,917
Portfolio
      (investment portfolio for
      Neuberger Berman Limited
      Maturity Bond Fund and Neuberger
      Berman Limited Maturity Bond
      Trust)

                                                            Approximate Net
                                                          Assets at September
                 Name                                          30, 1998
                 ----                                          --------

Neuberger Berman Municipal Securities                            $38,147,017
Portfolio
      (investment portfolio for
      Neuberger Berman Municipal
      Securities Trust)
Neuberger Berman Municipal Money                                $215,897,411
Portfolio
      (investment portfolio for
      Neuberger Berman Municipal Money
      Fund)
Neuberger Berman Focus Portfolio                              $1,296,356,136
(investment portfolio for Neuberger
Berman Focus Fund, Neuberger Berman
Focus Trust, and Neuberger Berman
Focus Assets)
Neuberger Berman Genesis Portfolio                            $1,931,169,593
      (investment portfolio for
      Neuberger Berman Genesis Fund,
      Neuberger Berman Genesis Trust
      and Neuberger Berman Genesis
      Assets)
Neuberger Berman Guardian Portfolio                           $5,672,663,013
      (investment portfolio for
      Neuberger Berman Guardian Fund,
      Neuberger Berman Guardian Trust
      and Neuberger Berman Guardian
      Assets)
Neuberger Berman International                                  $114,793,906
Portfolio
      (investment portfolio for
      Neuberger Berman International
      Fund and Neuberger Berman
      International Trust)
Neuberger Berman Manhattan Portfolio                            $555,345,009
      (investment portfolio for
      Neuberger Berman Manhattan Fund,
      Neuberger Berman Manhattan Trust
      and Neuberger Berman Manhattan
      Assets)
Neuberger Berman Millennium Portfolio                        In registration
      (investment portfolio for                                as of 9/30/98
      Neuberger Berman Millennium Fund
      and Neuberger Berman Millennium
      Trust)

                                                           Approximate Net
                                                          Assets at September
                 Name                                          30, 1998
                 ----                                          --------

Neuberger Berman Partners Portfolio                           $3,712,575,595
      (investment portfolio for
      Neuberger Berman Partners Fund,
      Neuberger Berman Partners Trust
      and Neuberger Berman Partners
      Assets)
Neuberger Berman Socially Responsive                            $300,343,681
Portfolio
      (investment portfolio for
      Neuberger Berman Socially
      Responsive Fund, Neuberger
      Berman Socially Responsive Trust
      and Neuberger Berman NYCDC
      Socially Responsive Trust)
Advisers Managers Trust                                       $2,504,652,561
      (seven series)

            The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolio, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT

The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Catherine Waterworth, Vice President; Allan R. White III, Vice President; Andrea Trachtenberg, Vice President of
Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, D'Alelio, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman, Weiner, White and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

            Messrs. Egener and Zicklin are trustees and officers and Messrs. Russell, Sullivan and Winer and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger Berman, also is an officer of each Trust.

            All of the outstanding voting stock in NB Management is owned by persons who are also principals of Neuberger Berman.

                            DISTRIBUTION ARRANGEMENTS

            NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1999. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

            The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting total liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

            If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the Managers Trust believe accurately reflects fair value.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders substantially all of its share of any net investment income, (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            The Fund generally distributes substantially all of its share of the Portfolio's net investment income, (after deducting expenses incurred directly by the Fund), if any, near the end of each other calendar quarter. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to the Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            To continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            Certain funds that invest in portfolios managed by NB Management, including the Sister Fund, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            The Portfolio has received a ruling from the Service to the effect that, among other things, the Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the

PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts and listed options thereon subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the

Distribution Requirement and avoid imposition of the Excise Tax.

            If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

            Neuberger Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the writing of covered call options on its securities.

            During the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger Berman. During the fiscal year ended August 31, 1997, the Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1998, the Portfolio paid brokerage commissions of $11,558,523, of which $5,733,976 was paid to Neuberger Berman. Transactions in which the Portfolio used Neuberger Berman as broker comprised 50.25% of the aggregate dollar amount of transactions involving the payment of commissions, and 49.61% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 86.84% of the $5,824,547 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $3,766,183,233) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $256,260,000; Merrill Lynch, Pierce, Fenner & Smith Inc., $156,750,000; and Morgan Stanley Dean Witter & Co., $174,448,781.

            Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to other Neuberger Berman Portfolios, Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Portfolio for such loss.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio. The following information reflects interest income earned by the Portfolio from the cash collateralization of securities loans during the fiscal years ended 1998, 1997, and 1996. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                         Interest Income from
                                           Collateralization     Amount Paid to
   Name of Portfolio   Fiscal Year End    of Securities Loans   Neuberger Berman
   ----------------    ---------------    -------------------   ----------------
--------------------------------------------------------------------------------
Neuberger Berman             8/31/98         $1,355,093          $1,035,708
GUARDIAN Portfolio           8/31/97         $4,005,765          $3,523,486
                             8/31/96         $2,427,096          $2,129,341
--------------------------------------------------------------------------------


            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act,  commissions  paid by the Portfolio to Neuberger
Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The Portfolio  expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of the Portfolio and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            Kevin L. Risen and Allan R. White III, each of whom is a Vice President of NB Management and a principal of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

PORTFOLIO TURNOVER

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND

            The Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate operating series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Trust" and the term "Neuberger Berman" in the Fund's name was "Neuberger & Berman".

            DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

            OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

THE PORTFOLIO

            The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

            FUND'S INVESTMENTS IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Series of two other investment companies, Neuberger Berman Equity Funds ("Equity Funds") and Neuberger Berman Equity Assets ("Equity Assets"), invest all of their respective net assets in corresponding Portfolios of Managers Trust. The shares of the series of Equity Funds are available for purchase by members of the general public. Equity Assets does not sell its shares directly to members of the general public.

            The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of Equity Funds and Equity Assets) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Equity Funds and Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from NB Management by calling 800-877-9700.

            The trustees of the Trust believe that investment in the Portfolio by a series of Equity Funds or Equity Assets or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY

10158-0180. In addition, State Street serves as transfer agent for the Portfolio.

                              INDEPENDENT AUDITORS

            The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                  LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            The following table sets forth the name, address, and percentage of ownership of each person who was known by the Fund to own beneficially or of record 5% or more of the Fund's outstanding shares at November 17, 1998:


                                                                Percentage of
                                                                 Ownership at
                         Name and Address                      November 17, 1998
                         ----------------                      -----------------

Neuberger Berman         MAC & Co.                                  11.20%
GUARDIAN Trust           A/C 195-643
                         AEOF 1956432
                         P.O. Box 3198
                         Mutual Fund Operations
                         Pittsburgh, PA 15230-3198

                         National Financial Services Corp.*          6.56%
                         P.O. Box 3908
                         Church Street Station
                         New York, NY 100008-3908

                         Fidelity Investments Institutional          7.44%
                         Ops Co.
                         Agent for certain EE benefit plans
                         Mailzone KWIC
                         Covington, KY 41015

                         The Manufacturers Life Insurance Co.        6.93%
                         200 Bloor St. E NT3
                         Toronto ON M4W 1E5
                         Canada

                                                                Percentage of
                                                                 Ownership at
                         Name and Address                      November 17, 1998
                         ----------------                      -----------------

                         Nationwide Life Insurance Co.               6.77%
                         QPVA
                         c/o IPO Portfolio Accounting
                         P.O. Box 182029
                         Columbus, OH 43218-2029

                         Wachovia Bank of North Carolina,            5.65%
                         Master Trustee
                         Incentive Savings Plan
                         301 N. Main Street MC-NC 32213
                         Winston-Salem, NC 27101-3819

                         Connecticut General Life                    5.47%
                         Insurance Company
                         350 Church Street
                         P.O. Box 2975 M-110
                         Hartford, CT 06104-2975

                         The Bank of New York, Trustee               5.36%
                         Melville Corporation 401K
                         PSRP - General DTD 6/7/89 1 Wall Street 7th Floor New York, NY 10005-2501




* National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Fund of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund and Portfolio.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1998:


      The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1998, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                 Appendix A


              RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being -- paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


            S&P commercial paper ratings:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            Moody's commercial paper ratings

            Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            -  Leading market positions in well-established industries.
            -  High rates of return on funds employed.
            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

[COVER PHOTO]                                                   NEUBERGER BERMAN

NEUBERGER BERMAN

NYCDC SOCIALLY RESPONSIVE TRUST-SM-

--------------------------------------------------------------------------------

                    PROSPECTUS DECEMBER 30, 1998


                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

CONTENTS


            NEUBERGER BERMAN EQUITY TRUST

PAGE 2 ......  NYCDC Socially Responsive Trust

            YOUR INVESTMENT

     8 ......  Maintaining Your Account

    10 ......  Share Prices

    11 ......  Distributions and Taxes

    12 ......  Fund Structure



                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1998 Neuberger Berman Management Inc.

-------------------------------------------------------------

FUND MANAGEMENT

The fund is managed by Neuberger Berman Manage-ment Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of September 30, 1998) and continue an asset management history that began in 1939.



RISK INFORMATION


This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).


  THIS FUND:


- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND


- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO


- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID


- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

[PHOTO]

NEUBERGER BERMAN
NYCDC SOCIALLY RESPONSIVE TRUST
--------------------------------------------------------------------------------

                              ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS
OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
-------------------------------------------------------------

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there
are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
           THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value-investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

- environmental concerns

- diversity in the work force

- progressive employment and workplace practices

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund has a strict policy of avoiding companies that receive more than 5% of their earnings from alcohol, tobacco, gambling, or weapons, as well as companies that sell non-consumer products to the military or are involved in nuclear power.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                       NYCDC Socially Responsive Trust   3

MAIN RISKS
-------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.


When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.


  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
-------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89
90
91
92
93
94
95                                                   40.36%
96                                                   19.60%
97                                                   25.45%
BEST QUARTER: Q2 '97, up 15.89%
WORST QUARTER: Q1 '97, down 1.69%
Year-to-date performance as of 9/30/98: down
4.56%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                                      Since
                                                    Inception
                                        1 Year       3/14/94
--------------------------------------------------------------

NYCDC SOCIALLY RESPONSIVE TRUST            25.45        21.02
S&P 500 Index                              33.32        24.24

 The S&P 500 is an unmanaged index of U.S. stocks.

                       NYCDC Socially Responsive Trust   5

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID SAUKAITIS are Assistant Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992; Saukaitis was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.60% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.


         Management fees                      0.60
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.10
                                              ....
EQUALS:  Total annual operating expenses      0.70



* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.60% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 12.


EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses**             $72      $224      $390      $ 871

** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
   ABOVE, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $61, $192, $335, AND $750, RESPECTIVELY.

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS


Year Ended August 31,                                       1994(1)           1995        1996        1997         1998
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year              10.20          10.43       12.27       14.42        17.62
PLUS:     Income from investment operations
          Net investment income                                0.06           0.13        0.14        0.17         0.17
          Net gains/losses -- realized and unrealized          0.17           1.82        2.44        4.38        (1.06)
          Subtotal: income from investment operations          0.23           1.95        2.58        4.55        (0.89)
MINUS:    Distributions to shareholders
          Income dividends                                       --           0.11        0.12        0.16         0.16
          Capital gain distributions                             --             --        0.31        1.19         0.80
          Subtotal: distributions to shareholders                --           0.11        0.43        1.35         0.96
                                                         ..............................................................
EQUALS:   Share price (NAV) at end of year                    10.43          12.27       14.42       17.62        15.77
-----------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                         0.60(2)        0.60        0.60        0.60         0.60
Gross expenses(3)                                              0.84(2)        0.85        0.80        0.73         0.70
Expenses(4)                                                      --             --        0.60        0.60         0.60
Net investment income -- actual                                1.42(2)        1.26        1.06        1.11         0.92
-----------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                            2.26(5)       18.95       21.27       33.20        (5.49)
Net assets at end of year (in millions of dollars)             68.6           88.5       125.6       188.9        186.7
Portfolio turnover rate (%)                                      14             58          53          51           47


The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 3/14/94 (BEGINNING OF OPERATIONS) TO 8/31/94.

(2) ANNUALIZED.


(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.


(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                       NYCDC Socially Responsive Trust   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
-------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from the Plan. This includes information on how to buy and sell shares, investor services, and additional policies.


In exchange for the ser-
vices it offers, the Plan may charge fees, which are generally in addition to those described in this prospectus.


The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities who are seeking to invest their money in a manner consistent with their social sensibilities.

You can buy, own, and sell fund shares only through the Plan.

All investments by the Plan must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

                      8  Neuberger Berman

-------------------------------------------------------------

Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from shares sold will be paid to the Plan in the manner and at the times agreed with Neuberger Berman Management, but in any case within three business days. In unusual circumstances proceeds may be delayed beyond this time where the law allows additional time if needed. The Plan may not follow the same procedures for payment of proceeds to you from the shares you sold.

                                       Your Investment   9

SHARE PRICES
-------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that the Plan may charge fees for its services.


The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted by the Trustee of the Plan, as set forth in the Plan document; check with the Plan to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when the Plan accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.


Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
-------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

DISTRIBUTIONS -- The fund pays out to the Plan any net income and net capital gains. Ordinarily, the fund makes any distributions once a year in December.

The amount of the distribution is reinvested in additional fund shares unless the Plan elects to receive them in cash.


The Plan is an eligible deferred compensation plan. Distributions from the fund to the Plan generally are tax-free, while eventual withdrawals from the Plan generally are subject to tax. Consult the Plan documents and your tax professional for information on the tax consequences associated with participating in an investment in the fund through the Plan. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.


                                      Your Investment   11

FUND STRUCTURE
-------------------------------------------------------------

The fund uses a "master-feeder" structure.


Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.


For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

[SOLID BAR]

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from the Plan, or from:


NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
212-476-8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com
DEFERRED COMPENSATION PLAN OF THE CITY OF NEW YORK AND RELATED AGENCIES AND INSTRUMENTALITIES
40 Rector Street, 3rd Floor
New York, NY 10006
(212) 306-7760
SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)
Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN NYCDC SOCIALLY RESPONSIVE TRUST


- No load



- No sales charges



- No 12b-1 fees


If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180


[RECYCLE LOGO] NMLRR1301298                            SEC file number: 811-7784

--------------------------------------------------------------------------------

                NEUBERGER BERMAN NYCDC SOCIALLY RESPONSIVE TRUST
                                  AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 30, 1998


                              A No-Load Mutual Fund
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180

-------------------------------------------------------------------------------


            NEUBERGER BERMAN NYCDC SOCIALLY RESPONSIVE TRUST ("FUND"), A SERIES OF NEUBERGER BERMAN EQUITY TRUST ("TRUST"), IS A NO-LOAD MUTUAL FUND THAT OFFERS SHARES PURSUANT TO A PROSPECTUS DATED DECEMBER 30, 1998. THE FUND INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO ("PORTFOLIO"). YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH THE DEFERRED COMPENSATION PLAN OF THE CITY OF NEW YORK AND RELATED AGENCIES AND INSTRUMENTALITIES ("PLAN").

            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from the Plan by calling 212-306-7760.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1998 Neuberger Berman Management Inc.

                                     TABLE OF CONTENTS

                                                                            Page


INVESTMENT INFORMATION.........................................................1
      Investment Policies and Limitations......................................1
      Investment Insight.......................................................4
      Description of Social Policy.............................................6
      Additional Investment Information........................................9


PERFORMANCE INFORMATION.......................................................23
      Total Return Computations...............................................23
      Comparative Information.................................................23
      Other Performance Information...........................................24


CERTAIN RISK CONSIDERATIONS...................................................25


TRUSTEES AND OFFICERS.........................................................25


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................30
      Investment Manager and Administrator....................................30
      Management and Administration Fees......................................31
      Sub-Adviser.............................................................33
      Investment Companies Managed............................................33
      Management and Control of NB Management.................................36


DISTRIBUTION ARRANGEMENTS.....................................................37


ADDITIONAL PURCHASE INFORMATION...............................................37
      Share Prices and Net Asset Value........................................37


ADDITIONAL REDEMPTION INFORMATION.............................................38
      Suspension of Redemptions...............................................38
      Redemptions in Kind.....................................................38


DIVIDENDS AND OTHER DISTRIBUTIONS.............................................38

ADDITIONAL TAX INFORMATION....................................................39
      Taxation of the Fund....................................................39
      Taxation of the Portfolio...............................................40


PORTFOLIO TRANSACTIONS........................................................43
      Portfolio Turnover......................................................46


REPORTS TO SHAREHOLDERS.......................................................46


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................46


CUSTODIAN AND TRANSFER AGENT..................................................49


INDEPENDENT ACCOUNTANTS.......................................................49


LEGAL COUNSEL.................................................................50


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................50


REGISTRATION STATEMENT........................................................50


FINANCIAL STATEMENTS..........................................................50


Appendix A...................................................................A-1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER........................A-1

                             INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust(R) ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by Neuberger Berman Management Incorporated(R) ("NB Management") are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            In addition, although the Portfolio does not have a policy limiting its investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.

            Any part of Neuberger Berman SOCIALLY RESPONSIVE Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in Neuberger Berman SOCIALLY RESPONSIVE Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Neuberger Berman SOCIALLY RESPONSIVE Trust shares, or shares of another fund which invests in the
Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments for Neuberger Berman SOCIALLY RESPONSIVE

Portfolio are selected with a concern for the social impact of each investment.

INVESTMENT INSIGHT

            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's principals, employees and their families have invested in the Neuberger Berman mutual funds.

            Securities for the Portfolio are selected through a two-phase process. The first is financial. The portfolio manager analyzes a universe of companies according to NB Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.

            The second part of the process is social screening. NB Management's social research is based on the same kind of philosophy that governs its financial approach: NB Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.

            Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with its Social Policy, and at least 65% of its total assets are invested in equity securities. The Portfolio expects that substantially all of its equity securities will be selected in accordance with the Social Policy. On occasion, the portfolio manager may consider deposits with community banks and credit unions for investment.

            The portfolio manager  understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such
indicators  as  management  commitment,   progress,   direction,   and  industry
leadership.

AN INTERVIEW WITH THE PORTFOLIO MANAGER

            Q: First things first. How do you begin your stock selection process?

            A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

            We look for bargains, just like the portfolio managers of the other portfolios managed by NB Management. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

            While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger Berman each year, and we're also frequently on the road visiting dozens of corporations. From the Fund's inception, we've met with representatives of every company we own.

            When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.

            Q: When you evaluate a company's balance sheet, what matters the most to you?

            A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

            When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly how a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

            Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?

            A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

            It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

            Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is also compatible with your group.

            Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal and paternal leave.

            We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?

            If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, and terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

            Q: Why have investors been attracted to the Fund?

            A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

DESCRIPTION OF SOCIAL POLICY

            BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

            In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

            Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

            AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

            LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

            The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

            THE SOCIALLY RESPONSIVE DATABASE

            Neuberger Berman, LLC ("Neuberger Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

            WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

            ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

            PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

            PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

            WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

            CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

            IMPLEMENTATION OF SOCIAL POLICY

            Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

            The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

            In applying the information in the database to stock selection for the Portfolio, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                                    * * * * *

            The Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.

            ILLIQUID SECURITIES.  Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the 1933 Act, as amended, and Rule 144A Securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Manager's Trusts, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

            POLICIES AND LIMITATIONS.  Repurchase  agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. The Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the Borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a Borrower who has delivered equivalent collateral. During the time securities are on loan, the Borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the Borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the Borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a Borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of Portfolio securities involve some risk of loss of rights in the collateral should the Borrower fail financially.

            POLICIES AND LIMITATIONS. The Portfolio may lend Portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by the Portfolio is not subject to the Social Policy.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the

Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities.

GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency. Investments in the securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

               Futures, Options on Futures, Options on Securities,
                    Forward Contracts, and Options on Foreign
                Currencies (collectively, "Hedging Instruments")

            FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or a loss.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily net asset value ("NAV"), the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Portfolio does not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by the Portfolio is not subject to the Social Policy.

            CALL OPTIONS ON  SECURITIES.  The  Portfolio  may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

            POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do).

            The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of securities it intends to purchase. The use of call options on securities by the Portfolio is not subject to the Social Policy.

            PUT OPTIONS ON SECURITIES. The Portfolio may write and purchase put options on securities. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            POLICIES AND LIMITATIONS. The Portfolio generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs). The use of put options on securities by the Portfolio is not subject to the Social Policy.

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The use of put and call options by the Portfolio is not subject to the Social Policy.

            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually  less than one year  from the date of the  contract)  at a fixed  price
("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolio  enters into forward  contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICY AND LIMITATIONS. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by the Portfolio is not subject to the Social Policy.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICY AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The use of options on currencies by the Portfolio is not subject to the Social Policy.

            REGULATORY LIMITATIONS ON USING HEDGING INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR HEDGING INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

            The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Hedging Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures.

            U.S.  Government  Securities are  obligations  of the U.S.  Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

            "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

            POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in debt securities. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. The Portfolio may invest in commercial paper only if it receives the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

            ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

            The discount on zero coupon securities ("original issue discount") must be taken into account ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to the Plan each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

            CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       P(1+T)n(SUPERSCRIPT) = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            The average annual total returns for the Fund for the one-year period ended August 31, 1998, and for the period from March 14, 1994 (commencement of operations) through August 31, 1998 were -5.49% and +14.82%, respectively. Had NB Management not reimbursed certain expenses, total return would have been lower.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1)  data  (that  may be  expressed  as  rankings  or  ratings)

     published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $3.2 billion, with an average of $514 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            The Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

            Evaluations of the Fund's performance, its total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include the Portfolio's portfolio diversification by asset type or by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information regarding the effects of investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.


                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.


                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

                              Positions Held
                              with the Trust
                                and Equity
Name, Age, and Address(1)     Managers Trust      Principal Occupation(s)(2)
------------------------      ---------------     --------------------------

Faith Colish (63)             Trustee of each     Attorney at Law, Faith Colish,
63 Wall Street                Trust               A Professional Corporation.
24th Floor
New York, NY  10005

Stanley Egener* (64)          Chairman of the     Principal of Neuberger Berman;
                              Board, Chief        President and Director of
                              Executive Officer,  NB Management; Chairman of the
                              and Trustee of      Board, Chief Executive Officer
                              each Trust          and Trustee of nine other
                                                  mutual funds for which NB
                                                  Management acts as investment
                                                  manager or administrator.

                              Positions Held
                              with the Trust
                                and Equity
Name, Age, and Address(1)     Managers Trust      Principal Occupation(s)(2)
------------------------      ---------------     --------------------------

Howard A. Mileaf (61)         Trustee of each     Vice President and Special
WHX Corporation               Trust               Counsel to WHX Corporation
110 East 59th Street                              (holding company) since 1992;
30th Floor                                        Director of Kevlin Corporation
New York, NY 10022                                (manufacturer of microwave and
                                                  other products).

Edward I. O'Brien* (70)       Trustee of each     Until 1993, President of the
12 Woods Lane                 Trust               Securities Industry
Scarsdale, NY  10583                              Association ("SIA")
                                                  (securities industry's
                                                  representative in government
                                                  relations and regulatory
                                                  matters at the federal and
                                                  state levels); until
                                                  November 1993, employee of
                                                  the SIA; Director of Legg
                                                  Mason, Inc.

John T. Patterson, Jr. (70)  Trustee of each      Retired. Formerly, President
7082 Siena Court             Trust                of SOBRO (South Bronx Overall
Boca Raton FL  33433                              Economic Development
                                                  Corporation).

John P. Rosenthal (66)       Trustee of each      Senior Vice President of
Burnham Securities Inc.      Trust                Burnham Securities Inc. (a
Burnham Asset Management                          registered broker-dealer)
Corp.                                             since 1991; Director, Cancer
1325 Avenue of the Americas                       Treatment Holdings, Inc.
17th Floor
New York, NY  10019

Cornelius T. Ryan (67)      Trustee of each       General Partner of Oxford
Oxford Bioscience Partners  Trust                 Partners and Oxford Bioscience
315 Post Road West                                Partners (venture capital
Westport, CT  06880                               partnerships) and President of
                                                  Oxford Venture Corporation;
                                                  Director of Capital Cash
                                                  Management Trust (money
                                                  market fund) and Prime Cash
                                                  Fund.

                              Positions Held
                              with the Trust
                                and Equity
Name, Age, and Address(1)     Managers Trust      Principal Occupation(s)(2)
------------------------      ---------------     --------------------------

Gustave H. Shubert (69)     Trustee of each       Senior Fellow/Corporate
13838 Sunset Boulevard      Trust                 Advisor and Advisory Trustee
Pacific Palisades, CA 90272                       of Rand (a non-profit public
                                                  interest research institution)
                                                  since 1989; Honorary Member of
                                                  the Board of Overseers of the
                                                  Institute for Civil Justice,
                                                  the Policy Advisory
                                                  Committee of the Clinical
                                                  Scholars Program at the
                                                  University of California,
                                                  the American Association for
                                                  the Advancement of Science,
                                                  the Counsel on Foreign
                                                  Relations, and the Institute
                                                  for Strategic Studies
                                                  (London); advisor to the
                                                  Program Evaluation and
                                                  Methodology Division of the
                                                  U.S. General Accounting
                                                  Office; formerly Senior Vice
                                                  President and Trustee of
                                                  Rand.

Lawrence Zicklin* (62)        President and       Principal of Neuberger Berman;
                              Trustee of each     Director of NB Management;
                              Trust               President and/or Trustee of
                                                  six other mutual funds for
                                                  which NB Management acts as
                                                  investment manager or
                                                  administrator.

Daniel J. Sullivan (59)       Vice President of   Senior Vice President of NB
                              each Trust          Management since 1992; Vice
                                                  President of nine other
                                                  mutual funds for which NB
                                                  Management acts as
                                                  investment manager or
                                                  administrator.

Michael J. Weiner (51)        Vice President      Senior Vice President of NB
                              and Principal       Management since 1992;
                              Financial Officer   Principal  of Neuberger Berman
                              of each Trust       since  1998;  Treasurer  of NB
                                                  Management from  1992 to 1996;
                                                  Vice President and Principal
                                                  Financial Officer of nine
                                                  other mutual funds for which
                                                  NB Management acts as
                                                  investment manager or
                                                  administrator.

Claudia A. Brandon (42)       Secretary of each   Vice President of NB
                              Trust               Management; Secretary of nine
                                                  other mutual funds for which
                                                  NB Management acts as
                                                  investment manager or
                                                  administrator.

                             Positions Held
                              with the Trust
                                and Equity
Name, Age, and Address(1)     Managers Trust      Principal Occupation(s)(2)
------------------------      ---------------     --------------------------

Richard Russell (52)          Treasurer and       Vice President of NB
                              Principal           Management since 1993;
                              Accounting Officer  Treasurer and Principal
                              of each Trust       Accounting Officer of nine
                                                  other mutual funds for which
                                                  NB Management acts as
                                                  investment manager or
                                                  administrator.

Stacy Cooper-Shugrue (35)     Assistant           Assistant Vice President of NB
                              Secretary of each   Management since 1993;
                              Trust               Assistant Secretary of nine
                                                  other mutual funds for which
                                                  NB Management acts as
                                                  investment manager or
                                                  administrator.

C. Carl Randolph (61)         Assistant           Principal of Neuberger Berman
                              Secretary of each   since 1992; Assistant
                              Trust               Secretary of nine other mutual
                                                  funds for which NB Management
                                                  acts as investment manager or
                                                  administrator.

Barbara DiGiorgio (40)        Assistant           Assistant Vice President of NB
                              Treasurer of each   Management since 1993;
                              Trust               Assistant Treasurer since
                                                  1996 of nine other mutual
                                                  funds for which NB
                                                  Management acts as
                                                  investment manager or
                                                  administrator.

Celeste Wischerth (36)        Assistant           Assistant Vice President of NB
                              Treasurer of each   Management since 1994;
                              Trust               Assistant Treasurer since
                                                  1996 of nine other mutual
                                                  funds for which NB
                                                  Management acts as
                                                  investment manager or
                                                  administrator.

___________________

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of NB Management and principals of Neuberger Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds(R) has any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/98

                                                  Total Compensation from
                                  Aggregate       Investment Companies in the
Name and Position with       Compensation from    Neuberger Berman FUND
       the Trust                  the Trust       COMPLEX PAID TO TRUSTEES
----------------------       -----------------    ---------------------------

Faith Colish                        $5,924                  $84,500
Trustee                                               (5 other investment
                                                          companies)
Stanley Egener                       $ 0                      $ 0
Chairman of the Board, Chief                          (9 other investment
Executive Officer, and                                    companies)
Trustee
Howard A. Mileaf                    $5,980                  $52,000
Trustee                                               (4 other investment
                                                          companies)
Edward I. O'Brien                   $6,400                  $51,750
Trustee                                               (3 other investment
                                                          companies)

                                                  Total Compensation from
                                  Aggregate       Investment Companies in the
Name and Position with       Compensation from    Neuberger Berman FUND
       the Trust                  the Trust       COMPLEX PAID TO TRUSTEES
----------------------       -----------------    ---------------------------

John T. Patterson, Jr.              $6,456                  $55,750
Trustee                                               (4 other investment
                                                          companies)
John P. Rosenthal                   $5,528                  $47,750
Trustee                                               (4 other investment
                                                          companies)
Cornelius T. Ryan                   $6,037                  $48,750
Trustee                                               (3 other investment
                                                          companies)
Gustave H. Shubert                  $5,980                  $48,250
Trustee                                               (3 other investment
                                                          companies)
Lawrence Zicklin                      $0                      $0
President and Trustee                                 (5 other investment
                                                          companies)


            At November 12, 1998, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the investment manager to the Portfolio pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of August 2, 1993 ("Management Agreement").

            The Management Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

            The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets.

The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

            NB Management provides facilities, services, and personnel, as well as accounting, recordkeeping, and other services to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996 ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

MANAGEMENT AND ADMINISTRATION FEES

            For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

            NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management a fee at the annual rate of 0.05% of the Fund's average daily net assets. With the Fund's consent NB Management may subcontract some of its responsibilities to the Fund under the administration agreement.

            During the fiscal years ended August 31, 1998, 1997 and 1996, the Fund accrued management and administration as follows:

                       Management and Administration Fees
                            Accrued for Fiscal Years
                                 Ended August 31
                    1998                1997                 1996
                    ----                ----                 ----

              $1,293,266            $930,548             $660,441


            NB Management has voluntarily undertaken to reimburse the Fund for its total operating expenses which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. This undertaking can be terminated by NB Management by giving the Fund at least 60 days' prior written notice.

                       Amount of Total Operating Expenses
                           Reimbursed by NB Management
                        for Fiscal Years Ended August 31

                    1998                1997                 1996
                    ----                ----                 ----
                $212,528            $206,224             $224,030

            The Management Agreement continues until August 2, 1999 and is renewable thereafter from year to year, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio
Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 1999. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement").

            The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreement continues until August 2, 1999 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of September 30, 1998,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $18.5 billion. NB Management currently serves as investment manager of the following investment companies:

                                                            Approximate Net
                                                               Assets at
                                                             September 30,
               Name                                              1998
               ----                                            ---------

Neuberger Berman Cash Reserves Portfolio                      $961,277,115
      (investment portfolio for
      Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio                   $356,413,873
      (investment portfolio for
      Neuberger Berman Government
      Money Fund)

Neuberger Berman High Yield Bond Portfolio                    $ 22,692,273
      (investment portfolio for
      Neuberger Berman High Yield Bond
      Fund )

Neuberger Berman Limited Maturity Bond Portfolio              $357,429,917
      (investment portfolio for
      Neuberger Berman Limited
      Maturity Bond Fund and Neuberger
      Berman Limited Maturity Bond
      Trust)

Neuberger Berman Municipal Securities Portfolio               $ 38,147,017
      (investment portfolio for
      Neuberger Berman Municipal
      Securities Trust)

Neuberger Berman Municipal Money Portfolio                    $215,897,411
      (investment portfolio for
      Neuberger Berman Municipal Money
      Fund)

Neuberger Berman Focus Portfolio                              $1,296,356,136
       (investment portfolio for
       Neuberger Berman Focus Fund,
       Neuberger Berman Focus Trust,
       and Neuberger Berman Focus
       Assets)

Neuberger Berman Genesis Portfolio                            $1,931,169,593
      (investment portfolio for
      Neuberger Berman Genesis Fund,
      Neuberger Berman Genesis Trust
      and Neuberger Berman Genesis
      Assets)

                                                            Approximate Net
                                                               Assets at
                                                             September 30,
               Name                                              1998
               ----                                            ---------

Neuberger Berman Guardian Portfolio                           $5,672,663,013
      (investment portfolio for
      Neuberger Berman Guardian Fund,
      Neuberger Berman Guardian Trust
      and Neuberger Berman Guardian
      Assets)

Neuberger Berman International Portfolio                      $114,793,906
      (investment portfolio for
      Neuberger Berman International
      Fund and Neuberger Berman
      International Trust)

Neuberger Berman Manhattan Portfolio                          $555,345,009
      (investment portfolio for
      Neuberger Berman Manhattan Fund,
      Neuberger Berman Manhattan Trust
      and Neuberger Berman Manhattan
      Assets)

Neuberger Berman Millennium Portfolio                         In registration
      (investment portfolio for                               as of 9/30/98
      Neuberger Berman Millennium Fund
      and Neuberger Berman Millennium
      Trust)

Neuberger Berman Partners Portfolio                           $3,712,575,595
      (investment portfolio for
      Neuberger Berman Partners Fund,
      Neuberger Berman Partners Trust
      and Neuberger Berman Partners
      Assets)

Neuberger Berman Socially Responsive Portfolio                $300,343,681
      (investment portfolio for
      Neuberger Berman Socially
      Responsive Fund, Neuberger
      Berman Socially Responsive Trust
      and Neuberger Berman NYCDC
      Socially Responsive Trust)

Advisers Managers Trust                                       $2,504,652,561
      (seven series)

            The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolio, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT

The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Catherine Waterworth, Vice President; Allan R. White III, Vice President; Andrea Trachtenberg, Vice President of
Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, D'Alelio, Egener, Gendelman, Giuliano,

Kassen, Lainoff, Risen, Simons, Sundman, Weiner, White and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

            Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan, and Weiner, and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger Berman, also is an officer of each Trust.

            All of the outstanding voting stock in NB Management is owned by persons who are also principals of Neuberger Berman.


                            DISTRIBUTION ARRANGEMENTS

            NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to the Plan. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to the Plan without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1999. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

            The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting total liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Equity Managers Trust believe accurately reflects fair value.

            If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the corresponding Managers Trust believe accurately reflects fair value.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, the Plan may withdraw its offers of redemption, or it will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the Plan in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, the Plan generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to the Plan substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Plan elects to receive them in cash ("cash election"). A cash election remains in effect until the Plan notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            To continue to qualify for treatment as a RIC under the Code, the Fund must distribute to the Plan for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            Certain funds that invest in portfolios managed by NB Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            Certain portfolios managed by NB Management, including the other portfolios of Managers Trust, have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to the Plan. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to the Plan.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund ("QEF")," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts, and listed options thereon subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

            If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

            The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.


                             PORTFOLIO TRANSACTIONS

            Neuberger Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities.

            During the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $208,834, of which $124,879 was paid to Neuberger Berman. During the fiscal year ended August 31, 1997, the Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1998, the Portfolio paid brokerage commissions of $401,601, of which $296,353 was paid to Neuberger Berman. Transactions in which the Portfolio used Neuberger Berman as broker comprised 76.50% of the aggregate dollar amount of transactions involving the payment of commissions, and 73.79% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1998. 98.95% of the $105,248 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $59,563,090) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1998, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act):
State Street Bank and Trust Company; at that date, the Portfolio held none of the securities of its regular brokers or dealers.

            Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to other Neuberger Berman Portfolios, Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger

Berman, Neuberger Berman must reimburse the Portfolio for such loss.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio. The following information reflects interest income earned by the Portfolio from the cash collateralization of securities loans during the fiscal years ended 1998, 1997, and 1996. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                        Interest Income from
                                        Collateralization of    Amount Paid to
Name of Portfolio     Fiscal Year End   Securities Loans       Neuberger Berman
-----------------     ---------------   --------------------   ----------------

Neuberger Berman          8/31/98              $ 20,023            $ 10,803
 Socially Responsive      8/31/97              $ 80,484            $ 51,639
 Portfolio                8/31/96              $ 0                 $ 0


--------------------------------------------------------------------------------


            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act,  commissions  paid by the Portfolio to Neuberger
Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The Portfolio  expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by those brokers.

            A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of the Portfolio and/or Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            Janet W. Prindle, a Vice President of NB Management and a principal of Neuberger Berman is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice President of NB Management, will assume responsibility for the Portfolio.

PORTFOLIO TURNOVER

            The Portfolio's portfolio turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND

            The Fund is a separate ongoing series of Equity Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. Equity Trust has eight separate series. The Fund invests all of net investable assets in the Portfolio, in each case receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of the series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Trust" and the term "Neuberger Berman" in the Fund's name was "Neuberger & Berman".

            DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

            OTHER. Because Fund shares can be bought, owned and sold only through an account with the Plan, a client of the Plan may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Plan or if the Plan no longer has a contract with NB Management to perform services.

THE PORTFOLIO

            The Portfolio is a separate operating series of Equity Managers Trust, a New York common law trust organized as of December 1, 1992. The Manager Trust is registered under the 1940 Act as a diversified, open-end management investment company. Equity Managers Trust has seven separate Portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

            FUND INVESTMENTS IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Funds that are series of Neuberger Berman Equity Funds(R) ("Equity Funds") and the other mutual funds that are series of other trusts invest all of their respective net assets in corresponding Portfolios of Equity Managers Trust. The shares of each series of Equity Funds are available for purchase by members of the general public. The Trusts do not sell their shares directly to members of the general public.

            The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of Equity Funds) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding the Funds that invest in the Portfolio is available from NB Management by calling 800-877-9700.

            The trustees of the Trust believe that investment in the Portfolio by a series of Equity Funds or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            The Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the respective Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the respective Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the respective Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


                          CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for their securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions to the Plan. All correspondence should be mailed to the Plan, 40 Rector Street, 3rd Floor, New York, NY 10006. In addition, State Street serves as transfer agent for the Portfolio.


                             INDEPENDENT ACCOUNTANTS

            The Fund and Portfolio have selected PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.

                                  LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            As of November 17, 1998, the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities, 40 Rector Street, 3rd Floor, New York, New York 10006, owned 99.99% of the outstanding shares of the Fund. As of December 4, 1998, the Fund held 65.575% of the interests in the Portfolio.


                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1998:

            The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1998, and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of the Fund and the Portfolio.

                                 Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

             MOODY'S CORPORATE BOND RATINGS:

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are considered to be as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

            S&P commercial paper ratings:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

            Moody's commercial paper ratings:

            Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            -     Leading market positions in well-established industries.
            -     High rates of return on funds employed.
            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 18 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.    FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements.

      The audited financial statements contained in the Annual Reports to Shareholders of the Registrant for the fiscal year ended on August 31, 1998 for Neuberger & Berman Equity Trust (with respect to Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman International Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust, and Neuberger & Berman NYCDC Socially Responsive Trust); Equity Managers Trust (with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Genesis Portfolio, Neuberger & Berman Guardian Portfolio, Neuberger & Berman Manhattan Portfolio, Neuberger & Berman Partners Portfolio, and Neuberger & Berman NYCDC Socially Responsive Portfolio); and Global Managers Trust (with respect to Neuberger & Berman International Portfolio) and the reports of the independent auditors/accountants are incorporated into the Statement of Additional Information by reference.

      Included in Part A of this Post-Effective Amendment: Financial Highlights for Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman International Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust, and Neuberger & Berman NYCDC Socially Responsive Trust.


(b)   Exhibits:

            EXHIBIT
            NUMBER                      DESCRIPTION
            ------                      -----------


            (a)         (1)   Certificate of Trust.  Incorporated by
                              Reference to Post-Effective No. 8 to
                              Registrant's  Registration  Statement,  File  Nos.
                              33-64368  and   811-7784,   EDGAR   Accession  No.
                              0000898432-95-000427.

                        (2)   Restated Certificate of Trust.  Filed Herewith.

                        (3)   Trust Instrument of Neuberger Berman Equity
                              Trust. Incorporated by Reference to
                              Post-Effective No. 8 to Registrant's
                              Registration  Statement,  File Nos.  33-64368  and
                              811-7784,        EDGAR        Accession        No.
                              0000898432-95-000427.

                        (4) Schedule A - Current Series of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.0000898432-98-000681.

            (b) By-laws of Neuberger Berman Equity Trust. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784,
                        EDGAR   Accession  No. 0000898432-95-000427.

            (c)         (1) Trust  Instrument  of Neuberger  Berman Equity
                            Trust, Articles IV, V, and VI. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

                        (2) By-laws of Neuberger Berman Equity Trust,
                            Articles V, VI, and VIII.  Incorporated by
                            Reference to Post-Effective No. 8 to
                            Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

            (d)         (1)   (i)   Management Agreement Between Equity
                                    Managers Trust and Neuberger Berman
                                    Management Incorporated.  Incorporated by
                                    Reference to Post-Effective Amendment
                                    No. 70 to Registration Statement of
                                    Neuberger Berman Equity Funds, File
                                    Nos. 2-11357 and 811-582, EDGAR Accession
                                    No. 0000898432-000314.

                              (ii)  Schedule A - Series of Equity Managers
                                    Trust Currently Subject to the Management
                                    Agreement.  Incorporated by Reference to
                                    Post-Effective Amendment No. 16 to
                                    Registrant's Registration Statement, File
                                    Nos. 33-64368 and 811-7784, EDGAR
                                    Accession No. 0000898432-98-000681.

                              (iii) Schedule B - Schedule of Compensation  Under
                                    the Management  Agreement.  Incorporated  by
                                    Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-98-000681.

                        (2)   (i)   Sub-Advisory Agreement Between Neuberger
                                    Berman Management Incorporated and
                                    Neuberger Berman, LLC with Respect to
                                    Equity Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    70 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-000314.

                              (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                                    0000898432-98-000681.

            EXHIBIT
            NUMBER                      DESCRIPTION
            ------                      -----------

                              (iii) Substitution   Agreement   Among   Neuberger
                                    Berman   Management   Incorporated,   Equity
                                    Managers Trust,  Neuberger Berman, L.P., and
                                    Neuberger  Berman,   LLC.   Incorporated  by
                                    Reference to Amendment No. 7 to Registration
                                    Statement of Equity Managers Trust, File No.
                                    811-7910,      EDGAR      Accession      No.
                                    0000898432-96-000557.

                        (3)   (i)   Management Agreement Between Global
                                    Managers Trust and Neuberger Berman
                                    Management Incorporated. Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                              (ii)  Schedule A - Series of Global Managers
                                    Trust Currently Subject to the Management
                                    Agreement.  Incorporated by Reference to
                                    Post-Effective Amendment No. 74 to
                                    Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                              (iii) Schedule B - Schedule of Compensation  Under
                                    the Management  Agreement.  Incorporated  by
                                    Reference to Post-Effective Amendment No. 74
                                    to   Registration   Statement  of  Neuberger
                                    Berman Equity Funds,  File Nos.  2-11357 and
                                    811-582,       EDGAR      Accession      No.
                                    0000898432-95-000426.

                        (4)   (i)   Sub-Advisory Agreement Between Neuberger
                                    Berman Management Incorporated and
                                    Neuberger Berman, LLC with Respect to
                                    Global Managers Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-95-000426.

                              (ii)  Schedule A - Series of Global Managers
                                    Trust Currently Subject to the
                                    Sub-Advisory Agreement.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    74 to Registration Statement of Neuberger
                                    Berman Equity Funds, File Nos. 2-11357
                                    and 811-582, EDGAR Accession No.
                                    0000898432-000426.

                              (iii) Substitution   Agreement   among   Neuberger
                                    Berman   Management   Incorporated,   Global
                                    Managers Trust,  Neuberger Berman,  L.P. and
                                    Neuberger  Berman,   LLC.   Incorporated  by
                                    Reference  to  the   substantially   similar
                                    agreement  filed in  Amendment  No. 7 to the
                                    Registration  Statement  of Equity  Managers
                                    Trust,  File No.  811-7910,  EDGAR Accession
                                    No.   0000898432-96-000557   (the  documents
                                    differ only with respect to the date of and the master fund party to the subadvisory agreement under which substitution is sought and the name of the executing master fund).

            (e)         (1)  Distribution  Agreement  Between  Neuberger  Berman
                             Equity Trust and Neuberger Berman Management Incorporated. Incorporated by Reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000519.

                        (2) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-98-000681.

            (f)         Bonus,  Profit Sharing or Pension Plans.  None.

            (g)         (1)  Custodian  Contract   Between    Neuberger   Berman
                             Equity  Trust  and  State  Street  Bank  and  Trust
                             Company.     Incorporated     by    Reference    to
                             Post-Effective  No. 8 to Registrant's  Registration
                             Statement,  File Nos. 33-64368 and 811-7784,  EDGAR
                             Accession No. 0000898432-95-000427.

                        (2)  Schedule of Compensation   under   the   Custodian
                             Contract.   Incorporated   by    Reference   to
                             Post-Effective No. 10 to Registrant's  Registration
                             Statement,   File  Nos. 33-64368   and    811-7784,
                             EDGAR   Accession   No. 0000898432-96-000532.

                        (3) Agreement Between Neuberger Berman Equity Trust and State Street Bank and Trust Company Adding Neuberger Berman International Trust as a Portfolio Governed by the Custodian Contract. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000398.

            EXHIBIT
            NUMBER                      DESCRIPTION
            ------                      -----------

            (h) (1) (i)       Transfer Agency  and  Service   Agreement  Between
                              Neuberger Berman Equity Trust and State Street
                              Bank and Trust Company. Incorporated by Reference
                              to   Post-Effective     No. 8    to   Registrant's
                              Registration Statement,  File Nos. 33-64368 and
                              811-7784, EDGAR Accession No.
                              0000898432-95-000427.

                    (ii) Agreement Between Neuberger Berman Equity Trust and State Street Bank and Trust Company Adding Neuberger Berman NYCDC Socially Responsive Trust as a Portfolio Governed by the Transfer Agency Agreement. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-95-000427.

                    (iii) Agreement Between Neuberger Berman Equity Trust and State Street Bank and Trust Company Adding Neuberger Berman International Trust as a Portfolio Governed by the Transfer Agency and Service Agreement. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-97-000398.

                    (iv) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

                    (v) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-96-000-532.

                    (vi) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Trust and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000398.

              (2)   (i)       Administration Agreement Between Neuberger Berman
                              Equity  Trust and  Neuberger   Berman   Management
                              Incorporated.   Incorporated   by   Reference   to
                              Post-Effective  Amendment  No. 13 to  Registrant's
                              Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No.
                              0000898432-97-000519.

            EXHIBIT
            NUMBER                      DESCRIPTION
            ------                      -----------

                    (ii) Schedule A - Series of Neuberger Berman Equity Trust Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-98-000681.

                    (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-95-000427.

            (i)  (a)         Opinion  and  Consent  of  Kirkpatrick  & Lockhart
                             LLP on Securities Matters with Respect to Neuberger
                             Berman Equity Trust.  Incorporated  by Reference to
                             Post-Effective  Amendment  No.  13 to  Registrant's
                             Registration  Statement,  File  Nos.  33-64368  and
                             811-7784, EDGAR Accession No. 0000898432-97-000519.

                 (b)         Opinion and Consent of  Kirkpatrick  & Lockhart
                             LLP on Securities Matters with Respect to Neuberger Berman NYCDC Socially Responsive Trust. Incorporated by Reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000519.

                 (c) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Millennium Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-98-000681.

            (j)              Consent  of   Independent   Auditors.   Filed
                             Herewith.

            (k)              Financial Statements Omitted from Prospectus. None.

            (l)              Letter of Investment Intent.  None.

            (m)              Plan Pursuant to Rule 12b-1.  None.

            (n)              Financial Data Schedule.  Filed Herewith.

            (o)              Plan Pursuant to Rule 18f-3. None.


ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

             No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder structure and technically may be considered to control the master fund in which it invests, Equity Managers Trust.)


ITEM 25.     INDEMNIFICATION.

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreements between Neuberger and Berman Management Incorporated ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or their interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Managers Trusts.

      Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreements, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

      Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Claudia A. Brandon                  Secretary, Neuberger Berman Advisers
Vice President, NB                  Management Trust; Secretary, Advisers
Management                          Managers Trust; Secretary, Neuberger Berman
                                    Income   Funds;   Secretary,   Neuberger
                                    Berman    Income    Trust;    Secretary,
                                    Neuberger     Berman    Equity    Funds;
                                    Secretary,   Neuberger   Berman   Equity
                                    Trust; Secretary, Income Managers Trust;
                                    Secretary,    Equity   Managers   Trust;
                                    Secretary,    Global   Managers   Trust;
                                    Secretary,   Neuberger   Berman   Equity
                                    Assets;   Secretary,   Neuberger  Berman
                                    Equity Series.

Valerie Chang,
Assistant Vice President, NB        Senior Securities Analyst, TIAA/CREF.1
Management

Brooke A. Cobb
Vice President, NB                  Chief Investment Officer, Bainco
Management                          International Investors.2  Senior Vice
                                    President and Senior Portfolio Manager,
                                    Putnam Investments.

Stacy Cooper-Shugrue                Assistant Secretary, Neuberger Berman
Assistant Vice President,           Advisers Management Trust; Assistant
NB Management                       Secretary, Advisers Managers Trust;
                                    Assistant  Secretary,  Neuberger  Berman
                                    Income   Funds;   Assistant   Secretary,
                                    Neuberger Berman Income Trust; Assistant
                                    Secretary,   Neuberger   Berman   Equity
                                    Funds;  Assistant  Secretary,  Neuberger
                                    Berman    Equity    Trust;     Assistant
                                    Secretary,    Income   Managers   Trust;
                                    Assistant  Secretary,   Equity  Managers
                                    Trust;   Assistant   Secretary,   Global
                                    Managers  Trust;   Assistant  Secretary,
                                    Neuberger    Berman    Equity    Assets;
                                    Assistant  Secretary,  Neuberger  Berman
                                    Equity Series.

Robert W. D'Alelio                  Senior Portfolio Manager, Putnam
Vice President, NB Management;      Investments.3
Principal, Neuberger Berman

--------

1 Until 1996.
2 Until 1997.
3 Until 1996.

Barbara DiGiorgio,                  Assistant Treasurer, Neuberger Berman
Assistant Vice President,           Advisers Management Trust; Assistant
NB Management                       Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,  Neuberger  Berman
                                    Income   Funds;   Assistant   Treasurer,
                                    Neuberger Berman Income Trust; Assistant
                                    Treasurer,   Neuberger   Berman   Equity
                                    Funds;  Assistant  Treasurer,  Neuberger
                                    Berman    Equity    Trust;     Assistant
                                    Treasurer,    Income   Managers   Trust;
                                    Assistant  Treasurer,   Equity  Managers
                                    Trust;   Assistant   Treasurer,   Global
                                    Managers  Trust;   Assistant  Treasurer,
                                    Neuberger    Berman    Equity    Assets;
                                    Assistant  Treasurer,  Neuberger  Berman
                                    Equity Series.

Stanley Egener                      Chairman of the Board and Trustee, Neuberger
President and Director,             Berman Advisers Management Trust; Chairman
NB Management; Principal, Neube     of the Board and Trustee, Advisers Managers
Berman                              Trust; Chairman of the Board and Trustee,
                                    Neuberger Berman Income Funds;  Chairman
                                    of  the  Board  and  Trustee,  Neuberger
                                    Berman  Income  Trust;  Chairman  of the
                                    Board  and  Trustee,   Neuberger  Berman
                                    Equity Funds;  Chairman of the Board and
                                    Trustee,  Neuberger Berman Equity Trust;
                                    Chairman  of  the  Board  and   Trustee,
                                    Income Managers  Trust;  Chairman of the
                                    Board  and  Trustee,   Equity   Managers
                                    Trust;   Chairman   of  the   Board  and
                                    Trustee, Global Managers Trust; Chairman
                                    of  the  Board  and  Trustee,  Neuberger
                                    Berman  Equity  Assets;  Chairman of the
                                    Board  and  Trustee,   Neuberger  Berman
                                    Equity Series.

Theodore P. Giuliano                President and Trustee, Neuberger Berman
Vice President and                  Income Funds; President and Trustee,
Director, NB Management;            Neuberger Berman Income Trust; President and
Principal, Neuberger Berman         Trustee, Income Managers Trust.

Michael F. Malouf                   Portfolio Manager, Dresdner RCM Global
Vice President, NB Management       Investors.4

S. Basu Mullick                     Portfolio Manager, Ark Asset Management.5
Vice President, NB Management

C. Carl Randolph                    Assistant Secretary, Neuberger Berman
Principal, Neuberger Berman         Advisers Management Trust; Assistant
                                    Secretary,   Advisers   Managers  Trust;
                                    Assistant  Secretary,  Neuberger  Berman
                                    Income   Funds;   Assistant   Secretary,
                                    Neuberger Berman Income Trust; Assistant
                                    Secretary,   Neuberger   Berman   Equity
                                    Funds;  Assistant  Secretary,  Neuberger
                                    Berman    Equity    Trust;     Assistant
                                    Secretary,    Income   Managers   Trust;
                                    Assistant  Secretary,   Equity  Managers
                                    Trust;   Assistant   Secretary,   Global
                                    Managers  Trust;   Assistant  Secretary,
                                    Neuberger    Berman    Equity    Assets;
                                    Assistant  Secretary,  Neuberger  Berman
                                    Equity Series.


--------
4 Until 1998.
5 Until 1998.

Richard Russell                     Treasurer, Neuberger Berman Advisers
Vice President,                     Management Trust; Treasurer, Advisers
NB Management                       Managers Trust; Treasurer, Neuberger Berman
                                    Income   Funds;   Treasurer,   Neuberger
                                    Berman    Income    Trust;    Treasurer,
                                    Neuberger     Berman    Equity    Funds;
                                    Treasurer,   Neuberger   Berman   Equity
                                    Trust; Treasurer, Income Managers Trust;
                                    Treasurer,    Equity   Managers   Trust;
                                    Treasurer,    Global   Managers   Trust;
                                    Treasurer,   Neuberger   Berman   Equity
                                    Assets;   Treasurer,   Neuberger  Berman
                                    Equity Series.

Ingrid Saukaitis                    Project Director, Council on Economic
Assistant Vice President,           Priorities.6
NB Management

Jennifer K. Silver                  Portfolio Manager and Director, Putnam
Vice President, NB                  Investments.7
Management; Principal,
Neuberger Berman

Daniel J. Sullivan                  Vice President, Neuberger Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
NB Management                       Managers    Trust;    Vice    President,
                                    Neuberger  Berman  Income  Funds;   Vice
                                    President,   Neuberger   Berman   Income
                                    Trust; Vice President,  Neuberger Berman
                                    Equity Funds; Vice President,  Neuberger
                                    Berman  Equity  Trust;  Vice  President,
                                    Income Managers  Trust;  Vice President,
                                    Equity Managers  Trust;  Vice President,
                                    Global Managers  Trust;  Vice President,
                                    Neuberger  Berman  Equity  Assets;  Vice
                                    President,   Neuberger   Berman   Equity
                                    Series.

Catherine Waterworth,               Managing Director, TCW Group Inc.8
Vice President,
NB Management

Michael J. Weiner                   Vice President, Neuberger Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
NB Management; Principal            Managers Trust; Vice President, Neuberger
Neuberger Berman                    Berman  Income  Funds;  Vice  President,
                                    Neuberger  Berman  Income  Trust;   Vice
                                    President,   Neuberger   Berman   Equity
                                    Funds; Vice President,  Neuberger Berman
                                    Equity  Trust;  Vice  President,  Income
                                    Managers Trust;  Vice President,  Equity
                                    Managers Trust;  Vice President,  Global
                                    Managers    Trust;    Vice    President,
                                    Neuberger  Berman  Equity  Assets;  Vice
                                    President,   Neuberger   Berman   Equity
                                    Series.

Allan R. White                      Portfolio Manager,Salomon Asset Management.8
Vice President, NB Management;
Principal, Neuberger Berman



--------
6 Until 1997.
7 Until 1997.
8 Until 1998.

Celeste Wischerth,                  Assistant Treasurer, Neuberger Berman
Assistant Vice President,           Advisers Management Trust; Assistant
NB Management                       Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,  Neuberger  Berman
                                    Income   Funds;   Assistant   Treasurer,
                                    Neuberger Berman Income Trust; Assistant
                                    Treasurer,   Neuberger   Berman   Equity
                                    Funds;  Assistant  Treasurer,  Neuberger
                                    Berman    Equity    Trust;     Assistant
                                    Treasurer,    Income   Managers   Trust;
                                    Assistant  Treasurer,   Equity  Managers
                                    Trust;   Assistant   Treasurer,   Global
                                    Managers  Trust;   Assistant  Treasurer,
                                    Neuberger    Berman    Equity    Assets;
                                    Assistant  Treasurer,  Neuberger  Berman
                                    Equity Series.

Lawrence Zicklin                    President and Trustee, Neuberger Berman
Director, NB Management;            Advisers Management Trust; President and
Principal, Neuberger Berman         Trustee, Advisers Managers Trust; President
                                    and  Trustee,  Neuberger  Berman  Equity
                                    Funds; President and Trustee,  Neuberger
                                    Berman  Equity   Trust;   President  and
                                    Trustee,    Equity    Managers    Trust;
                                    President,    Global   Managers   Trust;
                                    President and Trustee,  Neuberger Berman
                                    Equity  Assets;  President  and Trustee,
                                    Neuberger Berman Equity Series.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


ITEM 27.  PRINCIPAL UNDERWRITERS.

          (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger Berman Advisers Management Trust
               Neuberger Berman Equity Funds
               Neuberger Berman Equity Assets
               Neuberger Berman Equity Series
               Neuberger Berman Income Funds
               Neuberger Berman Income Trust

          NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------
Ramesh Babu                Assistant Vice President     None

Claudia A. Brandon         Vice President               Secretary

Patrick T. Byrne           Vice President               None

Richard A. Cantor          Chairman of the Board        None
                           and Director

Valerie Chang              Assistant Vice President     None

Brooke A. Cobb             Vice President               None

Robert Conti               Treasurer                    None

Stacy Cooper-Shugrue       Assistant Vice President     Assistant Secretary

Robert W. D'Alelio         Vice President               None

Clara Del Villar           Vice President               None

Barbara DiGiorgio          Assistant Vice President     Assistant Treasurer

Stanley Egener             President and Director       Chairman of the
                                                        Board, Chief
                                                        Executive Officer,
                                                        and Trustee

Brian Gaffney              Vice President               None

Joseph G. Galli            Assistant Vice President     None

Robert I. Gendelman        Vice President               None

Theodore P. Giuliano       Vice President and Director  None

Michael J. Hanratty        Assistant Vice President     None

Michael M. Kassen          Vice President and Director  None

Robert L. Ladd             Assistant Vice President     None

Irwin Lainoff              Director                     None

Josephine Mahaney          Vice President               None

Michael F. Malouf          Vice President               None

Carmen G. Martinez         Assistant Vice President     None

Ellen Metzger              Vice President and Secretary None

Paul Metzger               Vice President               None

S. Basu Mullick            Vice President               None

Loraine Olavarria          Assistant Secretary          None

Janet W. Prindle           Vice President               None

Joseph S. Quirk            Assistant Vice President     None

Kevin L. Risen             Vice President               None

                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------

Richard Russell            Vice President               Treasurer and
                                                        Principal Accounting
                                                        Officer

Ingrid Saukaitis           Assistant Vice President     None

Jennifer K. Silver         Vice President               None

Kent C. Simons             Vice President               None

Frederick B. Soule         Vice President               None

Daniel J. Sullivan         Senior Vice President        Vice President

Peter E. Sundman           Senior Vice President        None

Andrea Trachtenberg        Vice President of Marketing  None

Judith M. Vale             Vice President               None

Josephine Velez            Assistant Vice President     None

Susan Walsh                Vice President               None

Catherine Waterworth       Vice President               None

Michael J. Weiner          Senior Vice President        Vice President and
                                                        Principal Financial
                                                        Officer

Allan R. White, III        Vice President               None

Celeste Wischerth          Assistant Vice President     Assistant Treasurer

Lawrence Zicklin           Director                     Trustee and President

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

ITEM 29.    MANAGEMENT SERVICES

            Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.    UNDERTAKINGS

            None.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 18 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 2nd day of December, 1998.

                        NEUBERGER & BERMAN EQUITY TRUST


                          By: /s/ Lawrence Zicklin
                              ------------------------
                              Lawrence Zicklin
                              President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title                           Date
---------                   -----                           ----


/s/ Faith Colish            Trustee                       December 2, 1998
----------------------
Faith Colish


/s/ Stanley Egener          Chairman of the Board         December 2, 1998
----------------------       and Trustee (Chief
Stanley Egener               Executive Officer)

/s/ Howard Mileaf           Trustee                       December 2, 1998
----------------------
Howard A. Mileaf


/s/ Edward I. O'Brien       Trustee                       December 2, 1998
---------------------
Edward I. O'Brien


                      (signatures continued on next page)

Signature                   Title                         Date
---------                   -----                         ----


/s/ John T. Patterson, Jr.  Trustee                       December 2, 1998
--------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal       Trustee                       December 2, 1998
--------------------------
John P. Rosenthal


/s/ Cornelius T. Ryan       Trustee                       December 2, 1998
--------------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert      Trustee                       December 2, 1998
--------------------------
Gustave H. Shubert


/s/ Lawrence Zicklin        President and Trustee         December 2, 1998
--------------------------
Lawrence Zicklin


/s/ Michael J. Weiner       Vice President                December 2, 1998
--------------------------  (Principal
Michael J. Weiner           Financial Officer)



/s/ Richard Russell         Treasurer (Principal          December 2, 1998
-------------------           Accounting Officer)
Richard Russell

                                   SIGNATURES
                                  ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 18 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 2nd day of December, 1998.

                  GLOBAL MANAGERS TRUST


                  By: /s/ Stanley Egener
                      -------------------------------------
                      Stanley Egener, Chairman of the Board
                        (Chief Executive Officer)

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 18 has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURE                        TITLE                        DATE
     ---------                        -----                        ----

/s/ Stanley Egener               Chairman of the Board        December 2, 1998
----------------------             and Trustee (Chief
Stanley Egener                     Executive Officer)

/s/ Howard A. Mileaf             Trustee                      December 2, 1998
----------------------
Howard A. Mileaf

/s/ John T. Patterson, Jr.       Trustee                      December 2, 1998
--------------------------
John T. Patterson, Jr.

/s/ John P. Rosenthal            Trustee                      December 2, 1998
------------------------
John P. Rosenthal

/s/ Michael J. Weiner            Vice President(Principal     December 2, 1998
------------------------           Financial Officer)
Michael J. Weiner

/s/ Richard Russell              Treasurer (Principal         December 2, 1998
------------------------           Accounting Officer)
Richard Russell

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 18 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 2nd day of October, 1998.

                             EQUITY MANAGERS TRUST


                          By:/s/ Lawrence Zicklin
                             -----------------------
                              Lawrence Zicklin
                              President

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 18 as been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                               Date
---------                     -----                               ----

/s/ Faith Colish               Trustee                       December 2, 1998
-----------------------
Faith Colish


/s/ Stanley Egener             Chairman of the Board         December 2, 1998
-----------------------         and Trustee (Chief
Stanley Egener                  Executive Officer)


/s/ Howard A. Mileaf           Trustee                       December 2, 1998
-----------------------
Howard A. Mileaf


/s/ Edward I. O'Brien          Trustee                       December 2, 1998
-----------------------
Edward I. O'Brien


                      (signatures continued on next page)

Signature                     Title                               Date
---------                     -----                               ----


/s/ John T. Patterson, Jr.     Trustee                       December 2, 1998
-------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal          Trustee                       December 2, 1998
-------------------------
John P. Rosenthal


/s/ Cornelius T. Ryan          Trustee                       December 2, 1998
---------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert         Trustee                       December 2, 1998
-------------------------
Gustave H. Shubert


/s/ Lawrence Zicklin           President and Trustee         December 2, 1998
-------------------------
Lawrence Zicklin


/s/ Michael J. Weiner          Vice President                December 2, 1998
-------------------------        (Principal Financial
Michael J. Weiner                Officer)



/s/ Richard Russell            Treasurer (Principal          December 2, 1998
-------------------------        Accounting Officer)
Richard Russell

                          NEUBERGER BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 18 ON FORM N-1A

                                INDEX TO EXHIBITS


                                                                  SEQUENTIALLY
EXHIBIT                                                             NUMBERED
NUMBER                            DESCRIPTION                        PAGE
------                            -----------                     -------------


(a)        (1)   Certificate of Trust.  Incorporated by               N.A.
                 Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, EDGAR Accession
                 No. 0000898432-95-000427.

           (2)   Restated Certificate of Trust.  Filed Herewith.

           (3)   Trust Instrument of Neuberger Berman Equity          N.A.
                 Trust.  Incorporated by Reference to
                 Post-Effective No. 8 to Registrant's
                 Registration Statement, File Nos. 33-64368 and
                 811-7784, EDGAR Accession
                 No. 0000898432-95-000427.

           (4)   Schedule A - Current Series of Neuberger             N.A.
                 Berman Equity Trust.  Incorporated by
                 Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, EDGAR Accession
                 No. 0000898432-98-000681.

(b)        By-laws of Neuberger Berman Equity Trust.                  N.A.
           Incorporated by Reference to Post-Effective No. 8 to
           Registrant's Registration Statement, File
           Nos. 33-64368 and 811-7784, EDGAR Accession
           No. 0000898432-95-000427.

(c)        (1)   Trust Instrument of Neuberger Berman                 N.A.
                 Equity Trust, Articles IV, V, and VI.
                 Incorporated by Reference to Post-Effective
                 No. 8 to Registrant's Registration Statement,
                 File Nos. 33-64368 and 811-7784, EDGAR
                 Accession No. 0000898432-95-000427.

           (2)   Bylaws of Neuberger Berman Equity
                 Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File Nos.
                 33-64368 and 811-7784, EDGAR Accession No.
                 0000898432-95-000427.

(d)        (1)   (i)   Management Agreement Between Equity            N.A.
                       Managers Trust and Neuberger Berman
                       Management Incorporated.  Incorporated
                       by Reference to Post-Effective Amendment
                       No. 70 to Registration Statement of
                       Neuberger Berman Equity Funds, File Nos.
                       2-11357 and 811-582, EDGAR Accession No.
                       0000898432-000314.

                 (ii)  Schedule A - Series of Neuberger Berman        N.A.
                       Equity Managers Trust Currently Subject
                       to the Management Agreement.
                       Incorporated by Reference to
                       Post-Effective Amendment No. 16 to
                       Registrant's Registration Statement,
                       File Nos. 33-64368 and 811-7784, EDGAR
                       Accession No. 0000898432-98-000681.

                                                                  SEQUENTIALLY
EXHIBIT                                                             NUMBERED
NUMBER                            DESCRIPTION                        PAGE
------                            -----------                     -------------


                 (iii) Schedule B - Schedule of Compensation          N.A.
                       Under the Management Agreement.
                       Incorporated by Reference to
                       Post-Effective Amendment No. 16 to
                       Registrant's Registration Statement,
                       File Nos. 33-64368 and 811-7784, EDGAR
                       Accession No. 0000898432-98-000681.

           (2)   (i)   Sub-Advisory Agreement Between Neuberger       N.A.
                       Berman Management Incorporated and
                       Neuberger Berman, LLC with Respect to
                       Equity Managers Trust.  Incorporated by
                       Reference to Post-Effective Amendment
                       No. 70 to Registration Statement of
                       Neuberger Berman Equity Funds, File Nos.
                       2-11357 and 811-582, EDGAR Accession No.
                       0000898432-000314.

                 (ii)  Schedule A - Series of Neuberger Berman        N.A.
                       Equity Managers Trust Currently Subject
                       to the Sub-Advisory Agreement.
                       Incorporated by Reference to
                       Post-Effective Amendment No. 16 to
                       Registrant's Registration Statement,
                       File Nos. 33-64368 and 811-7784, EDGAR
                       Accession No. 0000898432-98-000681.

           (3)   (i)   Management Agreement Between Global
                       Managers Trust and Neuberger Berman
                       Management, Incorporated by Reference          N.A.
                       to Post-Effective Amendment No. 74 to
                       Registrant's Registration Statement,
                       File Nos. 2-11357 and 811-582, EDGAR
                       Accession No. 0000898432-95-000426.
\
                 (ii)   Schedule A - Series of Global Managers
                        Trust Currently Subject to the
                        Management Agreement.  Incorporated by
                        Reference to Post-Effective Amendment         N.A.
                        No. 74 to Registrant's Registration
                        Statement, File Nos. 2-11357 and
                        811-582, EDGAR Accession No.
                        0000898432-95-000426.

                 (iii) Schedule B - Schedule of Compensation
                        Under the Management Agreement.
                        Incorporated by Reference to                  N.A.
                        Post-Effective Amendment No. 74 to
                        Registrant's Registration Statement,
                        File Nos. 2-11357 and 811-582, EDGAR
                        Accession No. 0000898432-95-000426.

           (4)   (i)   Sub-Advisory Agreement Between Neuberger
                        Berman Management Incorporated and
                        Neuberger Berman, LLC with Respect to
                        Global Managers Trust.  Incorporated by       N.A.
                        Reference to Post-Effective Amendment
                        No. 74 to Registrant's Registration
                        Statement, File Nos. 2-11357 and
                        811-582, EDGAR Accession No.
                        0000898432-95-000426.

                                                                  SEQUENTIALLY
EXHIBIT                                                             NUMBERED
NUMBER                            DESCRIPTION                        PAGE
------                            -----------                     -------------

                 (ii)   Schedule A - Series of Global Managers
                        Trust Currently Subject to the                N.A.
                        Sub-Advisory Agreement, Incorporated by
                        Reference to Post-Effective Amendment
                        No. 74 to Registrant's Registration
                        Statement, File Nos. 2-11357 and
                        811-582, EDGAR Accession No.
                        0000898432-95-000426.


(e)  (1)   Distribution Agreement Between Neuberger Berman            N.A.
           Equity Trust and Neuberger Berman Management.
           Incorporated by Reference to Post-Effective
           Amendment No. 13 to Registrant's Registration
           Statement, File Nos. 33-64368 and 811-7784, EDGAR
           Accession No. 0000898432-97-000519.

     (2)   Schedule A - Series of Neuberger Berman Equity Trust       N.A.
           Currently Subject to the Distribution Agreement.
           Incorporated by Reference to Post-Effective
           Amendment No. 16 to Registrant's Registration
           Statement, File Nos. 33-64368 and 811-7784, EDGAR
           Accession No. 0000898432-98-000681.

(f)        Bonus, Profit Sharing or Pension Plans.  None.             N.A.

(g)        (1)   Custodian Contract Between Neuberger Berman          N.A.
                 Equity Trust and State Street Bank and Trust
                 Company.  Incorporated by Reference to
                 Post-Effective No. 8 to Registrant's
                 Registration Statement, File Nos. 33-64368 and
                 811-7784, EDGAR Accession
                 No. 0000898432-95-000427.                            N.A.

           (2)   Schedule of Compensation Under the Custodian
                 Contract.  Incorporated by Reference to
                 Post-Effective No. 10 to Registrant's
                 Registration Statement, File Nos. 33-64368 and       N.A.
                 811-7784, EDGAR Accession No.
                 0000898432-96-000532.

           (3)   Agreement Between Neuberger Berman Equity
                 Trust and State Street Bank Trust Company            N.A.
                 Adding Neuberger Berman International Trust as a Portfolio Governed by the Custodian
                 Contract.  Incorporated by reference to
                 Post-Effective Amendment No. 12 to
                 Registrant's Registration Statement, File Nos.
                 33-64368 and 811-7784, EDGAR Accession No.
                 0000898432-97-000398.

                                                                  SEQUENTIALLY
EXHIBIT                                                             NUMBERED
NUMBER                            DESCRIPTION                        PAGE
------                            -----------                     -------------

(h)  (1)   (i)   Transfer Agency and Service Agreement Between        N.A.
                 Neuberger Berman Equity Trust and State Street
                 Bank and Trust Company.  Incorporated by
                 Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, EDGAR Accession
                 No. 0000898432-95-000427.                            N.A.

           (ii)  Agreement Between Neuberger Berman Equity
                 Trust and State Street Bank and Trust Company
                 Adding Neuberger Berman NYCDC Socially
                 Responsive Trust as a Portfolio Governed by
                 the Transfer Agency Agreement.  Incorporated
                 by Reference to Post-Effective No. 8 to              N.A.
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, EDGAR Accession
                 No. 0000898432-95-000427.

           (iii) Agreement Between Neuberger Berman Equity Trust and State Street Bank and Trust Company Adding Neuberger Berman International Trust as a Portfolio Governed by the Transfer Agency Agreement. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000398.

           (iv)  First Amendment to Transfer Agency and Service       N.A.
                 Agreement between Equity Trust and State
                 Street Bank and Trust Company. Incorporated by Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, EDGAR Accession
                 No. 0000898432-95-000427.

           (v)   Schedule of Compensation under the Transfer          N.A.
                 Agency and Service Agreement.  Incorporated by
                 Reference to Post-Effective No. 10 to
                 Registrant's Registration Statement, File Nos.
                 33-64368 and 811-7784, EDGAR Accession No.
                 0000898432-96-000532.

           (vi)  Second Amendment to Transfer Agency and              N.A.
                 Service Agreement between Equity Trust and
                 State Street Bank and Trust Company.
                 Incorporated by reference to Post-Effective
                 Amendment No. 12 to Registrant's Registration
                 Statement, File Nos. 33-64368 and 811-7784,
                 EDGAR Accession No. 0000898432-97-000398.

     (2)   (i)   Administration Agreement Between Neuberger           N.A.
                 Berman Equity Trust and Neuberger Berman
                 Management Incorporated. Incorporated by
                 Reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, EDGAR Accession
                 No. 0000898432-97-000519.

           (ii)  Schedule A - Series of Neuberger Berman Equity       N.A.
                 Trust Currently Subject to the Administration
                 Agreement. Incorporated by Reference to
                 Post-Effective Amendment No. 16 to
                 Registrant's Registration Statement, File Nos.
                 33-64368 and 811-7784, EDGAR Accession No.
                 0000898432-98-000681.

                                                                  SEQUENTIALLY
EXHIBIT                                                             NUMBERED
NUMBER                            DESCRIPTION                        PAGE
------                            -----------                     -------------

           (iii) Schedule B - Schedule of Compensation Under          N.A.
                 the Administration Agreement. Incorporated by
                 Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, EDGAR Accession
                 No. 0000898432-95-000427.

 (i)  (a)   Opinion and Consent of Kirkpatrick &                      N.A.
            Lockhart  LLP  on  Securities   Matters  with
            Respect to  Neuberger  Berman  Equity  Trust.
            Incorporated  by Reference to  Post-Effective
            Amendment No. 13 to Registrant's Registration
            Statement,  File Nos.  33-64368 and 811-7784,
            EDGAR Accession No. 0000898432-97-000519.

      (b)  Opinion and Consent of Kirkpatrick &
           Lockhart LLP on Securities  Matters with
           Respect to Neuberger Berman NYCDC Socially
           Responsive Trust. Incorporated by Reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-97-000519.

      (c)  Opinion and Consent of Kirkpatrick &
           Lockhart LLP on Securities Matters with Respect to Neuberger Berman Millennium Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, EDGAR Accession No. 0000898432-98-000681.

(j)        Consent of Independent Auditors.  Filed Herewith.          ____

(k)        Financial Statements Omitted from Prospectus.  None.       N.A.

(l)        Letter of Investment Intent.  None.                        N.A.

(m)        Plan Pursuant to Rule 12b-1.  None.                        N.A.

(n)        Financial Data Schedule.  Filed Herewith.                  ____

(o)        Plan Pursuant to Rule 18f-3.  None.                        N.A.